                                                          File Number: 333-91784

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-effective Amendment Number
                                                      ---


                      Post-effective Amendment Number  7


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

Dennis E. Prohofsky                         Copy to:
Executive Vice President, General           J. Sumner Jones, Esq.
Counsel and Secretary                       Dykema Gossett PLLC
Minnesota Life Insurance Company            Franklin Square
400 Robert Street North                     Suite 300 West
St. Paul, Minnesota 55101-2098              1300 I Street, N.W.
(Name and Address of Agent for Service)     Washington, D.C. 20005-3306

It is proposed that this filing will become effective (check appropriate box)


       immediately upon filing pursuant to paragraph (b)
   ---
       on (date) pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(i)
   ---
    x  on March 24, 2005 pursuant to paragraph (a)(i)
   ---
       75 days after filing pursuant to paragraph (a)(ii)
   ---
       on (date) pursuant to paragraph (a)(ii) of Rule 485.
   ---


If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.




                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number         Caption in Prospectus
     1.             Cover Page

     2.             Special Terms and How To Contact Us

     3.             An Overview of Contract Features

     4.             Condensed Financial Information; Performance Data -
                    Appendix A

     5.             General Information

     6.             Contract Charges and Fees

     7.             Description of the Contract

     8.             Annuitization Benefits and Options

     9.             Death Benefits

    10.             Description of the Contract; Purchase Payments, Purchase
                    Payments and Value of the Contract; Contract Charges and
                    Fees - Contingent Deferred Sales Charge.

    11.             Description of the Contract; Redemptions, Withdrawals and
                    Surrender

    12.             Federal Tax Status

    13.             Not Applicable

    14.             Table of Contents of the Statement of Additional
                    Information

The date of the MultiOption Advisor B, C and L Class variable annuities Prospectus and Statement of Additional Information is changed to be effective March 24, 2005.


The purpose of this supplement to the Prospectus is to make an optional rider available to the Multi-Option B, C and L Class variable annuity contracts. This optional product feature is called a guaranteed minimum withdrawal benefit and it is described below. The corresponding sections of the Prospectus are revised, replaced or added, as applicable, as follows:

The following replaces the corresponding sections found on pages 5-9 of the
Prospectus:

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. Contract options may not be available in every state. EACH OPTION HAS A CHARGE ASSOCIATED WITH IT WHICH IS DESCRIBED IN MORE DETAIL LATER IN THE PROSPECTUS SECTION ENTITLED "OPTIONAL CONTRACT RIDER CHARGES." In addition, there may be limitations and restrictions that apply to your contract as a result of a particular option or a combination of options. Please read the Prospectus section(s) carefully and ask your representative for further details.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option.

Once you elect either of these two contract options below you may not change or terminate the option.

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses


SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None
CONTINGENT DEFERRED SALES LOAD
(as a percentage of each purchase payment)


                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Transfer Charge                                            None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                              B CLASS   C CLASS   L CLASS
                                                              -------   -------   -------
Mortality and Expense Risk Fee                                 1.05%     1.40%     1.35%
Administrative Fee                                             0.15%     0.15%     0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                             1.20%     1.55%     1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                              TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                             DEATH BENEFIT +   DEATH BENEFIT +   DEATH BENEFIT +
                                              BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                             ---------------   ---------------   ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                    1.35%             1.70%             1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                    1.45%             1.80%             1.75%
Premier Death Benefit (PDB)
  Charge 0.35%                                    1.55%             1.90%             1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                           OPTION CHARGE +   OPTION CHARGE +   OPTION CHARGE +
                                            BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                           ---------------   ---------------   ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%             1.80%             1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%             2.05%             2.00%
MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
Base Contract+PDB+EEB+GIPB                      2.30%             2.65%             2.60%


(Does not include the GMWB option because it is not a separate account charge.)


OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)



Guaranteed Minimum Withdrawal Benefit                     Maximum possible charge  1.00%
(GMWB) Charge                                             Current benefit charge   0.50%



The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the annual GMWB charge will be deducted proportionately from the values in the variable annuity account. Please see the GMWB section of the Prospectus for a detailed discussion of charges and formulas used to calculate these amounts.



The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolio's fees and expenses is contained in the prospectus for each portfolio.


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.45%     1.80%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before reimbursements, as well as the least expensive contract design (Base Contract only) and the two most expensive contract designs over the period (Base+HAV+EEB+GMWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Minimum Withdrawal Benefit Option and (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit Option, the Estate Enhancement Benefit Option and the

Guaranteed Income Provider Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  873   $1,136    $1,424     $2,011     $173    $  536    $  924     $2,011
  Base+HAV+EEB+GMWB                         $  963   $1,404    $1,866     $3,112     $263    $  804    $1,366     $3,112
  Base+PDB+EEB+GIPB                         $  983   $1,469    $1,980     $3,130     $283    $  869    $1,480     $3,130
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,008   $1,543    $2,102     $3,366     $308    $  943    $1,602     $3,366
  Base+HAV+EEB+GMWB                         $1,097   $1,802    $2,522     $4,369     $397    $1,202    $2,022     $4,369
  Base+PDB+EEB+GIPB                         $1,117   $1,862    $2,620     $4,332     $417    $1,262    $2,120     $4,332
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  203   $  627    $1,078     $2,327     $203    $  627    $1,078     $2,327
  Base+HAV+EEB+GMWB                         $  293   $  893    $1,515     $3,406     $293    $  893    $1,515     $3,406
  Base+PDB+EEB+GIPB                         $  313   $  957    $1,625     $3,411     $313    $  957    $1,625     $3,411
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $  338   $1,030    $1,745     $3,640     $338    $1,030    $1,745     $3,640
  Base+HAV+EEB+GMWB                         $  426   $1,288    $2,161     $4,622     $426    $1,288    $2,161     $4,622
  Base+PDB+EEB+GIPB                         $  446   $1,346    $2,256     $4,574     $446    $1,346    $2,256     $4,574
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  898   $1,212    $1,052     $2,275     $198    $  612    $1,052     $2,275
  Base+HAV+EEB+GMWB                         $  988   $1,478    $1,490     $3,358     $288    $  878    $1,490     $3,358
  Base+PDB+EEB+GIPB                         $1,008   $1,542    $1,601     $3,365     $308    $  942    $1,601     $3,365
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,033   $1,615    $1,722     $3,595     $333    $1,015    $1,722     $3,595
  Base+HAV+EEB+GMWB                         $1,121   $1,873    $2,138     $4,580     $421    $1,273    $2,138     $4,580
  Base+PDB+EEB+GIPB                         $1,141   $1,932    $2,233     $4,534     $441    $1,332    $2,233     $4,534



note: A contract combination that used Base+PDB+EEB+GIPB is actually more expensive than the Base + HAV + EEB + GMWB combination for the first five years because the charge for the GMWB option is calculated based on the GWB amount as compared to the charge for the GIPB which is taken as a separate account charge. In addition, the example assumes the maximum possible charge for the GMWB after the first five years since a contract owner has the ability to elect a reset five years after the option is elected.


Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence



The next section shows the fees and charges that apply to your contract after you have annuitized it.



SEPARATE ACCOUNT BASED CHARGES                     B CLASS          C CLASS          L CLASS
------------------------------                     -------          -------          -------
Mortality and Expense Risk Fee                      1.20%            1.20%            1.20%
Administrative Fee                                  0.15%            0.15%            0.15%
Total Base Contract Separate Account Annual
Expenses(No Optional Riders)                        1.35%            1.35%            1.35%
Optional Death Benefit Separate Account         Not Applicable   Not Applicable   Not Applicable
  Charges
Other Optional Separate Account Charges         Not Applicable   Not Applicable   Not Applicable



OTHER CHARGES                                      B CLASS          C CLASS          L CLASS
-------------                                      -------          -------          -------
Other Optional Benefit Charges taken from
  Contract Value                                Not Applicable   Not Applicable   Not Applicable



The following shall replace the last paragraph under the "Transfers" section, found on page 15 of the Prospectus:



MARKET-TIMING AND DISRUPTIVE TRADING



This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market-timing or frequent transfer activity.



We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.



We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:



     - the dollar amount of the transfer(s);



     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;



     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;



     - the number of transfers in the previous calendar quarter;



     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.



In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.



None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.



The following shall replace the corresponding provision found on pages 18-19 of the Prospectus:



MODIFICATION AND TERMINATION OF THE CONTRACT



Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.



The contract permits us to cancel your contract, and pay you its contract value if:



     - no purchase payments are made for a period of two or more full contract years, and



     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and



     - the contract value of the contract is less than $2,000.



We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no contingent deferred sales charge will apply.

The following shall replace the paragraph found on page 20 of the Prospectus:



CONTRACT CHARGES AND FEES



CONTINGENT DEFERRED SALES CHARGE



No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted. The CDSC applies to the total amount withdrawn, including the CDSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. Unless otherwise instructed, the CDSC will be deducted pro rata from all sub-accounts. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.


The following replaces the corresponding sections on pages 23-24 of the
Prospectus:

CONTRACT CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro-rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Contingent Deferred Sales Charge (CDSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

     - If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the Other Contract Options -- Estate Enhancement Benefit Option section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro-rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro-rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The general account and the guaranteed term account" for a complete description of this charge.

The following paragraph shall replace the paragraph found on page 24 of the
Prospectus:



ANNUITIZATION BENEFITS AND OPTIONS



ANNUITY PAYMENTS



When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of the contract, your contract value will be reduced by the amount you annuitize. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.


The following replaces the corresponding sections found on pages 34-39 of the
Prospectus:

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE OPTIONAL CONTRACT RIDER CHARGES SECTION OF THIS PROSPECTUS. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

     - You may only elect this option at the time your contract is issued.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:


(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or


(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:


(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or


(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The GIPB option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.


If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:


     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the General Account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro-rata for subsequent withdrawals and annuitizations.

Where Joint Owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest Joint Owner. After the death of the first Joint Owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving Joint Owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION:

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option and the Guaranteed Income Benefit Provider in the same contract.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: Guaranteed Withdrawal Benefit Enhancement and Guaranteed Withdrawal Benefit Reset Option.

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial Purchase Payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments


The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.


Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro-rata from your values in the General Account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW in any one contract year will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

     (i) 7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.


Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of contingent deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB Effective Date, your GWB will be increased on the third contract anniversary following the GMWB Effective Date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the fifth contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a five year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect your full contract value must be allocated to an Allocation Plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the Sub-Account Allocation Plan then in effect. The contract owner may elect to change from the current Sub-Account Allocation Plan to another Sub-Account Allocation Plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify Sub-Account Allocation Plans.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.


Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     - if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro-rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

The following Appendix D is added after Appendix C to the Prospectus:

APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION


Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the Prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option". Contract values shown assume certain hypothetical gain or loss in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.



EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.



                         CONTRACT                                         GUARANTEED   GUARANTEED
                          VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                          BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS           ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------           --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1....     $0      $100,000       0         $100,000      $100,000      $7,000



EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.



If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.



                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000       0         $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000        0         $122,000      $120,000      $8,400



EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.



While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic


Page D-1
withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.



                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000                 $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000                  $122,000      $120,000      $8,400
Beginning of Year 2...                                                    $120,000      $8,400
Activity
  (withdrawal)........  $119,000                $8,400      $110,600      $111,600      $8,400



EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.



The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.



                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000                 $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000                  $122,000      $120,000      $8,400
Beginning of Year 2...                                                    $120,000      $8,400
Activity
  (withdrawal)........  $119,000                $8,400      $110,600      $111,600      $8,400
Beginning of Year 3...                                                    $111,600      $8,400
Activity
  (withdrawal)........  $112,000                $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal).........  $ 99,000                $5,000      $ 94,000      $ 94,000      $6,580



EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.



An optional reset may be elected on any anniversary beginning 5 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 5 years. When the reset is elected, the GWB will


                                                                        Page D-2
increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.



                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000                 $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000                  $122,000      $120,000      $8,400
Beginning of Year 2...                                                    $120,000      $8,400
Activity
  (withdrawal)........  $119,000                $8,400      $110,600      $111,600      $8,400
Beginning of Year 3...                                                    $111,600      $8,400
Activity
  (withdrawal)........  $112,000                $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal).........  $ 99,000                $5,000      $ 94,000      $ 94,000      $6,580
Beginning of Year 4...                                                    $ 94,000      $6,580
Activity
  (withdrawal)........  $ 88,500                $6,580      $ 81,920      $ 87,420      $6,580
Beginning of Year 5...                                                    $ 87,420      $6,580
Activity
  (withdrawal)........  $ 89,600                $6,580      $ 83,020      $ 80,840      $6,580
Beginning of Year 6...                                                    $ 80,840      $6,580
Activity
  (withdrawal)........  $ 90,330                $6,580      $ 83,750      $ 74,260      $6,580
Beginning of Year 7
  immediately before
  reset...............  $ 85,000                            $ 85,000      $ 74,260      $6,580
Beginning of Year 7
  immediately after
  reset...............  $ 85,000                            $ 85,000      $ 85,000      $6,580


Page D-3

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone:
1-800-362-3141 - http://www.minnesotalife.com

     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

[ADVANTUS(TM) CAPITAL MANAGEMENT LOGO]
Advantus Capital Management, Inc.:
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

[AIM FUNDS(SM) LOGO]
AIM Variable Insurance Fund:
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

[AMERICAN CENTURY(R) LOGO]
American Century Variable Portfolios, Inc.:
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

[FIDELITY INVESTMENTS(R) LOGO]
Fidelity Variable Insurance Products Funds:
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

[FRANKLIN TEMPLETON INVESTMENTS(R) LOGO]
Franklin Templeton Variable Insurance Products Trust:
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares

[JANUS LOGO]
Janus Aspen Series:
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

(MFS INVESTMENT MANAGEMENT LOGO)
MFS(R) Variable Insurance Trust(sm):
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Services Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS LOGO)
Oppenheimer Variable Account Funds:
- Capital Appreciation Fund/VA -- Service Shares
- High Income Fund/VA -- Service Shares
Panorama Series Fund, Inc.:
- International Growth Fund/VA -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust:
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(VAN KAMPEN INVESTMENTS LOGO)
Van Kampen Life Investment Trust:
- Comstock Portfolio -- Class II Shares
- Emerging Growth Portfolio -- Class II Shares
- Growth and Income Portfolio -- Class II Shares

(W&R LOGO)
W&R Target Funds, Inc.:
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Growth Portfolio
- W&R International Portfolio
- W&R International II Portfolio
- W&R Micro Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling: 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: APRIL 30, 2004.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS

                    SPECIAL TERMS                                                                          1
                    HOW TO CONTACT US                                                                      3
                    AN OVERVIEW OF CONTRACT FEATURES                                                       4
                    OTHER CONTRACT OPTIONS                                                                 5
                    CONTRACT CHARGES AND EXPENSES                                                          6
                    CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                              10
                    DESCRIPTION OF THE CONTRACT                                                           13
                              Right of Cancellation or "Free Look"                                        13
                              Purchase Payments                                                           13
                              Automatic Purchase Plan                                                     14
                              Purchase Payment Allocation Options                                         14
                              Transfers                                                                   14
                              Systematic Transfer Arrangements                                            15
                                        Automatic Portfolio Rebalancing                                   15
                                        Dollar Cost Averaging                                             15
                              Purchase Payments and Value of the Contract                                 16
                                        Crediting Accumulation Units                                      16
                                        Value of the Contract                                             17
                                        Accumulation Unit Value                                           17
                              Net Investment Factor for Each Valuation Period                             17
                              Redemptions, Withdrawals and Surrender                                      18
                              Modification and Termination of the Contract                                18
                              Assignment                                                                  19
                              Deferment of Payment                                                        19
                              Confirmation Statements and Reports                                         20
                    CONTRACT CHARGES AND FEES                                                             20
                              Contingent Deferred Sales Charge                                            20
                                        Nursing Home or Terminal Illness Waiver                           21
                                        Unemployment Waiver                                               22
                              Mortality and Expense Risk Charge                                           23
                              Administrative Charge                                                       23
                              Annual Maintenance Fee                                                      24
                              Premium Taxes                                                               24
                              Transfer Charges                                                            24
                              Market Value Adjustment                                                     24
                    ANNUITIZATION BENEFITS AND OPTIONS                                                    24
                              Annuity Payments                                                            24
                              Electing the Retirement Date and Annuity Option                             25
                              Annuity Options                                                             25
                              Calculation of Your First Monthly Annuity Payment                           26
                              Amount of Subsequent Variable Annuity Payments                              27

                              Value of the Annuity Unit                                                   27
                              Transfers after you have Annuitized your Contract                           27
                    DEATH BENEFITS                                                                        28
                              If the Owner Dies Before Annuity Payments Begin                             28
                                        Optional Death Benefits                                           29
                                        Highest Anniversary Value Death Benefit Option                    29
                                        5% Death Benefit Increase Option                                  31
                                        Premier Death Benefit Option                                      33
                              If the Owner Dies on or after Annuity Payments Begin                        34
                    OTHER CONTRACT OPTIONS                                                                34
                    GENERAL INFORMATION                                                                   39
                              The Company -- Minnesota Life Insurance Company                             39
                              The Separate Account -- Variable Annuity Account                            39
                              Changes to the Separate Account -- Additions, Deletions or
                                Substitutions                                                             39
                              The General Account and the Guaranteed Term Account                         40
                    VOTING RIGHTS                                                                         43
                    FEDERAL TAX STATUS                                                                    44
                    PERFORMANCE DATA                                                                      50
                    STATEMENT OF ADDITIONAL INFORMATION                                                   51
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS               A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                                B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                               C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different Portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

MINNESOTA LIFE'S ANNUITY SERVICE LINE

(TELEPHONE GRAPHIC)
         - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

(MAIL GRAPHIC)
         - For purchase payments sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

         - To receive a current copy of the MultiOption Advisor Variable Annuity SAI without charge, call 1-800-362-3141, or complete and detach the following and send it to:
             Minnesota Life Insurance Company
             Annuity Services
             400 Robert Street North
             St. Paul, MN 55101-2098

             Name
             -------------------------------------------------------------------

             Address
             -------------------------------------------------------------------

             City ----------- State ------- Zip --------------------------------

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

There are 3 classes available: B Class, C Class and L Class. The primary differences are the contingent deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free-look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist. See your registered representative for more information.

PURCHASE PAYMENTS:

     Initial Minimum                        B Class    $10,000
                                                       $2,000 for IRAs and qualified plans
                                            C Class    $25,000 for all contract and plan types
                                            L Class    $25,000 for all contract and plan types

     Subsequent payment minimum                        $500
     (B, C and L Class)                                ($100 for automatic payment plans)

INVESTMENT OPTIONS:

     Fixed Account                                     Minnesota Life General Account

     Guaranteed Term Account                           3 year guarantee period*
                                                       5 year guarantee period*
                                                       7 year guarantee period*
                                                       10 year guarantee period*

     Variable Annuity Account                          See the list of portfolios on the cover
                                                       page

     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

     Minimum withdrawal amount                         $250

     (Withdrawals and surrenders may be subject to contingent deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the contingent deferred sales charge ("CDSC") is waived on withdrawal or surrender. The following CDSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver

C Class has no CDSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The CDSC is also waived at death and upon annuitization.

DEATH BENEFIT

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION. Each of the optional choices has specific charges associated with the death benefit. You may elect an optional death benefit at the time of issue if you are less than 76 years old. You may only select one death benefit option. To whom a benefit is paid depends upon who has died and the type of contract you have purchased. Death benefit options may not be available in all states. Please see the "Death Benefits" section for complete details.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. Once you elect a contract option you may not change it or terminate it. Contract options may not be available in every state and you should ask your representative for details. Each option has a charge associated with it which is described in more detail later in the corresponding prospectus section:

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None
DEFERRED SALES LOAD
(as a percentage of each purchase payment or
  amount surrendered, as applicable)

                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Current Charge                                             None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT ONLY

                                            MORTALITY &                     TOTAL SEPARATE ACCOUNT
                                           EXPENSE RISK    ADMINISTRATIVE       ANNUAL EXPENSE
                                                FEE             FEE            (BASE CONTRACT)
                                           ------------    --------------   ----------------------
B Class                                        1.05%           0.15%                1.20%
C Class                                        1.40%           0.15%                1.55%
L Class                                        1.35%           0.15%                1.50%

OPTIONAL DEATH BENEFITS

                                                                  TOTAL SEPARATE ACCOUNT
                                                                      ANNUAL EXPENSE
                                                  DEATH BENEFIT      (DEATH BENEFIT +
                                                     CHARGE           BASE CONTRACT)        CLASS
                                                  -------------   ----------------------    -----
HIGHEST ANNIVERSARY VALUE                             0.15%               1.35%            B Class
                                                                          1.70%            C Class
                                                                          1.65%            L Class
5% DEATH BENEFIT INCREASE                             0.25%               1.45%            B Class
                                                                          1.80%            C Class
                                                                          1.75%            L Class
PREMIER DEATH BENEFIT                                 0.35%               1.55%            B Class
                                                                          1.90%            C Class
                                                                          1.85%            L Class

OTHER CONTRACT OPTIONS

                                                                 TOTAL SEPARATE ACCOUNT
                                                                     ANNUAL EXPENSE
                                                    CHARGE FOR    (THIS OPTION ONLY +
                                                      OPTION        BASE CONTRACT )        CLASS
                                                    ----------   ----------------------    -----
ESTATE ENHANCEMENT BENEFIT (EEB)                      0.25%              1.45%            B Class
                                                                         1.80%            C Class
                                                                         1.75%            L Class
GUARANTEED INCOME PROVIDER BENEFIT (GIPB)             0.50%              1.70%            B Class
                                                                         2.05%            C Class
                                                                         2.00%            L Class

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGES

                                                                        TOTAL CHARGES
                                                                        -------------
         B Class(1.20%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.30%
         C Class(1.55%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.65%
         L Class(1.50%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.60%

After Annuity Payments Commence
(B, C and L Class)

            Mortality and Expense Risk Fees                              1.20%
            Administrative Fees                                          0.15%
            Death Benefit Charges                                        None

The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.45%     1.80%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses), as well as the least expensive contract design (Base Contract only) and the most expensive contract design (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Income Provider Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  873   $1,136    $1,424     $2,011     $173    $  536    $  924     $2,011
  Base+PDB+EEB+GIPB                         $  983   $1,469    $1,980     $3,130     $283    $  869    $1,480     $3,130
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,008   $1,543    $2,102     $3,366     $308    $  943    $1,602     $3,366
  Base+PDB+EEB+GIPB                         $1,117   $1,862    $2,620     $4,332     $417    $1,262    $2,120     $4,332
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  203   $  627    $1,078     $2,327     $203    $  627    $1,078     $2,327
  Base+PDB+EEB+GIPB                         $  313   $  957    $1,625     $3,411     $313    $  957    $1,625     $3,411
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $  338   $1,030    $1,745     $3,640     $338    $1,030    $1,745     $3,640
  Base+PDB+EEB+GIPB                         $  446   $1,346    $2,256     $4,574     $446    $1,346    $2,256     $4,574
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  898   $1,212    $1,052     $2,275     $198    $  612    $1,052     $2,275
  Base+PDB+EEB+GIPB                         $1,008   $1,542    $1,601     $3,365     $308    $  942    $1,601     $3,365
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,033   $1,615    $1,722     $3,595     $333    $1,015    $1,722     $3,595
  Base+PDB+EEB+GIPB                         $1,141   $1,932    $2,233     $4,534     $441    $1,332    $2,233     $4,534

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios and their investment adviser and investment sub-adviser. Prospectuses for the portfolios must accompany this Prospectus and contain more detailed information about each portfolio. The portfolio's investment objectives are contained within each of the portfolio's prospectuses. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H. S. Dent Advisors, Inc.
   II Shares
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund/VA - Service Shares     OppenheimerFunds, Inc.
 High Income Fund/VA - Service Shares              OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund/VA - Service Shares     OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Comstock Portfolio - Class II Shares              Van Kampen Asset Management Inc.
 Emerging Growth Portfolio - Class II Shares       Van Kampen Asset Management Inc.
 Growth and Income Portfolio - Class II Shares     Van Kampen Asset Management Inc.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Balanced Portfolio                            Waddell & Reed Investment
                                                   Management Company
 W&R Core Equity Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R Growth Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R International Portfolio                       Waddell & Reed Investment
                                                   Management Company
 W&R International II Portfolio                    Waddell & Reed Investment            Templeton Investment Counsel,
                                                   Management Company                   LLC
 W&R Micro Cap Growth Portfolio                    Waddell & Reed Investment            Wall Street Associates
                                                   Management Company
 W&R Science and Technology Portfolio              Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Growth Portfolio                    Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Value Portfolio                     Waddell & Reed Investment            State Street Research &
                                                   Management Company                   Management Company
 W&R Value Portfolio                               Waddell & Reed Investment
                                                   Management Company

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE-LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free-look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following:

B Class     $10,000
            $2,000 for IRAs and Qualified Retirement Plans
C Class     $25,000 for all contract and plan types
L Class     $25,000 for all contract and plan types

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete.

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not exceed $250,000, except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent for B, C or L Class.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

There is generally no dollar amount limitation on transfers. However, transfers may not cause the aggregate value of the general account and each of the guaranteed periods to exceed $250,000 without our prior consent for B, C or L Class. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No contingent deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Transfer privileges may be suspended or modified by us at any time. We reserve the right to restrict the frequency of -- or otherwise modify, condition, or terminate -- any transfer method(s). The transfer privilege is also subject to modification if we determine, at our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. You will be notified in writing if your transfer privileges will be suspended or modified. The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. This contract is not designed for market timing or other frequent trading activity and we do not accommodate or create exceptions for investors engaging in such activity. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact your registered representative.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account. Rebalancing is not available after you annuitize.

     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

     VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

     ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable contingent deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable contingent deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted in accordance with the table below. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 7.25% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable CDSC percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
----------------------------    -------    -------    -------
            0-1                    7%       None         7%
            1-2                    7%                    7%
            2-3                    6%                    6%
            3-4                    6%                    6%
            4-5                    5%                    0%
            5-6                    4%                    0%
            6-7                    3%                    0%
      7 and thereafter             0%                    0%

The amount of the CDSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the CDSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a CDSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The CDSC will not apply to:

     - The annual "free amount". The free amount shall be equal to amounts withdrawn in any contract year that are less than or equal to the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to CDSC. Plus 15% of any purchase payments not previously withdrawn and received by us during the current contract year.

     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     NURSING HOME OR TERMINAL ILLNESS WAIVER

     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a CDSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

        - prescribed by a licensed Physician in writing; and

        - based on physical limitations which prohibit daily living in a non-institutional setting.

     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a CDSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

        - is diagnosed by a licensed Physician; and

        - is expected to result in death within 12 months.

     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement of terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

     UNEMPLOYMENT WAIVER

     Any time after the first contract anniversary, the CDSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

        - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

        - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

        - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

Your mortality and expense risk charge is increased if you elect one of the optional death benefits or one or more of the other contract options (EEB or GIPB). We increase the mortality and expense risk charge of your B Class (1.05%), C Class (1.40%) or L Class (1.35%) base contract by an annual rate equal to the following:

     0.15% Highest Anniversary Value Death Benefit Option
     0.25% 5% Death Benefit Increase Option
     0.35% Premier Death Benefit Option
     0.25% Estate Enhancement Benefit Option
     0.50% Guaranteed Income Provider Benefit Option

The additional charges apply only during the accumulation period. The charges do not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the CDSC. The 0.15% administrative charge will also continue to apply.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of .15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro-rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization, annuity payments are determined on the basis of:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b) the age and gender of the annuitant and any joint annuitant,

c) the type of annuity payment option you select, and

d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the first of the month following the later of:

     - the 85th birthday of the annuitant, or

     - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months. If you wish to change the date annuity payments are to begin, you must notify us in writing at least 30 days before annuity payments are to begin.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $50. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $1,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Such transfers are limited to one per contract year.

     - We must receive the written request for an annuity transfer at least 30 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 30 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

IF THE OWNER DIES BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any CDSC or MVA); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. Once elected you may not change it. These optional death benefits are subject to state availability. There is a particular charge associated with each optional death benefit. See the section titled "Mortality and Expense Risk Charge," for more information.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     0        65             10,000             10,000           0      10,000
     1        66             10,000              9,000       9,000      10,000
     2        67             10,000              8,000       9,000      10,000
     3        68             10,000              9,000       9,000      10,000
     4        69             10,000             11,000      11,000      11,000
     5        70             10,000             13,500      13,500      13,500
     6        71             10,000              9,000      13,500      13,500
     7        72             10,000             10,000      13,500      13,500
     8        73             10,000             12,000      13,500      13,500
     9        74             10,000             14,000      14,000      14,000
    10        75             10,000             12,000      14,000      14,000
    11        76             10,000             15,000      15,000      15,000
    12        77             10,000             17,000      17,000      17,000
    13        78             10,000             19,000      19,000      19,000
    14        79             10,000             21,200      21,200      21,200
    15        80             10,000             23,000      23,000      23,000
    16        81             10,000             24,000      23,000      24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                         HIGHEST ANNIVERSARY
AGE                                                    WITHDRAWALS               CONTRACT VALUE                   VALUE
---                                                 -----------------            --------------            -------------------
65                                                      10000.00                    10000.00
66                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                     8000.00                     9000.00
68                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                    11000.00                    11000.00
                                                        10000.00                    13500.00                    13500.00
71                                                      10000.00                     9000.00                    13500.00
                                                        10000.00                    10000.00                    13500.00
                                                        10000.00                    12000.00                    13500.00
74                                                      10000.00                    14000.00                    14000.00
                                                        10000.00                    12000.00                    14000.00
                                                        10000.00                    15000.00                    15000.00
77                                                      10000.00                    17000.00                    17000.00
                                                        10000.00                    19000.00                    19000.00
                                                        10000.00                    21200.00                    21200.00
80                                                      10000.00                    23000.00                    23000.00
                                                        10000.00                    24000.00                    23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.


On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


5% DEATH BENEFIT INCREASE OPTION


The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:


(a) the portion of the contract value in the general account and guaranteed term account; and


(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.


The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.


Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     0        65            10,000             10,000         10,000        10,000
     1        66            10,000              9,000         10,500        10,500
     2        67            10,000              8,000         11,025        11,025
     3        68            10,000              9,000         11,576        11,576
     4        69            10,000             11,000         12,155        12,155
     5        70            10,000             13,500         12,763        13,500
     6        71            10,000              9,000         13,401        13,401
     7        72            10,000             10,000         14,071        14,071
     8        73            10,000             12,000         14,775        14,775
     9        74            10,000             14,000         15,513        15,513
    10        75            10,000             12,000         16,289        16,289
    11        76            10,000             15,000         17,103        17,103
    12        77            10,000             17,000         17,959        17,959
    13        78            10,000             19,000         18,856        19,000
    14        79            10,000             21,200         19,799        21,200
    15        80            10,000             23,000         20,000        23,000
    16        81            10,000             24,000         20,000        24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                          5% DEATH BENEFIT
AGE                                                    WITHDRAWALS               CONTRACT VALUE              INCREASE VALUE
---                                                 -----------------            --------------             ----------------
65                                                      10000.00                    10000.00                    10000.00
66                                                      10000.00                     9000.00                    10500.00
67                                                      10000.00                     8000.00                    11025.00
68                                                      10000.00                     9000.00                    11576.00
69                                                      10000.00                    11000.00                    12155.00
70                                                      10000.00                    13500.00                    12763.00
71                                                      10000.00                     9000.00                    13401.00
72                                                      10000.00                    10000.00                    14071.00
73                                                      10000.00                    12000.00                    14775.00
74                                                      10000.00                    14000.00                    15513.00
75                                                      10000.00                    12000.00                    16289.00
76                                                      10000.00                    15000.00                    17103.00
77                                                      10000.00                    17000.00                    17959.00
78                                                      10000.00                    19000.00                    18856.00
79                                                      10000.00                    21200.00                    19799.00
80                                                      10000.00                    23000.00                    20000.00
81                                                      10000.00                    24000.00                    20000.00

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


PREMIER DEATH BENEFIT OPTION


The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.


Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.


                              MULTIOPTION ADVISOR
                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0        65             10,000             10,000           0       10,000    10,000
     1        66             10,000              9,000       9,000       10,500    10,500
     2        67             10,000              8,000       9,000       11,025    11,025
     3        68             10,000              9,000       9,000       11,576    11,576
     4        69             10,000             11,000      11,000       12,155    12,155
     5        70             10,000             13,500      13,500       12,763    13,500
     6        71             10,000              9,000      13,500       13,401    13,500
     7        72             10,000             10,000      13,500       14,071    14,071
     8        73             10,000             12,000      13,500       14,775    14,775
     9        74             10,000             14,000      14,000       15,513    15,513
    10        75             10,000             12,000      14,000       16,289    16,289
    11        76             10,000             15,000      15,000       17,103    17,103
    12        77             10,000             17,000      17,000       17,959    17,959
    13        78             10,000             19,000      19,000       18,856    19,000

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
    14        79             10,000             21,200      21,200       19,799    21,200
    15        80             10,000             23,000      23,000       20,000    23,000
    16        81             10,000             24,000      23,000       20,000    24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.


IF THE OWNER DIES ON OR AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. Once you elect an optional contract feature it may not be cancelled or terminated. There is a specific charge associated with each option. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. You may only elect this options at the time your contract is issued. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only, Option B will apply.

This option will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

You may also elect to purchase the Guaranteed Income Provider Benefit (GIPB) option. This option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization. It does not however, guarantee a contract value or minimum return for any investment option or for the contract.

You may elect this option when your contract is issued or within 30 days following any contract anniversary date. You must also be under age 76 on the effective date of the rider issued for this option. If you elect the option after the contract is issued, the effective date of the rider for the option will be the contract anniversary date closest to when you purchased the option. All requests to elect this option must be in writing on a form provided by us. Once the option is elected you may not cancel it.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to partially annuitize your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supercede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the Contract Value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable account portion of the Guaranteed Income Provider 5% Increase Value will no increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro-rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT


We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.


The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.


The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.


CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.


We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.


We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.


The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

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



The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.


The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.


Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.


Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a CDSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                        (1 + i)
                                         (n/12)
                    ----------------
                 [  (1 + j + .0025)   ]         -1

where    i     =     Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.
         j     =     Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity
                     payments with a maturity equal to the number of whole months remaining in the guarantee period.
         n     =     the number of whole months remaining in the guarantee
                     period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

     (b) amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the contingent deferred sales charge.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period

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

to the variable annuity account or general account options. The market value adjustment, if applicable, will be applied or deducted from the amount remaining in the contract value. For further information, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.


VOTING RIGHTS


We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.


During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.


We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.


FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


THE COMPANY'S TAX STATUS


We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Fund is an affiliate of ours, we do not control the Advantus Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the variable annuity account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the variable annuity account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.


TAXATION OF ANNUITY PAYMENTS


The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.


TAXATION OF DEATH BENEFIT PROCEEDS


Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not

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

affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.


For some types of qualified plans, other tax penalties may apply to certain distributions.


AGGREGATION OF CONTRACTS


For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


ASSIGNMENT OR PLEDGES


Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Similar rules apply to qualified contracts.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.


TAX QUALIFIED PROGRAMS


The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     - other specified circumstances.


We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.


Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The IRS is currently considering a change to the RMD regulations that would treat any partial withdrawal from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD requirements. Should this change be adopted, we will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.


For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.


WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more,

     - a required minimum distribution,

     - a hardship distribution, or

     - the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.


SEE YOUR OWN TAX ADVISER


The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.


PERFORMANCE DATA


From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................  4,050,332
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    507,973
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................  1,402,754
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................  3,383,922
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  2,612,510
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    950,460
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    138,031
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    260,103

Page A-1

1.20% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     87,532
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     37,859
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    261,738
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  2,352,141
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    312,590
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................  1,141,186
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  3,848,018
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................  1,038,040

                                                                        Page A-2

1.20% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN LARGE CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    195,555
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    416,055
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    287,026
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    299,235
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................    320,021
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     75,843
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    211,619
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................    229,166

Page A-3

1.20% Variable Account Charge Continued


                                           2003
                                           ----
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    105,746
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    780,498
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    146,463
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    289,222
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    998,460
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................    223,759
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    184,694
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................  1,007,114

                                                                        Page A-4

1.20% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     21,906
PUTNAM NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     93,432
PUTNAM VT VOYAGER FUND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     85,961
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    202,627
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     45,797
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     53,413
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     89,344
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    182,287
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     46,268

Page A-5

1.20% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     52,097
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    209,044
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................  1,620,424
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    250,685
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     50,270
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    247,050
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    529,377
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     69,674

                                                                        Page A-6

1.35% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................  2,310,981
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    317,549
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    580,863
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    824,412
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  1,619,373
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    550,986
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    118,549
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................     15,941
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     66,889

Page A-7

1.35% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     32,726
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    167,610
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  1,564,450
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    149,145
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    259,738
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  2,223,503
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    690,554
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    100,484

                                                                        Page A-8

1.35% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    200,483
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    181,452
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................    151,859
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     54,872
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     75,522
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    147,893
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     78,861
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     56,086

Page A-9

1.35% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    468,745
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    237,605
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    342,724
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    826,137
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................    210,842
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     76,447
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    812,657
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     42,463

                                                                       Page A-10

1.35% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    127,845
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     22,527
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    345,832
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     33,590
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     88,941
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................        198
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     65,760
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     43,478
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     79,652

Page A-11

1.35% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     70,932
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................    808,741
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    108,900
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................        189
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     24,776
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    194,880
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     16,664

                                                                       Page A-12

1.45% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................    750,598
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     52,629
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    116,690
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    383,955
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................    266,265
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    176,170
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     20,585
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      1,687

Page A-13

1.45% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     41,381
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    584,173
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     21,199
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     85,547
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    696,476
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    181,032
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     11,918
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................     21,103

                                                                       Page A-14

1.45% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     65,954
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................     36,575
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     11,339
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      5,716
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     22,559
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     28,823
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................        874
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    129,839

Page A-15

1.45% Variable Account Charge Continued


                                           2003
                                           ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................      2,937
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................      3,587
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    285,507
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................     33,621
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    233,715
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      1,392
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     20,087
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     79,508
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................        501

                                                                       Page A-16

1.45% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     12,448
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      7,230
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................        945
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................    264,972
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................      6,416
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................     24,978

Page A-17

1.50% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     70,134
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     15,400
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     91,140
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................     16,001
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     35,702
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     55,148
AIM V.I. DENT DEMOGRAPHIC TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      6,436
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      9,246
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     86,407

                                                                       Page A-18

1.50% Variable Account Charge Continued


                                           2003
                                           ----
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     36,548
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     97,430
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................     21,169
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.32
  Number of units outstanding at end of
     period............................     45,803
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................      6,259
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.45
  Number of units outstanding at end of
     period............................     25,022
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     12,765
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     36,726

Page A-19

1.50% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     49,273
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     11,407
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      4,438
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     25,644
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     11,128
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     27,374
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      4,569
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      2,269

                                                                       Page A-20

1.50% Variable Account Charge Continued


                                           2003
                                           ----
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................      6,792
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,548
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,978
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      4,940
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     31,368
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.48
  Number of units outstanding at end of
     period............................      6,218
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      1,493
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     12,510

Page A-21

1.55% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................  2,702,270
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    591,118
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    609,821
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................  1,262,419
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  1,373,027
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................  1,138,867
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     75,989
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    116,194
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     53,077

                                                                       Page A-22

1.55% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     26,313
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    346,355
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  2,640,287
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    231,651
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................  1,179,277
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  3,670,197
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    800,692
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     62,173

Page A-23

1.55% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    343,529
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    395,889
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................    356,071
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    286,543
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    269,977
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     66,911
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................    112,029
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    148,821

                                                                       Page A-24

1.55% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    842,764
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    215,469
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     34,282
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................  1,453,081
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................     67,646
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    169,121
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................  1,018,294
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     33,779

Page A-25

1.55% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     45,929
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     37,809
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    429,513
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     25,563
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     47,240
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     60,523
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    948,351
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     51,899
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    582,491

                                                                       Page A-26

1.55% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    205,535
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................  1,370,209
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     38,833
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    108,753
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    370,380
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    224,892
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     86,562

Page A-27

1.60% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    191,359
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     55,230
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     57,536
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     30,191
AMERICAN CENTURY ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................    181,244
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................    220,804
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     66,625
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     71,714

                                                                       Page A-28

1.60% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     57,509
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     93,002

Page A-29

1.65% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     20,302
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................      8,283
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      3,861
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     26,145
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     32,295
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.45
  Number of units outstanding at end of
     period............................      3,934
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     13,004

                                                                       Page A-30

1.65% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     14,631
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     11,995

Page A-31

1.70% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................  1,538,397
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................    382,795
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................  1,181,325
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    233,527
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    911,037
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    441,220
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      5,610
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    142,812
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     15,983

                                                                       Page A-32

1.70% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    151,402
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    922,992
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    124,726
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    363,140
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................  1,354,249
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................    510,083
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     83,011
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    192,554

Page A-33

1.70% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    115,090
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................    111,633
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................    198,162
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.16
  Number of units outstanding at end of
     period............................     51,163
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................     67,640
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     76,183
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     44,910
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    394,464

                                                                       Page A-34

1.70% Variable Account Charge Continued


                                           2003
                                           ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    100,149
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     58,135
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    290,214
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    104,616
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     43,510
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    306,210
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     27,837
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     23,408
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    123,192

Page A-35

1.70% Variable Account Charge Continued


                                           2003
                                           ----
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................      7,356
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    395,110
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     35,621
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    247,588
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     43,064
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    864,650
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     55,649
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    143,928
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    197,520

                                                                       Page A-36

1.70% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    227,043
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    127,229

Page A-37

1.75% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     21,470
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     20,053
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     20,383
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     20,548
MFS MID CAP GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     12,851
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     20,112
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     20,812

                                                                       Page A-38

1.80% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    606,327
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................    298,072
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    238,921
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    110,908
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    489,780
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    202,336
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    183,190
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      1,523
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    365,394

Page A-39

1.80% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    315,964
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     89,104
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     31,453
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................  1,012,038
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................    119,847
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     28,875
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     96,092
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     68,184

                                                                       Page A-40

1.80% Variable Account Charge Continued


                                           2003
                                           ----
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................     21,598
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     19,471
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.16
  Number of units outstanding at end of
     period............................     19,389
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................     10,959
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     39,578
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     10,124
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    109,399
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     19,267

Page A-41

1.80% Variable Account Charge Continued


                                           2003
                                           ----
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    477,837
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     59,390
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     18,878
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................    131,743
PUTNAM VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     30,226
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     17,253
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     18,703
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     23,813

                                                                       Page A-42

1.80% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    115,030
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     21,043
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      3,745
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    204,082

Page A-43

1.85% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     23,698
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................      5,279
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................      2,246
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      9,703
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      5,483
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     28,002
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      8,115
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     24,229
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................      1,642

                                                                       Page A-44

1.85% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      3,085
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................      3,642
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................      4,173
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................      1,463
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................      6,080
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................      8,530
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     13,703
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................      8,413

Page A-45

1.85% Variable Account Charge Continued


                                           2003
                                           ----
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,932
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................      4,310
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................      7,300
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      4,564
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      5,409
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     13,582
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      1,722
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      1,483

                                                                       Page A-46

1.90% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    376,561
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     63,653
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     62,372
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................     52,653
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     57,785
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     66,716
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................     86,064
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     61,943
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................    287,840

Page A-47

1.90% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      2,104
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     45,456
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    380,065
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................     49,020
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     15,530
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     25,921
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     19,356
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................     15,802

                                                                       Page A-48

1.90% Variable Account Charge Continued


                                           2003
                                           ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      2,256
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................      4,515
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................      2,129
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    101,609
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     11,772
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     25,715
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     73,462
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     12,267

Page A-49

1.90% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     10,809
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................    124,721
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     23,562
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      2,108
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     15,785
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     67,338
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     36,694
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     59,490
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    132,095

                                                                       Page A-50

1.90% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     12,910
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................      3,019
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     23,650

Page A-51

1.95% Variable Account Charge

                                           2003
                                           ----
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     15,672
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     24,581
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      7,889
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     28,922
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................      7,229
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     22,191
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     40,022
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     46,011
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     21,797

                                                                       Page A-52

1.95% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     44,180
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      8,437
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     13,617
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     52,374
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     31,773
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     19,313
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     21,110

Page A-53

2.05% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     45,604
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     10,673
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................      4,376
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      2,891
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,382
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     35,118
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................      3,658
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     47,006
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,251

                                                                       Page A-54

2.05% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     15,959
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      7,359
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,975
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     15,693
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      5,481
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     16,110
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     26,403
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,430

Page A-55

2.05% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     18,812
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................      2,151

                                                                       Page A-56

2.20% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     22,940
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,579
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     30,859
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     34,924
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      2,399
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     30,745
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     50,879
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,074
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      9,192

Page A-57

2.20% Variable Account Charge Continued


                                           2003
                                           ----
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................        554
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      8,588
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     15,817
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      5,699
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      2,197
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,613
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     25,355
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................      3,728

                                                                       Page A-58

2.30% Variable Account Charge

                                           2003
                                           ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     19,782
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     23,656
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     23,526
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      6,594
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     14,521
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      6,741
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,725
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     13,866

Page A-59

2.30% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     17,403
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     13,625

                                                                       Page A-60

2.40% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     22,242
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,026
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................      2,063
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      3,832
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     26,327
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     32,434
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,679
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     12,326
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      2,640

Page A-61

2.40% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     12,794
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     12,100

                                                                       Page A-62

2.55% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     17,871
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      2,926
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     12,472
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     10,693
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     18,447
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      2,889
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      6,363
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,503

Page A-63

2.55% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      2,872

                                                                       Page A-64

2.65% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     37,605
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,371
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     19,582
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      2,730
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     28,708
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     42,555
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      9,218
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     13,838
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     14,292

Page A-65

2.65% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     10,693
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      3,392

(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Value Stock Portfolio.

                                                                       Page A-66

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.87% and 10.00%.


For illustration purposes, an average annual expense equal to 2.37% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.37% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.02% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses table found in the front of this Prospectus and is based on the total annual portfolio operating expenses with waivers or reductions applied.


The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.


The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, if you applied the amount of your contribution to a fixed annuity on the quotation date of this illustration, your fixed annuity income, would be $630.74. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.


The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

Page B-1

                         VARIABLE ANNUITY INCOME DETAIL

PREPARED FOR: Client
PRESENTED BY: Minnesota Life Insurance
 Company
ANNUITIZATION OPTION: 10 Year Certain with
 Life Contingency
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)
INITIAL MONTHLY INCOME: $663.26
SEX: Male  DATE OF BIRTH: June 1, 1939
ANNUITY COMMENCEMENT: April 1, 2004
FUNDS: Non-Qualified
ISSUE STATE: MN
SINGLE PAYMENT RECEIVED: $100,000.00
AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The net interest rate of 4.50% is used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.50% interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                                MONTHLY INCOME ASSUMING
                                                                                 ANNUAL RATE OF RETURN
                                                                      -------------------------------------------
                                                  BEGINNING           0.00% GROSS     6.87% GROSS    10.00% GROSS
DATE                                               OF YEAR     AGE    (-2.37% NET)    (4.50% NET)    (7.63% NET)
----                                              ---------    ---    ------------    -----------    ------------
April 01, 2003................................        1         65        663             663             663
April 01, 2004................................        2         66        620             663             683
April 01, 2005................................        3         67        579             663             704
April 01, 2006................................        4         68        541             663             725
April 01, 2007................................        5         69        505             663             746
April 01, 2008................................        6         70        472             663             769
NOW SHOWING EVERY 2 YEARS:
April 01, 2010................................        8         72        412             663             815
April 01, 2012................................       10         74        360             663             865
April 01, 2014................................       12         76        314             663             918
April 01, 2016................................       14         78        274             663             973
April 01, 2018................................       16         80        239             663           1,033
April 01, 2020................................       18         82        209             663           1,095
April 01, 2022................................       20         84        182             663           1,162
April 01, 2024................................       22         86        159             663           1,233
April 01, 2026................................       24         88        139             663           1,308
April 01, 2028................................       26         90        121             663           1,387
April 01, 2030................................       28         92        106             663           1,471
April 01, 2032................................       30         94         92             663           1,561
April 01, 2034................................       32         96         81             663           1,656
April 01, 2036................................       34         98         70             663           1,756
April 01, 2038................................       36        100         61             663           1,863

IF YOU APPLIED THE AMOUNT OF YOUR CONTRACT VALUE ALLOCATED TO VARIABLE ACCOUNT OPTIONS, INSTEAD TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $657.59.

Net rate of return reflects expenses totaling 2.37%, which consist of the 1.20% variable annuity account mortality and expense risk charge, 0.15% administrative fee and 1.02% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.45% to 1.80%).

Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the variable annuity account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.

                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        Page B-2

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.


The MVA factor is equal to:

                             (1+i)            (n/12)
                         -------------                 -1
                     [   (1+j+0.0025)    ]

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.



       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.



       n = the number of whole months remaining in the Guarantee Period.


The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.


EXAMPLE 1:  NEGATIVE MVA


In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                             (1+0.04)           (49/12)
                         ----------------                 -1
                     [   (1+0.06+0.0025)    ]
                     = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

Page B-3

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.


MVA factor:

                             (1+0.06)           (49/12)
                         ----------------                 -1
                     [   (1+0.04+0.0025)    ]
                     = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                                                                        Page B-4

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


SIMPLE IRAS


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

Page C-1
prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAS


Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.


DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                        Page C-2

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141


                       STATEMENT OF ADDITIONAL INFORMATION
THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS:  March 24, 2005


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Auditors
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACT

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Stock, Small Company Growth, Maturing Government Bond, Small Company Value, International Bond, Index 400 Mid-Cap, Micro Cap Growth, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2003, 2002 and 2001, were $13,415,829, $10,463,691, and $11,309,746 respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA
AVERAGE ANNUAL TOTAL RETURN

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2003. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.

FOR THE FOLLOWING PERIODS, MINNESOTA LIFE VOLUNTARILY ABSORBED THE FEES AND EXPENSES THAT EXCEEDED THE OUTLINED PERCENTAGE OF AVERAGE DAILY NET ASSETS.


                        03/09/1987  05/02/1994  10/01/1997  05/01/1998  01/01/1999  01/01/2000  05/01/2000  01/01/2002  01/01/2003
                             -          -            -          -           -           -           -           -            -
Fund Name               05/01/1994  09/30/1997  04/30/1998  12/31/1998  12/31/1999  04/30/2000  12/31/2001  12/31/2002  12/31/2003
---------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Bond
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Index 400
 Mid-Cap Sub-Account         --          --        0.55%       0.55%       0.45%        0.55%      0.55%       0.55%       1.40%
Index 500
 Sub-Account               0.55%       0.55%       0.55%       0.55%       0.55%        0.55%      0.55%       0.55%       0.55%
International
 Bond Sub-Account            --          --        1.00%       1.00%       1.00%        1.00%      1.00%       1.00%       1.85%
Maturing Government
 Bond 2006 Sub-Account       --        0.40%       0.40%       0.40%       0.85%        0.40%      0.40%       0.40%       1.25%
Maturing Government
 Bond 2010 Sub-Account       --        0.40%       0.40%       0.40%       1.03%        0.40%      0.40%       0.40%       1.25%
Money Market
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.65%
Mortgage Securities
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Real Estate
 Securities Sub-Account      --          --          --        0.90%       1.15%        0.90%      1.00%       1.00%       1.85%

     Current Yield Figures for Money Market Sub-Account

     Current annualized yield quotations for the money market sub-account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The variable annuity account may also quote the effective yield of the money market sub-account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. No contracts for B Class were sold prior to January 1, 2003. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund"). Yield figures quoted by the money market sub-account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is $30); it is taken generally from contracts with values of less than $50,000). The yield and effective yield of the money market sub-account for each class of contracts for the seven-day period ended December 31, 2003 are shown below.


           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - B CLASS

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)


                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.58%                     -0.57%
      (b)             -0.73%                     -0.72%
      (c)             -0.83%                     -0.82%
      (d)             -0.93%                     -0.92%
      (e)             -0.98%                     -0.97%
      (f)             -1.08%                     -1.07%
      (g)             -1.18%                     -1.16%
      (h)             -1.23%                     -1.21%
      (i)             -1.33%                     -1.31%
      (j)             -1.43%                     -1.41%
      (k)             -1.48%                     -1.46%
      (l)             -1.58%                     -1.56%
      (m)             -1.68%                     -1.66%

           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - C CLASS

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)



                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.93%                     -0.92%
      (b)             -1.08%                     -1.07%
      (c)             -1.18%                     -1.16%
      (d)             -1.28%                     -1.26%
      (e)             -1.33%                     -1.31%
      (f)             -1.43%                     -1.41%
      (g)             -1.53%                     -1.51%
      (h)             -1.58%                     -1.56%
      (i)             -1.68%                     -1.66%
      (j)             -1.78%                     -1.76%
      (k)             -1.83%                     -1.81%
      (l)             -1.93%                     -1.90%
      (m)             -2.03%                     -2.00%

           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - L CLASS

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)


                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.88%                     -0.87%
      (b)             -1.03%                     -1.02%
      (c)             -1.13%                     -1.12%
      (d)             -1.23%                     -1.21%
      (e)             -1.28%                     -1.26%
      (f)             -1.38%                     -1.36%
      (g)             -1.48%                     -1.46%
      (h)             -1.53%                     -1.51%
      (i)             -1.63%                     -1.61%
      (j)             -1.73%                     -1.71%
      (k)             -1.78%                     -1.76%
      (l)             -1.88%                     -1.85%
      (m)             -1.98%                     -1.95%

     Total Return Figures for All Sub-Accounts

     Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to the variable annuity account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

     The cumulative total return figures published by the variable annuity account relating to the contract described in the prospectus will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2003 are shown in the table below.

     Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $42,500 is assumed and the deductions of annual contract fees equivalent to .07% of ending contract value are included in all surrender values for the B Class product. The average annual total return figures published by the variable annuity account will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses, described below.

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                             -2.95%       4.19%       4.99%        6.48%
                          (b)                             -3.10%       4.03%       4.83%        6.32%
                          (c)                             -3.21%       3.92%       4.73%        6.22%
                          (d)                             -3.31%       3.81%       4.62%        6.11%
                          (e)                             -3.36%       3.76%       4.57%        6.06%
                          (f)                             -3.47%       3.65%       4.46%        5.95%
                          (g)                             -3.57%       3.55%       4.36%        5.84%
                          (h)                             -3.62%       3.49%       4.31%        5.79%
                          (i)                             -3.72%       3.39%       4.20%        5.69%
                          (j)                             -3.83%       3.28%       4.10%        5.58%
                          (k)                             -3.88%       3.23%       4.05%        5.53%
                          (l)                             -3.98%       3.12%       3.94%        5.42%
                          (m)                             -4.09%       3.01%       3.84%        5.32%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             25.95%       6.82%        n/a         7.97%
                          (b)                             25.74%       6.65%        n/a         7.80%
                          (c)                             25.61%       6.54%        n/a         7.69%
                          (d)                             25.48%       6.43%        n/a         7.58%
                          (e)                             25.42%       6.38%        n/a         7.53%
                          (f)                             25.28%       6.27%        n/a         7.42%
                          (g)                             25.15%       6.16%        n/a         7.31%
                          (h)                             25.09%       6.10%        n/a         7.25%


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (i)                             24.95%       6.00%        n/a         7.14%
                          (j)                             24.82%       5.89%        n/a         7.03%
                          (k)                             24.75%       5.83%        n/a         6.98%
                          (l)                             24.62%       5.72%        n/a         6.87%
                          (m)                             24.49%       5.61%        n/a         6.76%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             19.48%       -3.13%      9.13%        9.11%
                          (b)                             19.29%       -3.28%      8.96%        8.95%
                          (c)                             19.16%       -3.38%      8.85%        8.84%
                          (d)                             19.04%       -3.48%      8.74%        8.73%
                          (e)                             18.98%       -3.53%      8.69%        8.67%
                          (f)                             18.85%       -3.63%      8.58%        8.56%
                          (g)                             18.73%       -3.73%      8.47%        8.46%
                          (h)                             18.66%       -3.79%      8.42%        8.40%
                          (i)                             18.54%       -3.89%      8.31%        8.29%
                          (j)                             18.41%       -3.99%      8.20%        8.19%
                          (k)                             18.35%       -4.04%      8.15%        8.13%
                          (l)                             18.22%       -4.14%      8.04%        8.02%
                          (m)                             18.10%       -4.24%      7.93%        7.91%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -7.66%       1.20%       2.74%        3.45%
                          (b)                             -7.81%       1.05%       2.58%        3.29%
                          (c)                             -7.91%       0.94%       2.48%        3.19%
                          (d)                             -8.00%       0.84%       2.38%        3.09%
                          (e)                             -8.05%       0.78%       2.33%        3.04%
                          (f)                             -8.16%       0.68%       2.22%        2.93%
                          (g)                             -8.25%       0.57%       2.12%        2.83%
                          (h)                             -8.30%       0.52%       2.07%        2.78%
                          (i)                             -8.40%       0.42%       1.97%        2.68%
                          (j)                             -8.50%       0.31%       1.87%        2.57%
                          (k)                             -8.55%       0.26%       1.81%        2.52%
                          (l)                             -8.64%       0.16%       1.71%        2.42%
                          (m)                             -8.74%       0.05%       1.61%        2.32%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                             -4.13%       5.29%       5.75%        6.86%
                          (b)                             -4.28%       5.13%       5.60%        6.70%
                          (c)                             -4.39%       5.02%       5.49%        6.59%
                          (d)                             -4.49%       4.91%       5.38%        6.49%
                          (e)                             -4.54%       4.86%       5.33%        6.43%
                          (f)                             -4.64%       4.75%       5.23%        6.33%
                          (g)                             -4.74%       4.64%       5.12%        6.22%
                          (h)                             -4.80%       4.59%       5.07%        6.17%
                          (i)                             -4.90%       4.48%       4.96%        6.06%
                          (j)                             -5.00%       4.37%       4.86%        5.95%
                          (k)                             -5.05%       4.32%       4.81%        5.90%
                          (l)                             -5.15%       4.21%       4.70%        5.80%
                          (m)                             -5.25%       4.10%       4.60%        5.69%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             33.48%       13.20%       n/a         8.19%
                          (b)                             33.27%       13.03%       n/a         8.02%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (c)                             33.13%       12.91%       n/a         7.91%
                          (d)                             32.98%       12.80%       n/a         7.80%
                          (e)                             32.92%       12.74%       n/a         7.75%
                          (f)                             32.78%       12.63%       n/a         7.64%
                          (g)                             32.64%       12.51%       n/a         7.53%
                          (h)                             32.57%       12.45%       n/a         7.47%
                          (i)                             32.43%       12.34%       n/a         7.36%
                          (j)                             32.29%       12.22%       n/a         7.25%
                          (k)                             32.22%       12.17%       n/a         7.20%
                          (l)                             32.08%       12.05%       n/a         7.08%
                          (m)                             31.94%       11.94%       n/a         6.97%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             17.80%        n/a         n/a        -7.06%
                          (b)                             17.61%        n/a         n/a        -7.21%
                          (c)                             17.49%        n/a         n/a        -7.31%
                          (d)                             17.36%        n/a         n/a        -7.41%
                          (e)                             17.30%        n/a         n/a        -7.46%
                          (f)                             17.18%        n/a         n/a        -7.56%
                          (g)                             17.06%        n/a         n/a        -7.66%
                          (h)                             17.00%        n/a         n/a        -7.71%
                          (i)                             16.87%        n/a         n/a        -7.81%
                          (j)                             16.75%        n/a         n/a        -7.91%
                          (k)                             16.68%        n/a         n/a        -7.96%
                          (l)                             16.56%        n/a         n/a        -8.06%
                          (m)                             16.44%        n/a         n/a        -8.16%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                              7.73%        n/a         n/a        -4.91%
                          (b)                              7.56%        n/a         n/a        -5.07%
                          (c)                              7.44%        n/a         n/a        -5.17%
                          (d)                              7.32%        n/a         n/a        -5.27%
                          (e)                              7.27%        n/a         n/a        -5.32%
                          (f)                              7.16%        n/a         n/a        -5.43%
                          (g)                              7.04%        n/a         n/a        -5.53%
                          (h)                              6.99%        n/a         n/a        -5.58%
                          (i)                              6.87%        n/a         n/a        -5.68%
                          (j)                              6.76%        n/a         n/a        -5.78%
                          (k)                              6.70%        n/a         n/a        -5.83%
                          (l)                              6.59%        n/a         n/a        -5.93%
                          (m)                              6.47%        n/a         n/a        -6.04%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             28.63%        n/a         n/a        -4.21%
                          (b)                             28.42%        n/a         n/a        -4.37%
                          (c)                             28.29%        n/a         n/a        -4.47%
                          (d)                             28.15%        n/a         n/a        -4.58%
                          (e)                             28.09%        n/a         n/a        -4.63%
                          (f)                             27.95%        n/a         n/a        -4.73%
                          (g)                             27.82%        n/a         n/a        -4.83%
                          (h)                             27.75%        n/a         n/a        -4.88%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (i)                             27.62%        n/a         n/a        -4.98%
                          (j)                             27.48%        n/a         n/a        -5.09%
                          (k)                             27.41%        n/a         n/a        -5.14%
                          (l)                             27.28%        n/a         n/a        -5.24%
                          (m)                             27.15%        n/a         n/a        -5.34%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             16.30%        n/a         n/a        -7.37%
                          (b)                             16.12%        n/a         n/a        -7.52%
                          (c)                             15.99%        n/a         n/a        -7.62%
                          (d)                             15.87%        n/a         n/a        -7.72%
                          (e)                             15.81%        n/a         n/a        -7.76%
                          (f)                             15.69%        n/a         n/a        -7.86%
                          (g)                             15.57%        n/a         n/a        -7.96%
                          (h)                             15.51%        n/a         n/a        -8.01%
                          (i)                             15.38%        n/a         n/a        -8.11%
                          (j)                             15.26%        n/a         n/a        -8.21%
                          (k)                             15.20%        n/a         n/a        -8.26%
                          (l)                             15.08%        n/a         n/a        -8.36%
                          (m)                             14.95%        n/a         n/a        -8.46%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             20.61%        n/a         n/a        -1.34%
                          (b)                             20.42%        n/a         n/a        -1.50%
                          (c)                             20.29%        n/a         n/a        -1.61%
                          (d)                             20.16%        n/a         n/a        -1.71%
                          (e)                             20.10%        n/a         n/a        -1.76%
                          (f)                             19.98%        n/a         n/a        -1.87%
                          (g)                             19.85%        n/a         n/a        -1.97%
                          (h)                             19.79%        n/a         n/a        -2.03%
                          (i)                             19.66%        n/a         n/a        -2.13%
                          (j)                             19.53%        n/a         n/a        -2.24%
                          (k)                             19.47%        n/a         n/a        -2.29%
                          (l)                             19.34%        n/a         n/a        -2.39%
                          (m)                             19.22%        n/a         n/a        -2.50%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             16.27%        n/a         n/a        -5.48%
                          (b)                             16.08%        n/a         n/a        -5.63%
                          (c)                             15.96%        n/a         n/a        -5.73%
                          (d)                             15.83%        n/a         n/a        -5.84%
                          (e)                             15.78%        n/a         n/a        -5.88%
                          (f)                             15.66%        n/a         n/a        -5.99%
                          (g)                             15.53%        n/a         n/a        -6.09%
                          (h)                             15.47%        n/a         n/a        -6.14%
                          (i)                             15.35%        n/a         n/a        -6.24%
                          (j)                             15.23%        n/a         n/a        -6.34%
                          (k)                             15.16%        n/a         n/a        -6.39%
                          (l)                             15.04%        n/a         n/a        -6.49%
                          (m)                             14.92%        n/a         n/a        -6.59%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             20.24%        n/a         n/a         1.68%
                          (b)                             20.05%        n/a         n/a         1.51%
                          (c)                             19.92%        n/a         n/a         1.40%
                          (d)                             19.79%        n/a         n/a         1.30%
                          (e)                             19.73%        n/a         n/a         1.24%
                          (f)                             19.60%        n/a         n/a         1.14%
                          (g)                             19.48%        n/a         n/a         1.03%
                          (h)                             19.41%        n/a         n/a         0.97%
                          (i)                             19.29%        n/a         n/a         0.87%
                          (j)                             19.16%        n/a         n/a         0.76%
                          (k)                             19.10%        n/a         n/a         0.70%
                          (l)                             18.97%        n/a         n/a         0.60%
                          (m)                             18.85%        n/a         n/a         0.49%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                     2/1/00
                          (a)                             19.63%        n/a         n/a        -3.74%
                          (b)                             19.44%        n/a         n/a        -3.89%
                          (c)                             19.31%        n/a         n/a        -4.00%
                          (d)                             19.18%        n/a         n/a        -4.10%
                          (e)                             19.12%        n/a         n/a        -4.15%
                          (f)                             19.00%        n/a         n/a        -4.25%
                          (g)                             18.87%        n/a         n/a        -4.36%
                          (h)                             18.81%        n/a         n/a        -4.41%
                          (i)                             18.68%        n/a         n/a        -4.51%
                          (j)                             18.56%        n/a         n/a        -4.61%
                          (k)                             18.50%        n/a         n/a        -4.66%
                          (l)                             18.37%        n/a         n/a        -4.77%
                          (m)                             18.24%        n/a         n/a        -4.87%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             21.44%        n/a         n/a         1.00%
                          (b)                             21.25%        n/a         n/a         0.84%
                          (c)                             21.12%        n/a         n/a         0.74%
                          (d)                             20.99%        n/a         n/a         0.63%
                          (e)                             20.93%        n/a         n/a         0.58%
                          (f)                             20.80%        n/a         n/a         0.47%
                          (g)                             20.67%        n/a         n/a         0.36%
                          (h)                             20.61%        n/a         n/a         0.31%
                          (i)                             20.48%        n/a         n/a         0.20%
                          (j)                             20.35%        n/a         n/a         0.10%
                          (k)                             20.29%        n/a         n/a         0.05%
                          (l)                             20.16%        n/a         n/a        -0.06%
                          (m)                             20.04%        n/a         n/a        -0.17%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             29.57%        n/a         n/a         9.08%
                          (b)                             29.36%        n/a         n/a         8.90%
                          (c)                             29.22%        n/a         n/a         8.79%
                          (d)                             29.08%        n/a         n/a         8.68%
                          (e)                             29.02%        n/a         n/a         8.62%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (f)                             28.89%        n/a         n/a         8.51%
                          (g)                             28.75%        n/a         n/a         8.39%
                          (h)                             28.68%        n/a         n/a         8.34%
                          (i)                             28.55%        n/a         n/a         8.22%
                          (j)                             28.41%        n/a         n/a         8.11%
                          (k)                             28.34%        n/a         n/a         8.05%
                          (l)                             28.21%        n/a         n/a         7.94%
                          (m)                             28.07%        n/a         n/a         7.83%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             28.57%        n/a         n/a        -12.95%
                          (b)                             28.37%        n/a         n/a        -13.09%
                          (c)                             28.23%        n/a         n/a        -13.18%
                          (d)                             28.09%        n/a         n/a        -13.28%
                          (e)                             28.03%        n/a         n/a        -13.33%
                          (f)                             27.90%        n/a         n/a        -13.42%
                          (g)                             27.76%        n/a         n/a        -13.52%
                          (h)                             27.70%        n/a         n/a        -13.56%
                          (i)                             27.56%        n/a         n/a        -13.66%
                          (j)                             27.43%        n/a         n/a        -13.75%
                          (k)                             27.36%        n/a         n/a        -13.80%
                          (l)                             27.22%        n/a         n/a        -13.90%
                          (m)                             27.09%        n/a         n/a        -13.99%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             18.39%        n/a         n/a        -2.51%
                          (b)                             18.20%        n/a         n/a        -2.67%
                          (c)                             18.08%        n/a         n/a        -2.77%
                          (d)                             17.95%        n/a         n/a        -2.88%
                          (e)                             17.89%        n/a         n/a        -2.93%
                          (f)                             17.77%        n/a         n/a        -3.03%
                          (g)                             17.64%        n/a         n/a        -3.13%
                          (h)                             17.58%        n/a         n/a        -3.19%
                          (i)                             17.46%        n/a         n/a        -3.29%
                          (j)                             17.33%        n/a         n/a        -3.39%
                          (k)                             17.27%        n/a         n/a        -3.45%
                          (l)                             17.15%        n/a         n/a        -3.55%
                          (m)                             17.02%        n/a         n/a        -3.65%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             16.62%        n/a         n/a        -1.49%
                          (b)                             16.43%        n/a         n/a        -1.65%
                          (c)                             16.31%        n/a         n/a        -1.76%
                          (d)                             16.18%        n/a         n/a        -1.86%
                          (e)                             16.13%        n/a         n/a        -1.91%
                          (f)                             16.00%        n/a         n/a        -2.02%
                          (g)                             15.88%        n/a         n/a        -2.12%
                          (h)                             15.82%        n/a         n/a        -2.17%
                          (i)                             15.69%        n/a         n/a        -2.28%
                          (j)                             15.57%        n/a         n/a        -2.38%
                          (k)                             15.51%        n/a         n/a        -2.44%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (l)                             15.39%        n/a         n/a        -2.54%
                          (m)                             15.26%        n/a         n/a        -2.65%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                              5.33%        n/a         n/a        -2.00%
                          (b)                              5.16%        n/a         n/a        -2.16%
                          (c)                              5.04%        n/a         n/a        -2.26%
                          (d)                              4.93%        n/a         n/a        -2.37%
                          (e)                              4.88%        n/a         n/a        -2.42%
                          (f)                              4.77%        n/a         n/a        -2.52%
                          (g)                              4.65%        n/a         n/a        -2.63%
                          (h)                              4.60%        n/a         n/a        -2.68%
                          (i)                              4.49%        n/a         n/a        -2.78%
                          (j)                              4.38%        n/a         n/a        -2.89%
                          (k)                              4.32%        n/a         n/a        -2.94%
                          (l)                              4.21%        n/a         n/a        -3.05%
                          (m)                              4.10%        n/a         n/a        -3.15%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             11.76%        n/a         n/a        -13.63%
                          (b)                             11.58%        n/a         n/a        -13.77%
                          (c)                             11.46%        n/a         n/a        -13.87%
                          (d)                             11.34%        n/a         n/a        -13.97%
                          (e)                             11.29%        n/a         n/a        -14.01%
                          (f)                             11.17%        n/a         n/a        -14.11%
                          (g)                             11.05%        n/a         n/a        -14.20%
                          (h)                             10.99%        n/a         n/a        -14.25%
                          (i)                             10.87%        n/a         n/a        -14.35%
                          (j)                             10.76%        n/a         n/a        -14.44%
                          (k)                             10.70%        n/a         n/a        -14.49%
                          (l)                             10.58%        n/a         n/a        -14.58%
                          (m)                             10.46%        n/a         n/a        -14.68%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             25.89%        n/a         n/a        -14.22%
                          (b)                             25.69%        n/a         n/a        -14.36%
                          (c)                             25.56%        n/a         n/a        -14.45%
                          (d)                             25.42%        n/a         n/a        -14.55%
                          (e)                             25.36%        n/a         n/a        -14.60%
                          (f)                             25.23%        n/a         n/a        -14.69%
                          (g)                             25.10%        n/a         n/a        -14.79%
                          (h)                             25.03%        n/a         n/a        -14.83%
                          (i)                             24.90%        n/a         n/a        -14.93%
                          (j)                             24.77%        n/a         n/a        -15.02%
                          (k)                             24.70%        n/a         n/a        -15.07%
                          (l)                             24.57%        n/a         n/a        -15.17%
                          (m)                             24.44%        n/a         n/a        -15.26%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             14.11%        n/a         n/a        -7.41%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (b)                             13.92%        n/a         n/a        -7.56%
                          (c)                             13.80%        n/a         n/a        -7.66%
                          (d)                             13.68%        n/a         n/a        -7.76%
                          (e)                             13.62%        n/a         n/a        -7.80%
                          (f)                             13.50%        n/a         n/a        -7.90%
                          (g)                             13.38%        n/a         n/a        -8.00%
                          (h)                             13.32%        n/a         n/a        -8.05%
                          (i)                             13.20%        n/a         n/a        -8.15%
                          (j)                             13.08%        n/a         n/a        -8.25%
                          (k)                             13.02%        n/a         n/a        -8.30%
                          (l)                             12.90%        n/a         n/a        -8.40%
                          (m)                             12.78%        n/a         n/a        -8.50%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             27.94%        n/a         n/a        -6.80%
                          (b)                             27.74%        n/a         n/a        -6.96%
                          (c)                             27.60%        n/a         n/a        -7.06%
                          (d)                             27.46%        n/a         n/a        -7.16%
                          (e)                             27.40%        n/a         n/a        -7.21%
                          (f)                             27.27%        n/a         n/a        -7.31%
                          (g)                             27.14%        n/a         n/a        -7.41%
                          (h)                             27.07%        n/a         n/a        -7.46%
                          (i)                             26.93%        n/a         n/a        -7.56%
                          (j)                             26.80%        n/a         n/a        -7.66%
                          (k)                             26.73%        n/a         n/a        -7.71%
                          (l)                             26.60%        n/a         n/a        -7.81%
                          (m)                             26.47%        n/a         n/a        -7.91%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             24.80%        n/a         n/a        -5.13%
                          (b)                             24.60%        n/a         n/a        -5.28%
                          (c)                             24.47%        n/a         n/a        -5.39%
                          (d)                             24.34%        n/a         n/a        -5.49%
                          (e)                             24.28%        n/a         n/a        -5.54%
                          (f)                             24.15%        n/a         n/a        -5.64%
                          (g)                             24.02%        n/a         n/a        -5.74%
                          (h)                             23.95%        n/a         n/a        -5.79%
                          (i)                             23.82%        n/a         n/a        -5.89%
                          (j)                             23.69%        n/a         n/a        -6.00%
                          (k)                             23.62%        n/a         n/a        -6.05%
                          (l)                             23.49%        n/a         n/a        -6.15%
                          (m)                             23.36%        n/a         n/a        -6.25%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             16.18%        n/a         n/a        -2.65%
                          (b)                             15.99%        n/a         n/a        -2.81%
                          (c)                             15.87%        n/a         n/a        -2.91%
                          (d)                             15.75%        n/a         n/a        -3.02%
                          (e)                             15.69%        n/a         n/a        -3.06%
                          (f)                             15.57%        n/a         n/a        -3.17%
                          (g)                             15.45%        n/a         n/a        -3.27%
                          (h)                             15.38%        n/a         n/a        -3.32%
                          (i)                             15.26%        n/a         n/a        -3.43%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (j)                             15.14%        n/a         n/a        -3.53%
                          (k)                             15.08%        n/a         n/a        -3.58%
                          (l)                             14.96%        n/a         n/a        -3.69%
                          (m)                             14.83%        n/a         n/a        -3.79%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             22.09%        n/a         n/a        -3.36%
                          (b)                             21.90%        n/a         n/a        -3.51%
                          (c)                             21.77%        n/a         n/a        -3.62%
                          (d)                             21.64%        n/a         n/a        -3.72%
                          (e)                             21.58%        n/a         n/a        -3.77%
                          (f)                             21.45%        n/a         n/a        -3.87%
                          (g)                             21.32%        n/a         n/a        -3.98%
                          (h)                             21.26%        n/a         n/a        -4.03%
                          (i)                             21.13%        n/a         n/a        -4.13%
                          (j)                             21.00%        n/a         n/a        -4.24%
                          (k)                             20.94%        n/a         n/a        -4.29%
                          (l)                             20.81%        n/a         n/a        -4.39%
                          (m)                             20.68%        n/a         n/a        -4.49%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             15.28%        n/a         n/a         5.21%
                          (b)                             15.09%        n/a         n/a         5.04%
                          (c)                             14.97%        n/a         n/a         4.93%
                          (d)                             14.85%        n/a         n/a         4.82%
                          (e)                             14.79%        n/a         n/a         4.76%
                          (f)                             14.67%        n/a         n/a         4.65%
                          (g)                             14.55%        n/a         n/a         4.54%
                          (h)                             14.49%        n/a         n/a         4.49%
                          (i)                             14.37%        n/a         n/a         4.37%
                          (j)                             14.24%        n/a         n/a         4.26%
                          (k)                             14.18%        n/a         n/a         4.21%
                          (l)                             14.06%        n/a         n/a         4.10%
                          (m)                             13.94%        n/a         n/a         3.99%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             36.76%        n/a         n/a        -3.47%
                          (b)                             36.54%        n/a         n/a        -3.62%
                          (c)                             36.40%        n/a         n/a        -3.73%
                          (d)                             36.25%        n/a         n/a        -3.83%
                          (e)                             36.19%        n/a         n/a        -3.88%
                          (f)                             36.05%        n/a         n/a        -3.98%
                          (g)                             35.90%        n/a         n/a        -4.09%
                          (h)                             35.83%        n/a         n/a        -4.14%
                          (i)                             35.69%        n/a         n/a        -4.24%
                          (j)                             35.55%        n/a         n/a        -4.35%
                          (k)                             35.47%        n/a         n/a        -4.40%
                          (l)                             35.33%        n/a         n/a        -4.50%
                          (m)                             35.19%        n/a         n/a        -4.60%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             18.82%        n/a         n/a        -2.64%
                          (b)                             18.63%        n/a         n/a        -2.80%
                          (c)                             18.51%        n/a         n/a        -2.90%
                          (d)                             18.38%        n/a         n/a        -3.01%
                          (e)                             18.32%        n/a         n/a        -3.06%
                          (f)                             18.20%        n/a         n/a        -3.16%
                          (g)                             18.07%        n/a         n/a        -3.27%
                          (h)                             18.01%        n/a         n/a        -3.32%
                          (i)                             17.88%        n/a         n/a        -3.42%
                          (j)                             17.76%        n/a         n/a        -3.53%
                          (k)                             17.70%        n/a         n/a        -3.58%
                          (l)                             17.57%        n/a         n/a        -3.68%
                          (m)                             17.45%        n/a         n/a        -3.79%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             19.96%        n/a         n/a        -2.50%
                          (b)                             19.77%        n/a         n/a        -2.65%
                          (c)                             19.64%        n/a         n/a        -2.76%
                          (d)                             19.51%        n/a         n/a        -2.86%
                          (e)                             19.45%        n/a         n/a        -2.91%
                          (f)                             19.33%        n/a         n/a        -3.02%
                          (g)                             19.20%        n/a         n/a        -3.12%
                          (h)                             19.14%        n/a         n/a        -3.17%
                          (i)                             19.01%        n/a         n/a        -3.28%
                          (j)                             18.88%        n/a         n/a        -3.38%
                          (k)                             18.82%        n/a         n/a        -3.43%
                          (l)                             18.69%        n/a         n/a        -3.54%
                          (m)                             18.57%        n/a         n/a        -3.64%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             23.82%        n/a         n/a        -4.52%
                          (b)                             23.62%        n/a         n/a        -4.67%
                          (c)                             23.49%        n/a         n/a        -4.77%
                          (d)                             23.36%        n/a         n/a        -4.88%
                          (e)                             23.30%        n/a         n/a        -4.93%
                          (f)                             23.17%        n/a         n/a        -5.03%
                          (g)                             23.04%        n/a         n/a        -5.13%
                          (h)                             22.97%        n/a         n/a        -5.18%
                          (i)                             22.84%        n/a         n/a        -5.28%
                          (j)                             22.71%        n/a         n/a        -5.39%
                          (k)                             22.65%        n/a         n/a        -5.44%
                          (l)                             22.52%        n/a         n/a        -5.54%
                          (m)                             22.39%        n/a         n/a        -5.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             23.86%        n/a         n/a         1.25%
                          (b)                             23.66%        n/a         n/a         1.09%
                          (c)                             23.53%        n/a         n/a         0.98%
                          (d)                             23.40%        n/a         n/a         0.87%
                          (e)                             23.34%        n/a         n/a         0.82%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (f)                             23.21%        n/a         n/a         0.71%
                          (g)                             23.08%        n/a         n/a         0.61%
                          (h)                             23.01%        n/a         n/a         0.55%
                          (i)                             22.88%        n/a         n/a         0.44%
                          (j)                             22.75%        n/a         n/a         0.34%
                          (k)                             22.69%        n/a         n/a         0.28%
                          (l)                             22.56%        n/a         n/a         0.18%
                          (m)                             22.43%        n/a         n/a         0.07%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             16.38%        n/a         n/a        -6.46%
                          (b)                             16.20%        n/a         n/a        -6.61%
                          (c)                             16.07%        n/a         n/a        -6.71%
                          (d)                             15.95%        n/a         n/a        -6.81%
                          (e)                             15.89%        n/a         n/a        -6.86%
                          (f)                             15.77%        n/a         n/a        -6.96%
                          (g)                             15.65%        n/a         n/a        -7.06%
                          (h)                             15.58%        n/a         n/a        -7.11%
                          (i)                             15.46%        n/a         n/a        -7.21%
                          (j)                             15.34%        n/a         n/a        -7.31%
                          (k)                             15.28%        n/a         n/a        -7.36%
                          (l)                             15.15%        n/a         n/a        -7.46%
                          (m)                             15.03%        n/a         n/a        -7.56%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             44.13%       5.94%        n/a        -5.21%
                          (b)                             43.91%       5.77%        n/a        -5.36%
                          (c)                             43.75%       5.66%        n/a        -5.46%
                          (d)                             43.60%       5.56%        n/a        -5.55%
                          (e)                             43.53%       5.50%        n/a        -5.60%
                          (f)                             43.38%       5.39%        n/a        -5.70%
                          (g)                             43.23%       5.28%        n/a        -5.80%
                          (h)                             43.16%       5.23%        n/a        -5.85%
                          (i)                             43.00%       5.12%        n/a        -5.95%
                          (j)                             42.85%       5.01%        n/a        -6.05%
                          (k)                             42.78%       4.96%        n/a        -6.09%
                          (l)                             42.63%       4.85%        n/a        -6.19%
                          (m)                             42.48%       4.74%        n/a        -6.29%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        15.60%
                          (b)                               n/a         n/a         n/a        15.42%
                          (c)                               n/a         n/a         n/a        15.30%
                          (d)                               n/a         n/a         n/a        15.18%
                          (e)                               n/a         n/a         n/a        15.13%
                          (f)                               n/a         n/a         n/a        15.01%
                          (g)                               n/a         n/a         n/a        14.89%
                          (h)                               n/a         n/a         n/a        14.84%
                          (i)                               n/a         n/a         n/a        14.72%
                          (j)                               n/a         n/a         n/a        14.60%
                          (k)                               n/a         n/a         n/a        14.54%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (l)                               n/a         n/a         n/a        14.42%
                          (m)                               n/a         n/a         n/a        14.31%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        12.33%
                          (b)                               n/a         n/a         n/a        12.16%
                          (c)                               n/a         n/a         n/a        12.04%
                          (d)                               n/a         n/a         n/a        11.92%
                          (e)                               n/a         n/a         n/a        11.87%
                          (f)                               n/a         n/a         n/a        11.76%
                          (g)                               n/a         n/a         n/a        11.64%
                          (h)                               n/a         n/a         n/a        11.59%
                          (i)                               n/a         n/a         n/a        11.47%
                          (j)                               n/a         n/a         n/a        11.36%
                          (k)                               n/a         n/a         n/a        11.30%
                          (l)                               n/a         n/a         n/a        11.19%
                          (m)                               n/a         n/a         n/a        11.07%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        14.30%
                          (b)                               n/a         n/a         n/a        14.12%
                          (c)                               n/a         n/a         n/a        14.00%
                          (d)                               n/a         n/a         n/a        13.89%
                          (e)                               n/a         n/a         n/a        13.83%
                          (f)                               n/a         n/a         n/a        13.72%
                          (g)                               n/a         n/a         n/a        13.60%
                          (h)                               n/a         n/a         n/a        13.54%
                          (i)                               n/a         n/a         n/a        13.43%
                          (j)                               n/a         n/a         n/a        13.31%
                          (k)                               n/a         n/a         n/a        13.25%
                          (l)                               n/a         n/a         n/a        13.13%
                          (m)                               n/a         n/a         n/a        13.02%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a        -1.30%
                          (b)                               n/a         n/a         n/a        -1.34%
                          (c)                               n/a         n/a         n/a        -1.37%
                          (d)                               n/a         n/a         n/a        -1.40%
                          (e)                               n/a         n/a         n/a        -1.41%
                          (f)                               n/a         n/a         n/a        -1.44%
                          (g)                               n/a         n/a         n/a        -1.47%
                          (h)                               n/a         n/a         n/a        -1.49%
                          (i)                               n/a         n/a         n/a        -1.51%
                          (j)                               n/a         n/a         n/a        -1.54%
                          (k)                               n/a         n/a         n/a        -1.56%
                          (l)                               n/a         n/a         n/a        -1.59%
                          (m)                               n/a         n/a         n/a        -1.62%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             12.02%       -1.76%      6.88%        8.45%
                          (b)                             11.84%       -1.91%      6.72%        8.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (c)                             11.72%       -2.01%      6.61%        8.18%
                          (d)                             11.60%       -2.11%      6.50%        8.07%
                          (e)                             11.54%       -2.17%      6.45%        8.02%
                          (f)                             11.42%       -2.27%      6.34%        7.91%
                          (g)                             11.31%       -2.37%      6.24%        7.80%
                          (h)                             11.25%       -2.42%      6.18%        7.74%
                          (i)                             11.13%       -2.52%      6.08%        7.64%
                          (j)                             11.01%       -2.62%      5.97%        7.53%
                          (k)                             10.95%       -2.68%      5.92%        7.48%
                          (l)                             10.83%       -2.78%      5.81%        7.37%
                          (m)                             10.71%       -2.88%      5.71%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             13.31%       -5.51%       n/a        -1.35%
                          (b)                             13.13%       -5.66%       n/a        -1.50%
                          (c)                             13.01%       -5.76%       n/a        -1.60%
                          (d)                             12.89%       -5.86%       n/a        -1.71%
                          (e)                             12.83%       -5.91%       n/a        -1.76%
                          (f)                             12.71%       -6.01%       n/a        -1.86%
                          (g)                             12.59%       -6.11%       n/a        -1.96%
                          (h)                             12.53%       -6.16%       n/a        -2.01%
                          (i)                             12.42%       -6.26%       n/a        -2.11%
                          (j)                             12.30%       -6.36%       n/a        -2.21%
                          (k)                             12.24%       -6.41%       n/a        -2.26%
                          (l)                             12.12%       -6.51%       n/a        -2.37%
                          (m)                             12.00%       -6.60%       n/a        -2.47%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             16.80%       -9.46%      4.86%        6.88%
                          (b)                             16.61%       -9.61%      4.70%        6.72%
                          (c)                             16.49%       -9.70%      4.60%        6.61%
                          (d)                             16.36%       -9.80%      4.49%        6.51%
                          (e)                             16.30%       -9.85%      4.44%        6.45%
                          (f)                             16.18%       -9.94%      4.33%        6.35%
                          (g)                             16.05%      -10.04%      4.23%        6.24%
                          (h)                             15.99%      -10.09%      4.18%        6.19%
                          (i)                             15.87%      -10.18%      4.07%        6.08%
                          (j)                             15.75%      -10.28%      3.97%        5.97%
                          (k)                             15.69%      -10.33%      3.92%        5.92%
                          (l)                             15.57%      -10.42%      3.81%        5.82%
                          (m)                             15.44%      -10.52%      3.71%        5.71%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a         5.72%
                          (b)                               n/a         n/a         n/a         5.67%
                          (c)                               n/a         n/a         n/a         5.64%
                          (d)                               n/a         n/a         n/a         5.61%
                          (e)                               n/a         n/a         n/a         5.60%
                          (f)                               n/a         n/a         n/a         5.57%
                          (g)                               n/a         n/a         n/a         5.54%
                          (h)                               n/a         n/a         n/a         5.52%
                          (i)                               n/a         n/a         n/a         5.49%
                          (j)                               n/a         n/a         n/a         5.46%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (k)                               n/a         n/a         n/a         5.44%
                          (l)                               n/a         n/a         n/a         5.41%
                          (m)                               n/a         n/a         n/a         5.38%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             38.06%       3.58%       6.54%        8.09%
                          (b)                             37.84%       3.42%       6.38%        7.93%
                          (c)                             37.70%       3.31%       6.28%        7.82%
                          (d)                             37.55%       3.21%       6.17%        7.72%
                          (e)                             37.48%       3.16%       6.12%        7.66%
                          (f)                             37.34%       3.05%       6.01%        7.56%
                          (g)                             37.20%       2.94%       5.91%        7.45%
                          (h)                             37.13%       2.89%       5.85%        7.39%
                          (i)                             36.98%       2.78%       5.75%        7.29%
                          (j)                             36.84%       2.68%       5.64%        7.18%
                          (k)                             36.76%       2.62%       5.59%        7.13%
                          (l)                             36.62%       2.52%       5.48%        7.02%
                          (m)                             36.48%       2.41%       5.38%        6.91%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             45.53%       6.71%        n/a         4.92%
                          (b)                             45.30%       6.55%        n/a         4.76%
                          (c)                             45.15%       6.44%        n/a         4.65%
                          (d)                             44.99%       6.33%        n/a         4.55%
                          (e)                             44.93%       6.28%        n/a         4.49%
                          (f)                             44.78%       6.17%        n/a         4.39%
                          (g)                             44.62%       6.06%        n/a         4.28%
                          (h)                             44.55%       6.00%        n/a         4.23%
                          (i)                             44.39%       5.89%        n/a         4.12%
                          (j)                             44.24%       5.78%        n/a         4.01%
                          (k)                             44.17%       5.73%        n/a         3.96%
                          (l)                             44.02%       5.62%        n/a         3.85%
                          (m)                             43.87%       5.51%        n/a         3.75%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         2.94%
                          (b)                               n/a         n/a         n/a         2.89%
                          (c)                               n/a         n/a         n/a         2.86%
                          (d)                               n/a         n/a         n/a         2.83%
                          (e)                               n/a         n/a         n/a         2.82%
                          (f)                               n/a         n/a         n/a         2.79%
                          (g)                               n/a         n/a         n/a         2.76%
                          (h)                               n/a         n/a         n/a         2.74%
                          (i)                               n/a         n/a         n/a         2.71%
                          (j)                               n/a         n/a         n/a         2.68%
                          (k)                               n/a         n/a         n/a         2.67%
                          (l)                               n/a         n/a         n/a         2.64%
                          (m)                               n/a         n/a         n/a         2.61%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             40.44%       1.29%       6.04%        7.24%
                          (b)                             40.22%       1.13%       5.88%        7.08%
                          (c)                             40.07%       1.02%       5.77%        6.98%
                          (d)                             39.93%       0.92%       5.67%        6.87%
                          (e)                             39.85%       0.87%       5.61%        6.81%
                          (f)                             39.71%       0.76%       5.51%        6.71%
                          (g)                             39.56%       0.66%       5.40%        6.60%
                          (h)                             39.49%       0.60%       5.35%        6.55%
                          (i)                             39.34%       0.50%       5.24%        6.44%
                          (j)                             39.19%       0.40%       5.14%        6.33%
                          (k)                             39.12%       0.34%       5.09%        6.28%
                          (l)                             38.97%       0.24%       4.98%        6.18%
                          (m)                             38.83%       0.13%       4.88%        6.07%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             40.66%       9.47%        n/a         6.52%
                          (b)                             40.44%       9.30%        n/a         6.35%
                          (c)                             40.29%       9.19%        n/a         6.25%
                          (d)                             40.14%       9.07%        n/a         6.14%
                          (e)                             40.07%       9.02%        n/a         6.08%
                          (f)                             39.93%       8.91%        n/a         5.97%
                          (g)                             39.78%       8.80%        n/a         5.87%
                          (h)                             39.71%       8.74%        n/a         5.81%
                          (i)                             39.56%       8.63%        n/a         5.70%
                          (j)                             39.41%       8.52%        n/a         5.60%
                          (k)                             39.34%       8.46%        n/a         5.54%
                          (l)                             39.19%       8.35%        n/a         5.43%
                          (m)                             39.05%       8.24%        n/a         5.33%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             18.48%       -2.16%       n/a         7.97%
                          (b)                             18.29%       -2.31%       n/a         7.81%
                          (c)                             18.17%       -2.41%       n/a         7.70%
                          (d)                             18.04%       -2.52%       n/a         7.59%
                          (e)                             17.98%       -2.57%       n/a         7.54%
                          (f)                             17.85%       -2.67%       n/a         7.43%
                          (g)                             17.73%       -2.77%       n/a         7.33%
                          (h)                             17.67%       -2.82%       n/a         7.27%
                          (i)                             17.54%       -2.92%       n/a         7.16%
                          (j)                             17.42%       -3.02%       n/a         7.06%
                          (k)                             17.35%       -3.08%       n/a         7.00%
                          (l)                             17.23%       -3.18%       n/a         6.90%
                          (m)                             17.11%       -3.28%       n/a         6.79%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                              3.74%       4.54%       4.67%        6.16%
                          (b)                              3.58%       4.39%       4.51%        6.00%
                          (c)                              3.48%       4.28%       4.41%        5.89%
                          (d)                              3.38%       4.18%       4.30%        5.79%
                          (e)                              3.33%       4.13%       4.25%        5.74%
                          (f)                              3.22%       4.02%       4.15%        5.63%
                          (g)                              3.12%       3.92%       4.04%        5.52%
                          (h)                              3.07%       3.87%       3.99%        5.47%
                          (i)                              2.96%       3.76%       3.89%        5.37%
                          (j)                              2.86%       3.66%       3.78%        5.26%
                          (k)                              2.81%       3.61%       3.73%        5.21%
                          (l)                              2.71%       3.50%       3.63%        5.10%
                          (m)                              2.60%       3.40%       3.53%        5.00%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             32.53%       7.10%        n/a         7.95%
                          (b)                             32.33%       6.94%        n/a         7.79%
                          (c)                             32.20%       6.83%        n/a         7.69%
                          (d)                             32.07%       6.72%        n/a         7.58%
                          (e)                             32.00%       6.67%        n/a         7.52%
                          (f)                             31.87%       6.56%        n/a         7.42%
                          (g)                             31.74%       6.46%        n/a         7.31%
                          (h)                             31.67%       6.40%        n/a         7.26%
                          (i)                             31.54%       6.30%        n/a         7.15%
                          (j)                             31.41%       6.19%        n/a         7.04%
                          (k)                             31.34%       6.14%        n/a         6.99%
                          (l)                             31.21%       6.03%        n/a         6.88%
                          (m)                             31.08%       5.93%        n/a         6.77%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             26.09%       -2.53%      8.79%        8.78%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             25.90%       -2.67%      8.63%        8.61%
                          (c)                             25.78%       -2.77%      8.52%        8.51%
                          (d)                             25.65%       -2.87%      8.41%        8.40%
                          (e)                             25.59%       -2.92%      8.36%        8.34%
                          (f)                             25.46%       -3.01%      8.25%        8.24%
                          (g)                             25.34%       -3.11%      8.14%        8.13%
                          (h)                             25.27%       -3.16%      8.09%        8.07%
                          (i)                             25.15%       -3.26%      7.98%        7.96%
                          (j)                             25.02%       -3.35%      7.87%        7.86%
                          (k)                             24.96%       -3.40%      7.82%        7.80%
                          (l)                             24.84%       -3.50%      7.71%        7.69%
                          (m)                             24.71%       -3.59%      7.60%        7.59%
ADVANTUS MONEY MARKET PORFOLIO                                                                             12/3/85
                          (a)                             -0.95%       1.65%       2.43%        3.14%
                          (b)                             -1.11%       1.49%       2.27%        2.98%
                          (c)                             -1.20%       1.39%       2.17%        2.88%
                          (d)                             -1.30%       1.29%       2.07%        2.78%
                          (e)                             -1.35%       1.24%       2.02%        2.73%
                          (f)                             -1.45%       1.14%       1.92%        2.62%
                          (g)                             -1.55%       1.04%       1.81%        2.52%
                          (h)                             -1.59%       0.99%       1.76%        2.47%
                          (i)                             -1.69%       0.89%       1.66%        2.37%
                          (j)                             -1.79%       0.79%       1.56%        2.26%
                          (k)                             -1.84%       0.74%       1.51%        2.21%
                          (l)                             -1.94%       0.64%       1.41%        2.11%
                          (m)                             -2.04%       0.54%       1.31%        2.01%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                              2.56%       5.61%       5.43%        6.54%
                          (b)                              2.41%       5.46%       5.28%        6.38%
                          (c)                              2.31%       5.35%       5.17%        6.27%
                          (d)                              2.20%       5.25%       5.07%        6.16%
                          (e)                              2.15%       5.19%       5.01%        6.11%
                          (f)                              2.05%       5.09%       4.91%        6.00%
                          (g)                              1.95%       4.98%       4.80%        5.90%
                          (h)                              1.90%       4.93%       4.75%        5.85%
                          (i)                              1.80%       4.83%       4.65%        5.74%
                          (j)                              1.69%       4.72%       4.54%        5.63%
                          (k)                              1.64%       4.67%       4.49%        5.58%
                          (l)                              1.54%       4.56%       4.39%        5.48%
                          (m)                              1.44%       4.46%       4.28%        5.37%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.03%       13.34%       n/a         8.34%
                          (b)                             39.83%       13.17%       n/a         8.18%
                          (c)                             39.69%       13.06%       n/a         8.07%
                          (d)                             39.55%       12.94%       n/a         7.97%
                          (e)                             39.48%       12.89%       n/a         7.91%
                          (f)                             39.34%       12.77%       n/a         7.80%
                          (g)                             39.20%       12.66%       n/a         7.70%
                          (h)                             39.13%       12.60%       n/a         7.64%
                          (i)                             38.99%       12.49%       n/a         7.53%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             38.85%       12.38%       n/a         7.43%
                          (k)                             38.78%       12.32%       n/a         7.37%
                          (l)                             38.65%       12.21%       n/a         7.27%
                          (m)                             38.51%       12.10%       n/a         7.16%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             24.41%        n/a         n/a        -3.02%
                          (b)                             24.23%        n/a         n/a        -3.16%
                          (c)                             24.11%        n/a         n/a        -3.25%
                          (d)                             23.98%        n/a         n/a        -3.35%
                          (e)                             23.92%        n/a         n/a        -3.40%
                          (f)                             23.80%        n/a         n/a        -3.50%
                          (g)                             23.67%        n/a         n/a        -3.59%
                          (h)                             23.61%        n/a         n/a        -3.64%
                          (i)                             23.49%        n/a         n/a        -3.74%
                          (j)                             23.36%        n/a         n/a        -3.83%
                          (k)                             23.30%        n/a         n/a        -3.88%
                          (l)                             23.18%        n/a         n/a        -3.98%
                          (m)                             23.06%        n/a         n/a        -4.07%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                             14.37%        n/a         n/a        -0.94%
                          (b)                             14.21%        n/a         n/a        -1.09%
                          (c)                             14.09%        n/a         n/a        -1.18%
                          (d)                             13.98%        n/a         n/a        -1.28%
                          (e)                             13.92%        n/a         n/a        -1.33%
                          (f)                             13.81%        n/a         n/a        -1.43%
                          (g)                             13.69%        n/a         n/a        -1.53%
                          (h)                             13.64%        n/a         n/a        -1.58%
                          (i)                             13.52%        n/a         n/a        -1.68%
                          (j)                             13.41%        n/a         n/a        -1.78%
                          (k)                             13.35%        n/a         n/a        -1.82%
                          (l)                             13.24%        n/a         n/a        -1.92%
                          (m)                             13.13%        n/a         n/a        -2.02%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             35.20%        n/a         n/a        -0.26%
                          (b)                             35.00%        n/a         n/a        -0.41%
                          (c)                             34.87%        n/a         n/a        -0.51%
                          (d)                             34.73%        n/a         n/a        -0.61%
                          (e)                             34.67%        n/a         n/a        -0.66%
                          (f)                             34.53%        n/a         n/a        -0.76%
                          (g)                             34.40%        n/a         n/a        -0.86%
                          (h)                             34.33%        n/a         n/a        -0.91%
                          (i)                             34.20%        n/a         n/a        -1.00%
                          (j)                             34.06%        n/a         n/a        -1.10%
                          (k)                             33.99%        n/a         n/a        -1.15%
                          (l)                             33.86%        n/a         n/a        -1.25%
                          (m)                             33.73%        n/a         n/a        -1.35%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             22.92%        n/a         n/a        -3.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             22.74%        n/a         n/a        -3.45%
                          (c)                             22.62%        n/a         n/a        -3.55%
                          (d)                             22.49%        n/a         n/a        -3.64%
                          (e)                             22.43%        n/a         n/a        -3.69%
                          (f)                             22.31%        n/a         n/a        -3.79%
                          (g)                             22.19%        n/a         n/a        -3.89%
                          (h)                             22.13%        n/a         n/a        -3.93%
                          (i)                             22.00%        n/a         n/a        -4.03%
                          (j)                             21.88%        n/a         n/a        -4.13%
                          (k)                             21.82%        n/a         n/a        -4.17%
                          (l)                             21.70%        n/a         n/a        -4.27%
                          (m)                             21.58%        n/a         n/a        -4.36%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             27.21%        n/a         n/a         2.52%
                          (b)                             27.03%        n/a         n/a         2.37%
                          (c)                             26.90%        n/a         n/a         2.27%
                          (d)                             26.77%        n/a         n/a         2.17%
                          (e)                             26.71%        n/a         n/a         2.11%
                          (f)                             26.58%        n/a         n/a         2.01%
                          (g)                             26.45%        n/a         n/a         1.91%
                          (h)                             26.39%        n/a         n/a         1.86%
                          (i)                             26.27%        n/a         n/a         1.76%
                          (j)                             26.14%        n/a         n/a         1.65%
                          (k)                             26.08%        n/a         n/a         1.60%
                          (l)                             25.95%        n/a         n/a         1.50%
                          (m)                             25.82%        n/a         n/a         1.40%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             22.88%        n/a         n/a        -1.48%
                          (b)                             22.71%        n/a         n/a        -1.63%
                          (c)                             22.58%        n/a         n/a        -1.73%
                          (d)                             22.46%        n/a         n/a        -1.83%
                          (e)                             22.40%        n/a         n/a        -1.87%
                          (f)                             22.28%        n/a         n/a        -1.97%
                          (g)                             22.15%        n/a         n/a        -2.07%
                          (h)                             22.09%        n/a         n/a        -2.12%
                          (i)                             21.97%        n/a         n/a        -2.22%
                          (j)                             21.85%        n/a         n/a        -2.32%
                          (k)                             21.79%        n/a         n/a        -2.36%
                          (l)                             21.67%        n/a         n/a        -2.46%
                          (m)                             21.54%        n/a         n/a        -2.56%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             26.84%        n/a         n/a         5.45%
                          (b)                             26.65%        n/a         n/a         5.29%
                          (c)                             26.53%        n/a         n/a         5.19%
                          (d)                             26.40%        n/a         n/a         5.08%
                          (e)                             26.34%        n/a         n/a         5.03%
                          (f)                             26.21%        n/a         n/a         4.93%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (g)                             26.08%        n/a         n/a         4.82%
                          (h)                             26.02%        n/a         n/a         4.77%
                          (i)                             25.90%        n/a         n/a         4.66%
                          (j)                             25.77%        n/a         n/a         4.56%
                          (k)                             25.71%        n/a         n/a         4.51%
                          (l)                             25.58%        n/a         n/a         4.40%
                          (m)                             25.46%        n/a         n/a         4.30%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      2/1/00
                          (a)                             26.23%        n/a         n/a        -2.36%
                          (b)                             26.05%        n/a         n/a        -2.51%
                          (c)                             25.92%        n/a         n/a        -2.60%
                          (d)                             25.80%        n/a         n/a        -2.70%
                          (e)                             25.73%        n/a         n/a        -2.75%
                          (f)                             25.61%        n/a         n/a        -2.85%
                          (g)                             25.48%        n/a         n/a        -2.95%
                          (h)                             25.42%        n/a         n/a        -2.99%
                          (i)                             25.29%        n/a         n/a        -3.09%
                          (j)                             25.17%        n/a         n/a        -3.19%
                          (k)                             25.11%        n/a         n/a        -3.24%
                          (l)                             24.98%        n/a         n/a        -3.33%
                          (m)                             24.86%        n/a         n/a        -3.43%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             28.04%        n/a         n/a         2.15%
                          (b)                             27.85%        n/a         n/a         2.00%
                          (c)                             27.72%        n/a         n/a         1.90%
                          (d)                             27.60%        n/a         n/a         1.80%
                          (e)                             27.53%        n/a         n/a         1.75%
                          (f)                             27.40%        n/a         n/a         1.65%
                          (g)                             27.28%        n/a         n/a         1.54%
                          (h)                             27.21%        n/a         n/a         1.49%
                          (i)                             27.09%        n/a         n/a         1.39%
                          (j)                             26.96%        n/a         n/a         1.29%
                          (k)                             26.89%        n/a         n/a         1.24%
                          (l)                             26.77%        n/a         n/a         1.14%
                          (m)                             26.64%        n/a         n/a         1.04%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             36.13%        n/a         n/a         9.91%
                          (b)                             35.94%        n/a         n/a         9.75%
                          (c)                             35.80%        n/a         n/a         9.64%
                          (d)                             35.67%        n/a         n/a         9.53%
                          (e)                             35.60%        n/a         n/a         9.47%
                          (f)                             35.46%        n/a         n/a         9.36%
                          (g)                             35.33%        n/a         n/a         9.25%
                          (h)                             35.26%        n/a         n/a         9.20%
                          (i)                             35.12%        n/a         n/a         9.09%
                          (j)                             34.99%        n/a         n/a         8.98%
                          (k)                             34.92%        n/a         n/a         8.93%
                          (l)                             34.79%        n/a         n/a         8.82%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (m)                             34.65%        n/a         n/a         8.71%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             35.14%        n/a         n/a        -10.83%
                          (b)                             34.95%        n/a         n/a        -10.97%
                          (c)                             34.81%        n/a         n/a        -11.06%
                          (d)                             34.68%        n/a         n/a        -11.14%
                          (e)                             34.61%        n/a         n/a        -11.19%
                          (f)                             34.48%        n/a         n/a        -11.28%
                          (g)                             34.34%        n/a         n/a        -11.37%
                          (h)                             34.27%        n/a         n/a        -11.41%
                          (i)                             34.14%        n/a         n/a        -11.50%
                          (j)                             34.00%        n/a         n/a        -11.59%
                          (k)                             33.94%        n/a         n/a        -11.63%
                          (l)                             33.80%        n/a         n/a        -11.72%
                          (m)                             33.67%        n/a         n/a        -11.81%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             25.00%        n/a         n/a         1.39%
                          (b)                             24.82%        n/a         n/a         1.24%
                          (c)                             24.69%        n/a         n/a         1.14%
                          (d)                             24.57%        n/a         n/a         1.04%
                          (e)                             24.51%        n/a         n/a         0.99%
                          (f)                             24.38%        n/a         n/a         0.89%
                          (g)                             24.26%        n/a         n/a         0.79%
                          (h)                             24.20%        n/a         n/a         0.74%
                          (i)                             24.07%        n/a         n/a         0.63%
                          (j)                             23.95%        n/a         n/a         0.53%
                          (k)                             23.89%        n/a         n/a         0.48%
                          (l)                             23.76%        n/a         n/a         0.38%
                          (m)                             23.64%        n/a         n/a         0.28%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             23.23%        n/a         n/a         2.38%
                          (b)                             23.05%        n/a         n/a         2.23%
                          (c)                             22.93%        n/a         n/a         2.12%
                          (d)                             22.81%        n/a         n/a         2.02%
                          (e)                             22.74%        n/a         n/a         1.97%
                          (f)                             22.62%        n/a         n/a         1.87%
                          (g)                             22.50%        n/a         n/a         1.77%
                          (h)                             22.44%        n/a         n/a         1.72%
                          (i)                             22.31%        n/a         n/a         1.61%
                          (j)                             22.19%        n/a         n/a         1.51%
                          (k)                             22.13%        n/a         n/a         1.46%
                          (l)                             22.01%        n/a         n/a         1.36%
                          (m)                             21.89%        n/a         n/a         1.26%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                             11.98%        n/a         n/a         1.88%
                          (b)                             11.82%        n/a         n/a         1.73%
                          (c)                             11.70%        n/a         n/a         1.63%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (d)                             11.59%        n/a         n/a         1.53%
                          (e)                             11.54%        n/a         n/a         1.48%
                          (f)                             11.43%        n/a         n/a         1.38%
                          (g)                             11.31%        n/a         n/a         1.28%
                          (h)                             11.26%        n/a         n/a         1.23%
                          (i)                             11.15%        n/a         n/a         1.12%
                          (j)                             11.04%        n/a         n/a         1.02%
                          (k)                             10.98%        n/a         n/a         0.97%
                          (l)                             10.87%        n/a         n/a         0.87%
                          (m)                             10.76%        n/a         n/a         0.77%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             18.39%        n/a         n/a        -11.63%
                          (b)                             18.22%        n/a         n/a        -11.76%
                          (c)                             18.10%        n/a         n/a        -11.85%
                          (d)                             17.98%        n/a         n/a        -11.94%
                          (e)                             17.92%        n/a         n/a        -11.98%
                          (f)                             17.81%        n/a         n/a        -12.07%
                          (g)                             17.69%        n/a         n/a        -12.16%
                          (h)                             17.63%        n/a         n/a        -12.20%
                          (i)                             17.51%        n/a         n/a        -12.29%
                          (j)                             17.39%        n/a         n/a        -12.38%
                          (k)                             17.33%        n/a         n/a        -12.42%
                          (l)                             17.22%        n/a         n/a        -12.51%
                          (m)                             17.10%        n/a         n/a        -12.60%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             32.47%        n/a         n/a        -12.17%
                          (b)                             32.28%        n/a         n/a        -12.30%
                          (c)                             32.15%        n/a         n/a        -12.39%
                          (d)                             32.02%        n/a         n/a        -12.48%
                          (e)                             31.95%        n/a         n/a        -12.52%
                          (f)                             31.82%        n/a         n/a        -12.61%
                          (g)                             31.69%        n/a         n/a        -12.69%
                          (h)                             31.62%        n/a         n/a        -12.74%
                          (i)                             31.49%        n/a         n/a        -12.83%
                          (j)                             31.36%        n/a         n/a        -12.91%
                          (k)                             31.29%        n/a         n/a        -12.96%
                          (l)                             31.16%        n/a         n/a        -13.04%
                          (m)                             31.03%        n/a         n/a        -13.13%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             20.73%        n/a         n/a        -3.35%
                          (b)                             20.55%        n/a         n/a        -3.49%
                          (c)                             20.43%        n/a         n/a        -3.59%
                          (d)                             20.31%        n/a         n/a        -3.68%
                          (e)                             20.25%        n/a         n/a        -3.73%
                          (f)                             20.13%        n/a         n/a        -3.83%
                          (g)                             20.01%        n/a         n/a        -3.92%
                          (h)                             19.95%        n/a         n/a        -3.97%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             19.83%        n/a         n/a        -4.07%
                          (j)                             19.71%        n/a         n/a        -4.16%
                          (k)                             19.65%        n/a         n/a        -4.21%
                          (l)                             19.53%        n/a         n/a        -4.31%
                          (m)                             19.41%        n/a         n/a        -4.40%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             34.51%        n/a         n/a        -2.77%
                          (b)                             34.32%        n/a         n/a        -2.91%
                          (c)                             34.19%        n/a         n/a        -3.01%
                          (d)                             34.05%        n/a         n/a        -3.10%
                          (e)                             33.98%        n/a         n/a        -3.15%
                          (f)                             33.85%        n/a         n/a        -3.25%
                          (g)                             33.72%        n/a         n/a        -3.35%
                          (h)                             33.65%        n/a         n/a        -3.39%
                          (i)                             33.52%        n/a         n/a        -3.49%
                          (j)                             33.38%        n/a         n/a        -3.59%
                          (k)                             33.32%        n/a         n/a        -3.64%
                          (l)                             33.18%        n/a         n/a        -3.73%
                          (m)                             33.05%        n/a         n/a        -3.83%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             31.39%        n/a         n/a        -1.15%
                          (b)                             31.20%        n/a         n/a        -1.29%
                          (c)                             31.07%        n/a         n/a        -1.39%
                          (d)                             30.94%        n/a         n/a        -1.49%
                          (e)                             30.87%        n/a         n/a        -1.54%
                          (f)                             30.74%        n/a         n/a        -1.64%
                          (g)                             30.61%        n/a         n/a        -1.74%
                          (h)                             30.54%        n/a         n/a        -1.79%
                          (i)                             30.41%        n/a         n/a        -1.88%
                          (j)                             30.28%        n/a         n/a        -1.98%
                          (k)                             30.21%        n/a         n/a        -2.03%
                          (l)                             30.09%        n/a         n/a        -2.13%
                          (m)                             29.96%        n/a         n/a        -2.23%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             22.80%        n/a         n/a         1.26%
                          (b)                             22.62%        n/a         n/a         1.11%
                          (c)                             22.50%        n/a         n/a         1.01%
                          (d)                             22.37%        n/a         n/a         0.90%
                          (e)                             22.31%        n/a         n/a         0.85%
                          (f)                             22.19%        n/a         n/a         0.75%
                          (g)                             22.07%        n/a         n/a         0.65%
                          (h)                             22.01%        n/a         n/a         0.60%
                          (i)                             21.88%        n/a         n/a         0.50%
                          (j)                             21.76%        n/a         n/a         0.40%
                          (k)                             21.70%        n/a         n/a         0.35%
                          (l)                             21.58%        n/a         n/a         0.25%
                          (m)                             21.46%        n/a         n/a         0.15%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             28.69%        n/a         n/a         0.57%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             28.50%        n/a         n/a         0.42%
                          (c)                             28.37%        n/a         n/a         0.32%
                          (d)                             28.24%        n/a         n/a         0.22%
                          (e)                             28.18%        n/a         n/a         0.17%
                          (f)                             28.05%        n/a         n/a         0.07%
                          (g)                             27.92%        n/a         n/a        -0.03%
                          (h)                             27.86%        n/a         n/a        -0.08%
                          (i)                             27.73%        n/a         n/a        -0.18%
                          (j)                             27.60%        n/a         n/a        -0.28%
                          (k)                             27.54%        n/a         n/a        -0.33%
                          (l)                             27.41%        n/a         n/a        -0.43%
                          (m)                             27.28%        n/a         n/a        -0.53%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             21.90%        n/a         n/a         8.88%
                          (b)                             21.72%        n/a         n/a         8.72%
                          (c)                             21.60%        n/a         n/a         8.61%
                          (d)                             21.48%        n/a         n/a         8.50%
                          (e)                             21.42%        n/a         n/a         8.45%
                          (f)                             21.29%        n/a         n/a         8.34%
                          (g)                             21.17%        n/a         n/a         8.23%
                          (h)                             21.11%        n/a         n/a         8.18%
                          (i)                             20.99%        n/a         n/a         8.07%
                          (j)                             20.87%        n/a         n/a         7.96%
                          (k)                             20.81%        n/a         n/a         7.91%
                          (l)                             20.69%        n/a         n/a         7.80%
                          (m)                             20.57%        n/a         n/a         7.69%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             43.30%        n/a         n/a         0.46%
                          (b)                             43.10%        n/a         n/a         0.31%
                          (c)                             42.95%        n/a         n/a         0.21%
                          (d)                             42.81%        n/a         n/a         0.11%
                          (e)                             42.74%        n/a         n/a         0.06%
                          (f)                             42.60%        n/a         n/a        -0.04%
                          (g)                             42.45%        n/a         n/a        -0.14%
                          (h)                             42.38%        n/a         n/a        -0.19%
                          (i)                             42.24%        n/a         n/a        -0.29%
                          (j)                             42.10%        n/a         n/a        -0.39%
                          (k)                             42.03%        n/a         n/a        -0.44%
                          (l)                             41.88%        n/a         n/a        -0.54%
                          (m)                             41.74%        n/a         n/a        -0.64%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             25.43%        n/a         n/a         1.26%
                          (b)                             25.25%        n/a         n/a         1.11%
                          (c)                             25.12%        n/a         n/a         1.01%
                          (d)                             25.00%        n/a         n/a         0.91%
                          (e)                             24.93%        n/a         n/a         0.86%
                          (f)                             24.81%        n/a         n/a         0.76%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (g)                             24.68%        n/a         n/a         0.66%
                          (h)                             24.62%        n/a         n/a         0.61%
                          (i)                             24.50%        n/a         n/a         0.51%
                          (j)                             24.37%        n/a         n/a         0.41%
                          (k)                             24.31%        n/a         n/a         0.36%
                          (l)                             24.19%        n/a         n/a         0.26%
                          (m)                             24.06%        n/a         n/a         0.16%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             26.56%        n/a         n/a         1.40%
                          (b)                             26.38%        n/a         n/a         1.25%
                          (c)                             26.25%        n/a         n/a         1.15%
                          (d)                             26.12%        n/a         n/a         1.05%
                          (e)                             26.06%        n/a         n/a         1.00%
                          (f)                             25.93%        n/a         n/a         0.90%
                          (g)                             25.81%        n/a         n/a         0.80%
                          (h)                             25.74%        n/a         n/a         0.75%
                          (i)                             25.62%        n/a         n/a         0.65%
                          (j)                             25.49%        n/a         n/a         0.55%
                          (k)                             25.43%        n/a         n/a         0.50%
                          (l)                             25.31%        n/a         n/a         0.40%
                          (m)                             25.18%        n/a         n/a         0.30%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             30.41%        n/a         n/a        -0.55%
                          (b)                             30.22%        n/a         n/a        -0.70%
                          (c)                             30.09%        n/a         n/a        -0.80%
                          (d)                             29.96%        n/a         n/a        -0.90%
                          (e)                             29.89%        n/a         n/a        -0.95%
                          (f)                             29.76%        n/a         n/a        -1.05%
                          (g)                             29.63%        n/a         n/a        -1.15%
                          (h)                             29.57%        n/a         n/a        -1.19%
                          (i)                             29.44%        n/a         n/a        -1.29%
                          (j)                             29.31%        n/a         n/a        -1.39%
                          (k)                             29.24%        n/a         n/a        -1.44%
                          (l)                             29.11%        n/a         n/a        -1.54%
                          (m)                             28.98%        n/a         n/a        -1.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             30.45%        n/a         n/a         5.04%
                          (b)                             30.26%        n/a         n/a         4.88%
                          (c)                             30.13%        n/a         n/a         4.78%
                          (d)                             30.00%        n/a         n/a         4.67%
                          (e)                             29.93%        n/a         n/a         4.62%
                          (f)                             29.80%        n/a         n/a         4.52%
                          (g)                             29.67%        n/a         n/a         4.41%
                          (h)                             29.61%        n/a         n/a         4.36%
                          (i)                             29.48%        n/a         n/a         4.26%
                          (j)                             29.35%        n/a         n/a         4.15%
                          (k)                             29.28%        n/a         n/a         4.10%
                          (l)                             29.16%        n/a         n/a         3.99%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (m)                             29.03%        n/a         n/a         3.89%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             23.00%        n/a         n/a        -2.43%
                          (b)                             22.82%        n/a         n/a        -2.58%
                          (c)                             22.70%        n/a         n/a        -2.67%
                          (d)                             22.57%        n/a         n/a        -2.77%
                          (e)                             22.51%        n/a         n/a        -2.82%
                          (f)                             22.39%        n/a         n/a        -2.92%
                          (g)                             22.26%        n/a         n/a        -3.01%
                          (h)                             22.20%        n/a         n/a        -3.06%
                          (i)                             22.08%        n/a         n/a        -3.16%
                          (j)                             21.96%        n/a         n/a        -3.26%
                          (k)                             21.90%        n/a         n/a        -3.30%
                          (l)                             21.78%        n/a         n/a        -3.40%
                          (m)                             21.66%        n/a         n/a        -3.50%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             50.65%       6.24%        n/a        -4.87%
                          (b)                             50.43%       6.08%        n/a        -5.01%
                          (c)                             50.28%       5.98%        n/a        -5.10%
                          (d)                             50.13%       5.87%        n/a        -5.20%
                          (e)                             50.05%       5.82%        n/a        -5.25%
                          (f)                             49.90%       5.71%        n/a        -5.34%
                          (g)                             49.75%       5.61%        n/a        -5.44%
                          (h)                             49.68%       5.55%        n/a        -5.48%
                          (i)                             49.53%       5.45%        n/a        -5.58%
                          (j)                             49.38%       5.34%        n/a        -5.67%
                          (k)                             49.31%       5.29%        n/a        -5.72%
                          (l)                             49.16%       5.19%        n/a        -5.81%
                          (m)                             49.01%       5.08%        n/a        -5.91%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        22.23%
                          (b)                               n/a         n/a         n/a        22.06%
                          (c)                               n/a         n/a         n/a        21.94%
                          (d)                               n/a         n/a         n/a        21.83%
                          (e)                               n/a         n/a         n/a        21.77%
                          (f)                               n/a         n/a         n/a        21.65%
                          (g)                               n/a         n/a         n/a        21.53%
                          (h)                               n/a         n/a         n/a        21.47%
                          (i)                               n/a         n/a         n/a        21.36%
                          (j)                               n/a         n/a         n/a        21.24%
                          (k)                               n/a         n/a         n/a        21.18%
                          (l)                               n/a         n/a         n/a        21.07%
                          (m)                               n/a         n/a         n/a        20.95%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        18.97%
                          (b)                               n/a         n/a         n/a        18.81%
                          (c)                               n/a         n/a         n/a        18.69%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (d)                               n/a         n/a         n/a        18.58%
                          (e)                               n/a         n/a         n/a        18.52%
                          (f)                               n/a         n/a         n/a        18.41%
                          (g)                               n/a         n/a         n/a        18.29%
                          (h)                               n/a         n/a         n/a        18.24%
                          (i)                               n/a         n/a         n/a        18.12%
                          (j)                               n/a         n/a         n/a        18.01%
                          (k)                               n/a         n/a         n/a        17.95%
                          (l)                               n/a         n/a         n/a        17.84%
                          (m)                               n/a         n/a         n/a        17.72%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        20.94%
                          (b)                               n/a         n/a         n/a        20.77%
                          (c)                               n/a         n/a         n/a        20.65%
                          (d)                               n/a         n/a         n/a        20.53%
                          (e)                               n/a         n/a         n/a        20.48%
                          (f)                               n/a         n/a         n/a        20.36%
                          (g)                               n/a         n/a         n/a        20.24%
                          (h)                               n/a         n/a         n/a        20.18%
                          (i)                               n/a         n/a         n/a        20.07%
                          (j)                               n/a         n/a         n/a        19.95%
                          (k)                               n/a         n/a         n/a        19.90%
                          (l)                               n/a         n/a         n/a        19.78%
                          (m)                               n/a         n/a         n/a        19.66%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a         5.65%
                          (b)                               n/a         n/a         n/a         5.61%
                          (c)                               n/a         n/a         n/a         5.58%
                          (d)                               n/a         n/a         n/a         5.55%
                          (e)                               n/a         n/a         n/a         5.54%
                          (f)                               n/a         n/a         n/a         5.51%
                          (g)                               n/a         n/a         n/a         5.48%
                          (h)                               n/a         n/a         n/a         5.46%
                          (i)                               n/a         n/a         n/a         5.43%
                          (j)                               n/a         n/a         n/a         5.41%
                          (k)                               n/a         n/a         n/a         5.39%
                          (l)                               n/a         n/a         n/a         5.36%
                          (m)                               n/a         n/a         n/a         5.33%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             18.65%       -1.21%      6.55%        8.12%
                          (b)                             18.47%       -1.36%      6.39%        7.96%
                          (c)                             18.36%       -1.45%      6.29%        7.85%
                          (d)                             18.24%       -1.55%      6.18%        7.74%
                          (e)                             18.18%       -1.60%      6.13%        7.69%
                          (f)                             18.06%       -1.70%      6.02%        7.58%
                          (g)                             17.94%       -1.80%      5.92%        7.47%
                          (h)                             17.88%       -1.85%      5.86%        7.42%
                          (i)                             17.76%       -1.95%      5.76%        7.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             17.65%       -2.04%      5.65%        7.20%
                          (k)                             17.59%       -2.09%      5.60%        7.15%
                          (l)                             17.47%       -2.19%      5.49%        7.04%
                          (m)                             17.35%       -2.29%      5.39%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             19.94%       -4.81%       n/a        -1.14%
                          (b)                             19.76%       -4.96%       n/a        -1.28%
                          (c)                             19.64%       -5.05%       n/a        -1.38%
                          (d)                             19.53%       -5.15%       n/a        -1.48%
                          (e)                             19.47%       -5.19%       n/a        -1.53%
                          (f)                             19.35%       -5.29%       n/a        -1.63%
                          (g)                             19.23%       -5.38%       n/a        -1.73%
                          (h)                             19.17%       -5.43%       n/a        -1.78%
                          (i)                             19.05%       -5.53%       n/a        -1.87%
                          (j)                             18.93%       -5.62%       n/a        -1.97%
                          (k)                             18.87%       -5.67%       n/a        -2.02%
                          (l)                             18.75%       -5.76%       n/a        -2.12%
                          (m)                             18.63%       -5.86%       n/a        -2.22%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             23.41%       -8.57%      4.54%        6.56%
                          (b)                             23.23%       -8.71%      4.38%        6.40%
                          (c)                             23.10%       -8.80%      4.28%        6.29%
                          (d)                             22.98%       -8.89%      4.18%        6.18%
                          (e)                             22.92%       -8.94%      4.12%        6.13%
                          (f)                             22.80%       -9.03%      4.02%        6.02%
                          (g)                             22.68%       -9.12%      3.92%        5.92%
                          (h)                             22.62%       -9.16%      3.86%        5.87%
                          (i)                             22.49%       -9.25%      3.76%        5.76%
                          (j)                             22.37%       -9.35%      3.66%        5.65%
                          (k)                             22.31%       -9.39%      3.61%        5.60%
                          (l)                             22.19%       -9.48%      3.50%        5.50%
                          (m)                             22.07%       -9.57%      3.40%        5.39%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a        12.66%
                          (b)                               n/a         n/a         n/a        12.62%
                          (c)                               n/a         n/a         n/a        12.59%
                          (d)                               n/a         n/a         n/a        12.56%
                          (e)                               n/a         n/a         n/a        12.54%
                          (f)                               n/a         n/a         n/a        12.51%
                          (g)                               n/a         n/a         n/a        12.48%
                          (h)                               n/a         n/a         n/a        12.46%
                          (i)                               n/a         n/a         n/a        12.43%
                          (j)                               n/a         n/a         n/a        12.40%
                          (k)                               n/a         n/a         n/a        12.39%
                          (l)                               n/a         n/a         n/a        12.36%
                          (m)                               n/a         n/a         n/a        12.32%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             44.60%       3.95%       6.22%        7.77%
                          (b)                             44.39%       3.80%       6.06%        7.61%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (c)                             44.25%       3.69%       5.96%        7.50%
                          (d)                             44.10%       3.59%       5.85%        7.39%
                          (e)                             44.03%       3.54%       5.80%        7.34%
                          (f)                             43.89%       3.44%       5.69%        7.23%
                          (g)                             43.74%       3.33%       5.59%        7.12%
                          (h)                             43.67%       3.28%       5.53%        7.07%
                          (i)                             43.53%       3.18%       5.43%        6.96%
                          (j)                             43.38%       3.07%       5.32%        6.85%
                          (k)                             43.31%       3.02%       5.27%        6.80%
                          (l)                             43.17%       2.92%       5.16%        6.69%
                          (m)                             43.02%       2.82%       5.06%        6.59%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             52.04%       7.00%        n/a         4.97%
                          (b)                             51.83%       6.84%        n/a         4.82%
                          (c)                             51.67%       6.73%        n/a         4.71%
                          (d)                             51.52%       6.63%        n/a         4.61%
                          (e)                             51.44%       6.57%        n/a         4.56%
                          (f)                             51.29%       6.47%        n/a         4.45%
                          (g)                             51.14%       6.36%        n/a         4.35%
                          (h)                             51.07%       6.31%        n/a         4.29%
                          (i)                             50.92%       6.20%        n/a         4.19%
                          (j)                             50.76%       6.09%        n/a         4.09%
                          (k)                             50.69%       6.04%        n/a         4.03%
                          (l)                             50.54%       5.93%        n/a         3.93%
                          (m)                             50.39%       5.83%        n/a         3.83%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         9.88%
                          (b)                               n/a         n/a         n/a         9.84%
                          (c)                               n/a         n/a         n/a         9.81%
                          (d)                               n/a         n/a         n/a         9.78%
                          (e)                               n/a         n/a         n/a         9.76%
                          (f)                               n/a         n/a         n/a         9.73%
                          (g)                               n/a         n/a         n/a         9.70%
                          (h)                               n/a         n/a         n/a         9.69%
                          (i)                               n/a         n/a         n/a         9.66%
                          (j)                               n/a         n/a         n/a         9.63%
                          (k)                               n/a         n/a         n/a         9.61%
                          (l)                               n/a         n/a         n/a         9.58%
                          (m)                               n/a         n/a         n/a         9.55%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             46.98%       1.73%       5.72%        6.92%
                          (b)                             46.76%       1.58%       5.56%        6.76%
                          (c)                             46.61%       1.47%       5.45%        6.65%
                          (d)                             46.46%       1.37%       5.35%        6.54%
                          (e)                             46.39%       1.32%       5.29%        6.49%
                          (f)                             46.24%       1.22%       5.19%        6.38%
                          (g)                             46.10%       1.12%       5.08%        6.28%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (h)                             46.02%       1.07%       5.03%        6.23%
                          (i)                             45.88%       0.97%       4.93%        6.12%
                          (j)                             45.73%       0.87%       4.82%        6.01%
                          (k)                             45.66%       0.82%       4.77%        5.96%
                          (l)                             45.51%       0.72%       4.66%        5.85%
                          (m)                             45.37%       0.61%       4.56%        5.75%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             47.19%       9.68%        n/a         6.53%
                          (b)                             46.98%       9.52%        n/a         6.38%
                          (c)                             46.83%       9.41%        n/a         6.27%
                          (d)                             46.68%       9.30%        n/a         6.16%
                          (e)                             46.61%       9.25%        n/a         6.11%
                          (f)                             46.46%       9.14%        n/a         6.00%
                          (g)                             46.32%       9.03%        n/a         5.90%
                          (h)                             46.24%       8.97%        n/a         5.84%
                          (i)                             46.10%       8.87%        n/a         5.74%
                          (j)                             45.95%       8.76%        n/a         5.63%
                          (k)                             45.88%       8.70%        n/a         5.58%
                          (l)                             45.73%       8.59%        n/a         5.47%
                          (m)                             45.59%       8.48%        n/a         5.37%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             25.09%       -1.60%       n/a         7.64%
                          (b)                             24.90%       -1.74%       n/a         7.48%
                          (c)                             24.78%       -1.84%       n/a         7.38%
                          (d)                             24.65%       -1.94%       n/a         7.27%
                          (e)                             24.59%       -1.99%       n/a         7.21%
                          (f)                             24.47%       -2.09%       n/a         7.11%
                          (g)                             24.34%       -2.18%       n/a         7.00%
                          (h)                             24.28%       -2.23%       n/a         6.95%
                          (i)                             24.16%       -2.33%       n/a         6.84%
                          (j)                             24.03%       -2.43%       n/a         6.73%
                          (k)                             23.97%       -2.48%       n/a         6.68%
                          (l)                             23.84%       -2.57%       n/a         6.57%
                          (m)                             23.72%       -2.67%       n/a         6.47%

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                             -3.21%       4.60%       4.72%        6.21%
                          (b)                             -3.36%       4.44%       4.57%        6.05%
                          (c)                             -3.47%       4.34%       4.46%        5.95%
                          (d)                             -3.57%       4.23%       4.36%        5.84%
                          (e)                             -3.62%       4.18%       4.30%        5.79%
                          (f)                             -3.73%       4.07%       4.20%        5.68%
                          (g)                             -3.83%       3.97%       4.10%        5.58%
                          (h)                             -3.88%       3.92%       4.04%        5.52%
                          (i)                             -3.98%       3.81%       3.94%        5.42%
                          (j)                             -4.09%       3.71%       3.84%        5.31%
                          (k)                             -4.14%       3.66%       3.78%        5.26%
                          (l)                             -4.24%       3.56%       3.68%        5.16%
                          (m)                             -4.34%       3.45%       3.58%        5.05%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             25.60%       7.15%        n/a         8.01%
                          (b)                             25.40%       6.99%        n/a         7.85%
                          (c)                             25.27%       6.88%        n/a         7.74%
                          (d)                             25.14%       6.78%        n/a         7.63%
                          (e)                             25.07%       6.72%        n/a         7.58%
                          (f)                             24.94%       6.62%        n/a         7.47%
                          (g)                             24.80%       6.51%        n/a         7.36%
                          (h)                             24.74%       6.46%        n/a         7.31%
                          (i)                             24.61%       6.35%        n/a         7.20%
                          (j)                             24.48%       6.25%        n/a         7.10%
                          (k)                             24.41%       6.19%        n/a         7.04%
                          (l)                             24.28%       6.09%        n/a         6.93%
                          (m)                             24.15%       5.98%        n/a         6.83%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             19.15%       -2.48%      8.85%        8.83%
                          (b)                             18.96%       -2.62%      8.68%        8.67%
                          (c)                             18.84%       -2.72%      8.58%        8.56%
                          (d)                             18.71%       -2.82%      8.47%        8.45%
                          (e)                             18.65%       -2.87%      8.41%        8.40%
                          (f)                             18.52%       -2.96%      8.31%        8.29%
                          (g)                             18.40%       -3.06%      8.20%        8.18%
                          (h)                             18.34%       -3.11%      8.14%        8.13%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             18.21%       -3.21%      8.03%        8.02%
                          (j)                             18.09%       -3.30%      7.93%        7.91%
                          (k)                             18.02%       -3.35%      7.87%        7.86%
                          (l)                             17.90%       -3.45%      7.76%        7.75%
                          (m)                             17.77%       -3.55%      7.66%        7.64%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -7.90%       1.70%       2.48%        3.19%
                          (b)                             -8.05%       1.55%       2.32%        3.03%
                          (c)                             -8.15%       1.44%       2.22%        2.93%
                          (d)                             -8.25%       1.34%       2.12%        2.83%
                          (e)                             -8.30%       1.29%       2.07%        2.78%
                          (f)                             -8.40%       1.19%       1.97%        2.67%
                          (g)                             -8.50%       1.09%       1.86%        2.57%
                          (h)                             -8.55%       1.04%       1.81%        2.52%
                          (i)                             -8.65%       0.94%       1.71%        2.42%
                          (j)                             -8.74%       0.84%       1.61%        2.32%
                          (k)                             -8.79%       0.79%       1.56%        2.26%
                          (l)                             -8.89%       0.69%       1.46%        2.16%
                          (m)                             -8.99%       0.59%       1.36%        2.06%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                             -4.39%       5.67%       5.49%        6.59%
                          (b)                             -4.54%       5.51%       5.33%        6.43%
                          (c)                             -4.64%       5.40%       5.22%        6.32%
                          (d)                             -4.75%       5.30%       5.12%        6.22%
                          (e)                             -4.80%       5.25%       5.07%        6.16%
                          (f)                             -4.90%       5.14%       4.96%        6.06%
                          (g)                             -5.00%       5.04%       4.86%        5.95%
                          (h)                             -5.05%       4.98%       4.80%        5.90%
                          (i)                             -5.15%       4.88%       4.70%        5.79%
                          (j)                             -5.26%       4.77%       4.59%        5.69%
                          (k)                             -5.31%       4.72%       4.54%        5.63%
                          (l)                             -5.41%       4.62%       4.44%        5.53%
                          (m)                             -5.51%       4.51%       4.33%        5.42%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             33.11%       13.39%       n/a         8.40%
                          (b)                             32.90%       13.22%       n/a         8.24%
                          (c)                             32.76%       13.11%       n/a         8.13%
                          (d)                             32.62%       13.00%       n/a         8.02%
                          (e)                             32.55%       12.94%       n/a         7.97%
                          (f)                             32.41%       12.83%       n/a         7.86%
                          (g)                             32.27%       12.72%       n/a         7.75%
                          (h)                             32.20%       12.66%       n/a         7.70%
                          (i)                             32.06%       12.55%       n/a         7.59%
                          (j)                             31.92%       12.44%       n/a         7.48%
                          (k)                             31.85%       12.38%       n/a         7.43%
                          (l)                             31.72%       12.27%       n/a         7.32%
                          (m)                             31.58%       12.15%       n/a         7.21%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             17.48%        n/a         n/a        -7.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             17.29%        n/a         n/a        -7.46%
                          (c)                             17.17%        n/a         n/a        -7.56%
                          (d)                             17.05%        n/a         n/a        -7.66%
                          (e)                             16.98%        n/a         n/a        -7.71%
                          (f)                             16.86%        n/a         n/a        -7.81%
                          (g)                             16.73%        n/a         n/a        -7.91%
                          (h)                             16.67%        n/a         n/a        -7.96%
                          (i)                             16.55%        n/a         n/a        -8.06%
                          (j)                             16.43%        n/a         n/a        -8.16%
                          (k)                             16.36%        n/a         n/a        -8.21%
                          (l)                             16.24%        n/a         n/a        -8.31%
                          (m)                             16.12%        n/a         n/a        -8.41%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                              7.44%        n/a         n/a        -5.17%
                          (b)                              7.26%        n/a         n/a        -5.32%
                          (c)                              7.15%        n/a         n/a        -5.42%
                          (d)                              7.04%        n/a         n/a        -5.53%
                          (e)                              6.98%        n/a         n/a        -5.58%
                          (f)                              6.86%        n/a         n/a        -5.68%
                          (g)                              6.75%        n/a         n/a        -5.78%
                          (h)                              6.69%        n/a         n/a        -5.83%
                          (i)                              6.58%        n/a         n/a        -5.93%
                          (j)                              6.47%        n/a         n/a        -6.03%
                          (k)                              6.41%        n/a         n/a        -6.08%
                          (l)                              6.30%        n/a         n/a        -6.19%
                          (m)                              6.18%        n/a         n/a        -6.29%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             28.27%        n/a         n/a        -4.47%
                          (b)                             28.07%        n/a         n/a        -4.62%
                          (c)                             27.94%        n/a         n/a        -4.73%
                          (d)                             27.80%        n/a         n/a        -4.83%
                          (e)                             27.73%        n/a         n/a        -4.88%
                          (f)                             27.60%        n/a         n/a        -4.98%
                          (g)                             27.46%        n/a         n/a        -5.09%
                          (h)                             27.40%        n/a         n/a        -5.14%
                          (i)                             27.26%        n/a         n/a        -5.24%
                          (j)                             27.13%        n/a         n/a        -5.34%
                          (k)                             27.06%        n/a         n/a        -5.39%
                          (l)                             26.93%        n/a         n/a        -5.49%
                          (m)                             26.79%        n/a         n/a        -5.60%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             15.98%        n/a         n/a        -7.61%
                          (b)                             15.80%        n/a         n/a        -7.76%
                          (c)                             15.68%        n/a         n/a        -7.86%
                          (d)                             15.56%        n/a         n/a        -7.96%
                          (e)                             15.49%        n/a         n/a        -8.01%
                          (f)                             15.37%        n/a         n/a        -8.11%
                          (g)                             15.25%        n/a         n/a        -8.21%
                          (h)                             15.19%        n/a         n/a        -8.26%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             15.07%        n/a         n/a        -8.36%
                          (j)                             14.94%        n/a         n/a        -8.46%
                          (k)                             14.88%        n/a         n/a        -8.51%
                          (l)                             14.76%        n/a         n/a        -8.61%
                          (m)                             14.64%        n/a         n/a        -8.71%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             20.28%        n/a         n/a        -1.61%
                          (b)                             20.09%        n/a         n/a        -1.77%
                          (c)                             19.96%        n/a         n/a        -1.87%
                          (d)                             19.84%        n/a         n/a        -1.98%
                          (e)                             19.77%        n/a         n/a        -2.03%
                          (f)                             19.64%        n/a         n/a        -2.13%
                          (g)                             19.52%        n/a         n/a        -2.24%
                          (h)                             19.45%        n/a         n/a        -2.29%
                          (i)                             19.33%        n/a         n/a        -2.40%
                          (j)                             19.20%        n/a         n/a        -2.50%
                          (k)                             19.14%        n/a         n/a        -2.55%
                          (l)                             19.01%        n/a         n/a        -2.66%
                          (m)                             18.89%        n/a         n/a        -2.76%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             15.95%        n/a         n/a        -5.73%
                          (b)                             15.77%        n/a         n/a        -5.88%
                          (c)                             15.64%        n/a         n/a        -5.98%
                          (d)                             15.52%        n/a         n/a        -6.09%
                          (e)                             15.46%        n/a         n/a        -6.14%
                          (f)                             15.34%        n/a         n/a        -6.24%
                          (g)                             15.21%        n/a         n/a        -6.34%
                          (h)                             15.15%        n/a         n/a        -6.39%
                          (i)                             15.03%        n/a         n/a        -6.49%
                          (j)                             14.91%        n/a         n/a        -6.59%
                          (k)                             14.85%        n/a         n/a        -6.64%
                          (l)                             14.73%        n/a         n/a        -6.74%
                          (m)                             14.61%        n/a         n/a        -6.84%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             19.91%        n/a         n/a         1.40%
                          (b)                             19.72%        n/a         n/a         1.24%
                          (c)                             19.59%        n/a         n/a         1.13%
                          (d)                             19.46%        n/a         n/a         1.03%
                          (e)                             19.40%        n/a         n/a         0.97%
                          (f)                             19.27%        n/a         n/a         0.86%
                          (g)                             19.15%        n/a         n/a         0.76%
                          (h)                             19.08%        n/a         n/a         0.70%
                          (i)                             18.96%        n/a         n/a         0.59%
                          (j)                             18.83%        n/a         n/a         0.49%
                          (k)                             18.77%        n/a         n/a         0.43%
                          (l)                             18.64%        n/a         n/a         0.33%
                          (m)                             18.52%        n/a         n/a         0.22%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE CLASS 2                                                        2/1/00
                          (a)                             19.30%        n/a         n/a        -4.00%
                          (b)                             19.11%        n/a         n/a        -4.15%
                          (c)                             18.99%        n/a         n/a        -4.25%
                          (d)                             18.86%        n/a         n/a        -4.35%
                          (e)                             18.80%        n/a         n/a        -4.41%
                          (f)                             18.67%        n/a         n/a        -4.51%
                          (g)                             18.55%        n/a         n/a        -4.61%
                          (h)                             18.48%        n/a         n/a        -4.66%
                          (i)                             18.36%        n/a         n/a        -4.76%
                          (j)                             18.23%        n/a         n/a        -4.87%
                          (k)                             18.17%        n/a         n/a        -4.92%
                          (l)                             18.04%        n/a         n/a        -5.02%
                          (m)                             17.92%        n/a         n/a        -5.12%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             21.11%        n/a         n/a         0.74%
                          (b)                             20.91%        n/a         n/a         0.58%
                          (c)                             20.79%        n/a         n/a         0.47%
                          (d)                             20.66%        n/a         n/a         0.36%
                          (e)                             20.60%        n/a         n/a         0.31%
                          (f)                             20.47%        n/a         n/a         0.20%
                          (g)                             20.34%        n/a         n/a         0.10%
                          (h)                             20.28%        n/a         n/a         0.04%
                          (i)                             20.15%        n/a         n/a        -0.06%
                          (j)                             20.02%        n/a         n/a        -0.17%
                          (k)                             19.96%        n/a         n/a        -0.22%
                          (l)                             19.83%        n/a         n/a        -0.33%
                          (m)                             19.70%        n/a         n/a        -0.43%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             29.21%        n/a         n/a         8.79%
                          (b)                             29.01%        n/a         n/a         8.62%
                          (c)                             28.87%        n/a         n/a         8.50%
                          (d)                             28.73%        n/a         n/a         8.39%
                          (e)                             28.67%        n/a         n/a         8.33%
                          (f)                             28.53%        n/a         n/a         8.22%
                          (g)                             28.39%        n/a         n/a         8.11%
                          (h)                             28.33%        n/a         n/a         8.05%
                          (i)                             28.19%        n/a         n/a         7.94%
                          (j)                             28.06%        n/a         n/a         7.82%
                          (k)                             27.99%        n/a         n/a         7.77%
                          (l)                             27.85%        n/a         n/a         7.66%
                          (m)                             27.72%        n/a         n/a         7.54%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             28.22%        n/a         n/a        -13.18%
                          (b)                             28.02%        n/a         n/a        -13.32%
                          (c)                             27.88%        n/a         n/a        -13.42%
                          (d)                             27.75%        n/a         n/a        -13.51%
                          (e)                             27.68%        n/a         n/a        -13.56%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (f)                             27.54%        n/a         n/a        -13.65%
                          (g)                             27.41%        n/a         n/a        -13.75%
                          (h)                             27.34%        n/a         n/a        -13.80%
                          (i)                             27.21%        n/a         n/a        -13.89%
                          (j)                             27.07%        n/a         n/a        -13.99%
                          (k)                             27.00%        n/a         n/a        -14.03%
                          (l)                             26.87%        n/a         n/a        -14.13%
                          (m)                             26.74%        n/a         n/a        -14.22%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             18.07%        n/a         n/a        -2.77%
                          (b)                             17.88%        n/a         n/a        -2.93%
                          (c)                             17.76%        n/a         n/a        -3.03%
                          (d)                             17.63%        n/a         n/a        -3.14%
                          (e)                             17.57%        n/a         n/a        -3.19%
                          (f)                             17.44%        n/a         n/a        -3.29%
                          (g)                             17.32%        n/a         n/a        -3.40%
                          (h)                             17.26%        n/a         n/a        -3.45%
                          (i)                             17.13%        n/a         n/a        -3.55%
                          (j)                             17.01%        n/a         n/a        -3.65%
                          (k)                             16.95%        n/a         n/a        -3.71%
                          (l)                             16.82%        n/a         n/a        -3.81%
                          (m)                             16.70%        n/a         n/a        -3.91%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             16.30%        n/a         n/a        -1.76%
                          (b)                             16.11%        n/a         n/a        -1.91%
                          (c)                             15.99%        n/a         n/a        -2.02%
                          (d)                             15.87%        n/a         n/a        -2.12%
                          (e)                             15.81%        n/a         n/a        -2.18%
                          (f)                             15.68%        n/a         n/a        -2.28%
                          (g)                             15.56%        n/a         n/a        -2.39%
                          (h)                             15.50%        n/a         n/a        -2.44%
                          (i)                             15.38%        n/a         n/a        -2.54%
                          (j)                             15.25%        n/a         n/a        -2.65%
                          (k)                             15.19%        n/a         n/a        -2.70%
                          (l)                             15.07%        n/a         n/a        -2.80%
                          (m)                             14.95%        n/a         n/a        -2.91%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                              5.04%        n/a         n/a        -2.26%
                          (b)                              4.87%        n/a         n/a        -2.42%
                          (c)                              4.76%        n/a         n/a        -2.52%
                          (d)                              4.65%        n/a         n/a        -2.63%
                          (e)                              4.59%        n/a         n/a        -2.68%
                          (f)                              4.48%        n/a         n/a        -2.79%
                          (g)                              4.37%        n/a         n/a        -2.89%
                          (h)                              4.31%        n/a         n/a        -2.94%
                          (i)                              4.20%        n/a         n/a        -3.05%
                          (j)                              4.09%        n/a         n/a        -3.15%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (k)                              4.04%        n/a         n/a        -3.20%
                          (l)                              3.93%        n/a         n/a        -3.31%
                          (m)                              3.81%        n/a         n/a        -3.41%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             11.46%        n/a         n/a        -13.86%
                          (b)                             11.28%        n/a         n/a        -14.01%
                          (c)                             11.16%        n/a         n/a        -14.10%
                          (d)                             11.04%        n/a         n/a        -14.20%
                          (e)                             10.98%        n/a         n/a        -14.24%
                          (f)                             10.87%        n/a         n/a        -14.34%
                          (g)                             10.75%        n/a         n/a        -14.43%
                          (h)                             10.69%        n/a         n/a        -14.48%
                          (i)                             10.57%        n/a         n/a        -14.58%
                          (j)                             10.45%        n/a         n/a        -14.67%
                          (k)                             10.39%        n/a         n/a        -14.72%
                          (l)                             10.28%        n/a         n/a        -14.81%
                          (m)                             10.16%        n/a         n/a        -14.91%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             25.55%        n/a         n/a        -14.45%
                          (b)                             25.35%        n/a         n/a        -14.59%
                          (c)                             25.22%        n/a         n/a        -14.68%
                          (d)                             25.08%        n/a         n/a        -14.78%
                          (e)                             25.02%        n/a         n/a        -14.83%
                          (f)                             24.88%        n/a         n/a        -14.92%
                          (g)                             24.75%        n/a         n/a        -15.02%
                          (h)                             24.69%        n/a         n/a        -15.06%
                          (i)                             24.55%        n/a         n/a        -15.16%
                          (j)                             24.42%        n/a         n/a        -15.25%
                          (k)                             24.36%        n/a         n/a        -15.30%
                          (l)                             24.23%        n/a         n/a        -15.39%
                          (m)                             24.09%        n/a         n/a        -15.49%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             13.79%        n/a         n/a        -7.65%
                          (b)                             13.61%        n/a         n/a        -7.80%
                          (c)                             13.49%        n/a         n/a        -7.90%
                          (d)                             13.37%        n/a         n/a        -8.00%
                          (e)                             13.31%        n/a         n/a        -8.05%
                          (f)                             13.19%        n/a         n/a        -8.15%
                          (g)                             13.07%        n/a         n/a        -8.25%
                          (h)                             13.01%        n/a         n/a        -8.30%
                          (i)                             12.89%        n/a         n/a        -8.40%
                          (j)                             12.77%        n/a         n/a        -8.50%
                          (k)                             12.71%        n/a         n/a        -8.55%
                          (l)                             12.59%        n/a         n/a        -8.65%
                          (m)                             12.47%        n/a         n/a        -8.75%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             27.59%        n/a         n/a        -7.05%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             27.39%        n/a         n/a        -7.20%
                          (c)                             27.25%        n/a         n/a        -7.30%
                          (d)                             27.12%        n/a         n/a        -7.40%
                          (e)                             27.05%        n/a         n/a        -7.45%
                          (f)                             26.92%        n/a         n/a        -7.55%
                          (g)                             26.78%        n/a         n/a        -7.65%
                          (h)                             26.72%        n/a         n/a        -7.70%
                          (i)                             26.58%        n/a         n/a        -7.80%
                          (j)                             26.45%        n/a         n/a        -7.90%
                          (k)                             26.38%        n/a         n/a        -7.95%
                          (l)                             26.25%        n/a         n/a        -8.05%
                          (m)                             26.12%        n/a         n/a        -8.15%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             24.46%        n/a         n/a        -5.39%
                          (b)                             24.26%        n/a         n/a        -5.54%
                          (c)                             24.13%        n/a         n/a        -5.64%
                          (d)                             24.00%        n/a         n/a        -5.74%
                          (e)                             23.94%        n/a         n/a        -5.79%
                          (f)                             23.80%        n/a         n/a        -5.89%
                          (g)                             23.67%        n/a         n/a        -6.00%
                          (h)                             23.61%        n/a         n/a        -6.05%
                          (i)                             23.48%        n/a         n/a        -6.15%
                          (j)                             23.35%        n/a         n/a        -6.25%
                          (k)                             23.28%        n/a         n/a        -6.30%
                          (l)                             23.15%        n/a         n/a        -6.40%
                          (m)                             23.02%        n/a         n/a        -6.50%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             15.86%        n/a         n/a        -2.91%
                          (b)                             15.68%        n/a         n/a        -3.07%
                          (c)                             15.56%        n/a         n/a        -3.17%
                          (d)                             15.43%        n/a         n/a        -3.27%
                          (e)                             15.37%        n/a         n/a        -3.33%
                          (f)                             15.25%        n/a         n/a        -3.43%
                          (g)                             15.13%        n/a         n/a        -3.53%
                          (h)                             15.07%        n/a         n/a        -3.58%
                          (i)                             14.94%        n/a         n/a        -3.69%
                          (j)                             14.82%        n/a         n/a        -3.79%
                          (k)                             14.76%        n/a         n/a        -3.84%
                          (l)                             14.64%        n/a         n/a        -3.95%
                          (m)                             14.52%        n/a         n/a        -4.05%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             21.76%        n/a         n/a        -3.62%
                          (b)                             21.56%        n/a         n/a        -3.77%
                          (c)                             21.44%        n/a         n/a        -3.87%
                          (d)                             21.31%        n/a         n/a        -3.98%
                          (e)                             21.24%        n/a         n/a        -4.03%
                          (f)                             21.11%        n/a         n/a        -4.13%
                          (g)                             20.99%        n/a         n/a        -4.24%
                          (h)                             20.92%        n/a         n/a        -4.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             20.79%        n/a         n/a        -4.39%
                          (j)                             20.67%        n/a         n/a        -4.49%
                          (k)                             20.60%        n/a         n/a        -4.54%
                          (l)                             20.48%        n/a         n/a        -4.65%
                          (m)                             20.35%        n/a         n/a        -4.75%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             14.96%        n/a         n/a         4.93%
                          (b)                             14.78%        n/a         n/a         4.76%
                          (c)                             14.66%        n/a         n/a         4.65%
                          (d)                             14.54%        n/a         n/a         4.54%
                          (e)                             14.48%        n/a         n/a         4.48%
                          (f)                             14.36%        n/a         n/a         4.37%
                          (g)                             14.23%        n/a         n/a         4.26%
                          (h)                             14.17%        n/a         n/a         4.20%
                          (i)                             14.05%        n/a         n/a         4.09%
                          (j)                             13.93%        n/a         n/a         3.98%
                          (k)                             13.87%        n/a         n/a         3.93%
                          (l)                             13.75%        n/a         n/a         3.81%
                          (m)                             13.63%        n/a         n/a         3.70%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             36.38%        n/a         n/a        -3.73%
                          (b)                             36.17%        n/a         n/a        -3.88%
                          (c)                             36.03%        n/a         n/a        -3.98%
                          (d)                             35.88%        n/a         n/a        -4.09%
                          (e)                             35.81%        n/a         n/a        -4.14%
                          (f)                             35.67%        n/a         n/a        -4.24%
                          (g)                             35.52%        n/a         n/a        -4.35%
                          (h)                             35.45%        n/a         n/a        -4.40%
                          (i)                             35.31%        n/a         n/a        -4.50%
                          (j)                             35.17%        n/a         n/a        -4.60%
                          (k)                             35.10%        n/a         n/a        -4.65%
                          (l)                             34.96%        n/a         n/a        -4.76%
                          (m)                             34.81%        n/a         n/a        -4.86%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             18.50%        n/a         n/a        -2.90%
                          (b)                             18.31%        n/a         n/a        -3.06%
                          (c)                             18.18%        n/a         n/a        -3.16%
                          (d)                             18.06%        n/a         n/a        -3.27%
                          (e)                             18.00%        n/a         n/a        -3.32%
                          (f)                             17.87%        n/a         n/a        -3.42%
                          (g)                             17.75%        n/a         n/a        -3.53%
                          (h)                             17.68%        n/a         n/a        -3.58%
                          (i)                             17.56%        n/a         n/a        -3.68%
                          (j)                             17.44%        n/a         n/a        -3.79%
                          (k)                             17.37%        n/a         n/a        -3.84%
                          (l)                             17.25%        n/a         n/a        -3.94%
                          (m)                             17.12%        n/a         n/a        -4.04%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             19.63%        n/a         n/a        -2.76%
                          (b)                             19.44%        n/a         n/a        -2.91%
                          (c)                             19.31%        n/a         n/a        -3.02%
                          (d)                             19.19%        n/a         n/a        -3.12%
                          (e)                             19.12%        n/a         n/a        -3.17%
                          (f)                             19.00%        n/a         n/a        -3.28%
                          (g)                             18.87%        n/a         n/a        -3.38%
                          (h)                             18.81%        n/a         n/a        -3.43%
                          (i)                             18.68%        n/a         n/a        -3.54%
                          (j)                             18.56%        n/a         n/a        -3.64%
                          (k)                             18.49%        n/a         n/a        -3.69%
                          (l)                             18.37%        n/a         n/a        -3.80%
                          (m)                             18.24%        n/a         n/a        -3.90%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             23.48%        n/a         n/a        -4.77%
                          (b)                             23.28%        n/a         n/a        -4.92%
                          (c)                             23.15%        n/a         n/a        -5.03%
                          (d)                             23.02%        n/a         n/a        -5.13%
                          (e)                             22.96%        n/a         n/a        -5.18%
                          (f)                             22.83%        n/a         n/a        -5.28%
                          (g)                             22.70%        n/a         n/a        -5.38%
                          (h)                             22.63%        n/a         n/a        -5.44%
                          (i)                             22.50%        n/a         n/a        -5.54%
                          (j)                             22.37%        n/a         n/a        -5.64%
                          (k)                             22.31%        n/a         n/a        -5.69%
                          (l)                             22.18%        n/a         n/a        -5.79%
                          (m)                             22.05%        n/a         n/a        -5.89%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             23.52%        n/a         n/a         0.98%
                          (b)                             23.32%        n/a         n/a         0.82%
                          (c)                             23.19%        n/a         n/a         0.71%
                          (d)                             23.06%        n/a         n/a         0.60%
                          (e)                             23.00%        n/a         n/a         0.55%
                          (f)                             22.87%        n/a         n/a         0.44%
                          (g)                             22.74%        n/a         n/a         0.33%
                          (h)                             22.67%        n/a         n/a         0.28%
                          (i)                             22.54%        n/a         n/a         0.17%
                          (j)                             22.41%        n/a         n/a         0.07%
                          (k)                             22.35%        n/a         n/a         0.01%
                          (l)                             22.22%        n/a         n/a        -0.09%
                          (m)                             22.09%        n/a         n/a        -0.20%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             16.06%        n/a         n/a        -6.71%
                          (b)                             15.88%        n/a         n/a        -6.86%
                          (c)                             15.76%        n/a         n/a        -6.96%
                          (d)                             15.63%        n/a         n/a        -7.06%
                          (e)                             15.57%        n/a         n/a        -7.11%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (f)                             15.45%        n/a         n/a        -7.21%
                          (g)                             15.33%        n/a         n/a        -7.31%
                          (h)                             15.26%        n/a         n/a        -7.36%
                          (i)                             15.14%        n/a         n/a        -7.46%
                          (j)                             15.02%        n/a         n/a        -7.56%
                          (k)                             14.96%        n/a         n/a        -7.61%
                          (l)                             14.84%        n/a         n/a        -7.71%
                          (m)                             14.72%        n/a         n/a        -7.81%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             43.73%       6.30%        n/a        -4.82%
                          (b)                             43.51%       6.14%        n/a        -4.96%
                          (c)                             43.36%       6.03%        n/a        -5.06%
                          (d)                             43.21%       5.92%        n/a        -5.15%
                          (e)                             43.13%       5.87%        n/a        -5.20%
                          (f)                             42.98%       5.77%        n/a        -5.29%
                          (g)                             42.83%       5.66%        n/a        -5.39%
                          (h)                             42.75%       5.61%        n/a        -5.44%
                          (i)                             42.60%       5.50%        n/a        -5.53%
                          (j)                             42.45%       5.40%        n/a        -5.63%
                          (k)                             42.38%       5.34%        n/a        -5.67%
                          (l)                             42.23%       5.24%        n/a        -5.77%
                          (m)                             42.08%       5.13%        n/a        -5.86%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        15.30%
                          (b)                               n/a         n/a         n/a        15.12%
                          (c)                               n/a         n/a         n/a        15.00%
                          (d)                               n/a         n/a         n/a        14.89%
                          (e)                               n/a         n/a         n/a        14.83%
                          (f)                               n/a         n/a         n/a        14.71%
                          (g)                               n/a         n/a         n/a        14.59%
                          (h)                               n/a         n/a         n/a        14.53%
                          (i)                               n/a         n/a         n/a        14.42%
                          (j)                               n/a         n/a         n/a        14.30%
                          (k)                               n/a         n/a         n/a        14.24%
                          (l)                               n/a         n/a         n/a        14.12%
                          (m)                               n/a         n/a         n/a        14.01%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        12.04%
                          (b)                               n/a         n/a         n/a        11.87%
                          (c)                               n/a         n/a         n/a        11.75%
                          (d)                               n/a         n/a         n/a        11.64%
                          (e)                               n/a         n/a         n/a        11.58%
                          (f)                               n/a         n/a         n/a        11.46%
                          (g)                               n/a         n/a         n/a        11.35%
                          (h)                               n/a         n/a         n/a        11.29%
                          (i)                               n/a         n/a         n/a        11.18%
                          (j)                               n/a         n/a         n/a        11.07%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (k)                               n/a         n/a         n/a        11.01%
                          (l)                               n/a         n/a         n/a        10.89%
                          (m)                               n/a         n/a         n/a        10.78%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        14.00%
                          (b)                               n/a         n/a         n/a        13.83%
                          (c)                               n/a         n/a         n/a        13.71%
                          (d)                               n/a         n/a         n/a        13.59%
                          (e)                               n/a         n/a         n/a        13.53%
                          (f)                               n/a         n/a         n/a        13.42%
                          (g)                               n/a         n/a         n/a        13.30%
                          (h)                               n/a         n/a         n/a        13.24%
                          (i)                               n/a         n/a         n/a        13.13%
                          (j)                               n/a         n/a         n/a        13.01%
                          (k)                               n/a         n/a         n/a        12.95%
                          (l)                               n/a         n/a         n/a        12.84%
                          (m)                               n/a         n/a         n/a        12.72%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a        -1.33%
                          (b)                               n/a         n/a         n/a        -1.38%
                          (c)                               n/a         n/a         n/a        -1.41%
                          (d)                               n/a         n/a         n/a        -1.44%
                          (e)                               n/a         n/a         n/a        -1.45%
                          (f)                               n/a         n/a         n/a        -1.48%
                          (g)                               n/a         n/a         n/a        -1.51%
                          (h)                               n/a         n/a         n/a        -1.52%
                          (i)                               n/a         n/a         n/a        -1.55%
                          (j)                               n/a         n/a         n/a        -1.58%
                          (k)                               n/a         n/a         n/a        -1.59%
                          (l)                               n/a         n/a         n/a        -1.62%
                          (m)                               n/a         n/a         n/a        -1.65%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             11.71%       -1.16%      6.61%        8.17%
                          (b)                             11.53%       -1.31%      6.45%        8.01%
                          (c)                             11.41%       -1.41%      6.34%        7.90%
                          (d)                             11.30%       -1.50%      6.23%        7.79%
                          (e)                             11.24%       -1.55%      6.18%        7.74%
                          (f)                             11.12%       -1.65%      6.08%        7.63%
                          (g)                             11.00%       -1.75%      5.97%        7.53%
                          (h)                             10.94%       -1.80%      5.92%        7.47%
                          (i)                             10.82%       -1.90%      5.81%        7.36%
                          (j)                             10.71%       -2.00%      5.70%        7.26%
                          (k)                             10.65%       -2.04%      5.65%        7.20%
                          (l)                             10.53%       -2.14%      5.55%        7.10%
                          (m)                             10.41%       -2.24%      5.44%        6.99%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             13.00%       -4.77%       n/a        -1.09%
                          (b)                             12.82%       -4.91%       n/a        -1.23%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (c)                             12.70%       -5.00%       n/a        -1.33%
                          (d)                             12.58%       -5.10%       n/a        -1.43%
                          (e)                             12.53%       -5.15%       n/a        -1.48%
                          (f)                             12.41%       -5.24%       n/a        -1.58%
                          (g)                             12.29%       -5.34%       n/a        -1.68%
                          (h)                             12.23%       -5.38%       n/a        -1.73%
                          (i)                             12.11%       -5.48%       n/a        -1.82%
                          (j)                             11.99%       -5.57%       n/a        -1.92%
                          (k)                             11.93%       -5.62%       n/a        -1.97%
                          (l)                             11.81%       -5.71%       n/a        -2.07%
                          (m)                             11.69%       -5.81%       n/a        -2.17%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             16.47%       -8.53%      4.59%        6.61%
                          (b)                             16.29%       -8.66%      4.44%        6.45%
                          (c)                             16.16%       -8.76%      4.33%        6.34%
                          (d)                             16.04%       -8.85%      4.23%        6.24%
                          (e)                             15.98%       -8.89%      4.18%        6.18%
                          (f)                             15.86%       -8.98%      4.07%        6.08%
                          (g)                             15.74%       -9.07%      3.97%        5.97%
                          (h)                             15.68%       -9.12%      3.92%        5.92%
                          (i)                             15.55%       -9.21%      3.81%        5.81%
                          (j)                             15.43%       -9.30%      3.71%        5.71%
                          (k)                             15.37%       -9.35%      3.66%        5.65%
                          (l)                             15.25%       -9.44%      3.55%        5.55%
                          (m)                             15.13%       -9.53%      3.45%        5.44%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a         5.68%
                          (b)                               n/a         n/a         n/a         5.63%
                          (c)                               n/a         n/a         n/a         5.60%
                          (d)                               n/a         n/a         n/a         5.57%
                          (e)                               n/a         n/a         n/a         5.56%
                          (f)                               n/a         n/a         n/a         5.52%
                          (g)                               n/a         n/a         n/a         5.49%
                          (h)                               n/a         n/a         n/a         5.48%
                          (i)                               n/a         n/a         n/a         5.45%
                          (j)                               n/a         n/a         n/a         5.42%
                          (k)                               n/a         n/a         n/a         5.40%
                          (l)                               n/a         n/a         n/a         5.37%
                          (m)                               n/a         n/a         n/a         5.34%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             37.68%       4.01%       6.27%        7.82%
                          (b)                             37.46%       3.85%       6.11%        7.66%
                          (c)                             37.32%       3.75%       6.01%        7.55%
                          (d)                             37.18%       3.64%       5.90%        7.44%
                          (e)                             37.10%       3.59%       5.85%        7.39%
                          (f)                             36.96%       3.49%       5.74%        7.28%
                          (g)                             36.81%       3.38%       5.64%        7.18%
                          (h)                             36.74%       3.33%       5.59%        7.12%
                          (i)                             36.60%       3.23%       5.48%        7.01%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             36.45%       3.13%       5.37%        6.91%
                          (k)                             36.38%       3.07%       5.32%        6.85%
                          (l)                             36.24%       2.97%       5.22%        6.75%
                          (m)                             36.10%       2.87%       5.11%        6.64%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             45.13%       7.05%        n/a         5.03%
                          (b)                             44.90%       6.89%        n/a         4.87%
                          (c)                             44.75%       6.79%        n/a         4.76%
                          (d)                             44.60%       6.68%        n/a         4.66%
                          (e)                             44.52%       6.63%        n/a         4.61%
                          (f)                             44.37%       6.52%        n/a         4.50%
                          (g)                             44.22%       6.41%        n/a         4.40%
                          (h)                             44.14%       6.36%        n/a         4.35%
                          (i)                             43.99%       6.25%        n/a         4.24%
                          (j)                             43.84%       6.15%        n/a         4.14%
                          (k)                             43.76%       6.09%        n/a         4.09%
                          (l)                             43.61%       5.99%        n/a         3.98%
                          (m)                             43.46%       5.88%        n/a         3.88%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         2.90%
                          (b)                               n/a         n/a         n/a         2.85%
                          (c)                               n/a         n/a         n/a         2.82%
                          (d)                               n/a         n/a         n/a         2.79%
                          (e)                               n/a         n/a         n/a         2.78%
                          (f)                               n/a         n/a         n/a         2.75%
                          (g)                               n/a         n/a         n/a         2.72%
                          (h)                               n/a         n/a         n/a         2.70%
                          (i)                               n/a         n/a         n/a         2.67%
                          (j)                               n/a         n/a         n/a         2.64%
                          (k)                               n/a         n/a         n/a         2.63%
                          (l)                               n/a         n/a         n/a         2.60%
                          (m)                               n/a         n/a         n/a         2.57%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             40.05%       1.78%       5.77%        6.97%
                          (b)                             39.83%       1.63%       5.61%        6.81%
                          (c)                             39.68%       1.52%       5.50%        6.70%
                          (d)                             39.54%       1.42%       5.40%        6.60%
                          (e)                             39.46%       1.37%       5.35%        6.54%
                          (f)                             39.32%       1.27%       5.24%        6.44%
                          (g)                             39.17%       1.17%       5.14%        6.33%
                          (h)                             39.10%       1.12%       5.08%        6.28%
                          (i)                             38.95%       1.02%       4.98%        6.17%
                          (j)                             38.81%       0.92%       4.87%        6.07%
                          (k)                             38.73%       0.87%       4.82%        6.01%
                          (l)                             38.59%       0.77%       4.72%        5.91%
                          (m)                             38.44%       0.67%       4.61%        5.80%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             40.27%       9.74%        n/a         6.59%
                          (b)                             40.05%       9.58%        n/a         6.43%
                          (c)                             39.90%       9.47%        n/a         6.32%
                          (d)                             39.76%       9.36%        n/a         6.22%
                          (e)                             39.68%       9.30%        n/a         6.16%
                          (f)                             39.54%       9.19%        n/a         6.06%
                          (g)                             39.39%       9.08%        n/a         5.95%
                          (h)                             39.32%       9.03%        n/a         5.90%
                          (i)                             39.17%       8.92%        n/a         5.79%
                          (j)                             39.02%       8.81%        n/a         5.69%
                          (k)                             38.95%       8.76%        n/a         5.63%
                          (l)                             38.80%       8.65%        n/a         5.53%
                          (m)                             38.66%       8.54%        n/a         5.42%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             18.15%       -1.55%       n/a         7.70%
                          (b)                             17.96%       -1.69%       n/a         7.54%
                          (c)                             17.84%       -1.79%       n/a         7.43%
                          (d)                             17.72%       -1.89%       n/a         7.32%
                          (e)                             17.65%       -1.94%       n/a         7.27%
                          (f)                             17.53%       -2.04%       n/a         7.16%
                          (g)                             17.40%       -2.14%       n/a         7.05%
                          (h)                             17.34%       -2.18%       n/a         7.00%
                          (i)                             17.22%       -2.28%       n/a         6.89%
                          (j)                             17.09%       -2.38%       n/a         6.79%
                          (k)                             17.03%       -2.43%       n/a         6.73%
                          (l)                             16.91%       -2.53%       n/a         6.63%
                          (m)                             16.78%       -2.62%       n/a         6.52%

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. In addition, performance will be measured from the inception of the underlying fund. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the prospectus for the specified periods ended December 31, 2003, are shown in the tables below.

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                              4.05%       4.86%       4.99%        6.48%
                          (b)                              3.90%       4.70%       4.83%        6.32%
                          (c)                              3.79%       4.60%       4.73%        6.22%
                          (d)                              3.69%       4.49%       4.62%        6.11%
                          (e)                              3.64%       4.44%       4.57%        6.06%
                          (f)                              3.53%       4.34%       4.46%        5.95%
                          (g)                              3.43%       4.23%       4.36%        5.84%
                          (h)                              3.38%       4.18%       4.31%        5.79%
                          (i)                              3.28%       4.08%       4.20%        5.69%
                          (j)                              3.17%       3.97%       4.10%        5.58%
                          (k)                              3.12%       3.92%       4.05%        5.53%
                          (l)                              3.02%       3.82%       3.94%        5.42%
                          (m)                              2.91%       3.71%       3.84%        5.32%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             32.95%       7.42%        n/a         8.28%
                          (b)                             32.74%       7.26%        n/a         8.12%
                          (c)                             32.61%       7.16%        n/a         8.01%
                          (d)                             32.48%       7.05%        n/a         7.90%
                          (e)                             32.42%       7.00%        n/a         7.85%
                          (f)                             32.28%       6.89%        n/a         7.74%
                          (g)                             32.15%       6.78%        n/a         7.64%
                          (h)                             32.09%       6.73%        n/a         7.58%
                          (i)                             31.95%       6.62%        n/a         7.47%
                          (j)                             31.82%       6.51%        n/a         7.37%
                          (k)                             31.75%       6.46%        n/a         7.31%
                          (l)                             31.62%       6.35%        n/a         7.21%
                          (m)                             31.49%       6.25%        n/a         7.10%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             26.48%       -2.24%      9.13%        9.11%
                          (b)                             26.29%       -2.38%      8.96%        8.95%
                          (c)                             26.16%       -2.48%      8.85%        8.84%
                          (d)                             26.04%       -2.58%      8.74%        8.73%
                          (e)                             25.98%       -2.63%      8.69%        8.67%
                          (f)                             25.85%       -2.72%      8.58%        8.56%
                          (g)                             25.73%       -2.82%      8.47%        8.46%
                          (h)                             25.66%       -2.87%      8.42%        8.40%
                          (i)                             25.54%       -2.97%      8.31%        8.29%
                          (j)                             25.41%       -3.06%      8.20%        8.19%
                          (k)                             25.35%       -3.11%      8.15%        8.13%
                          (l)                             25.22%       -3.21%      8.04%        8.02%
                          (m)                             25.10%       -3.31%      7.93%        7.91%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -0.66%       1.95%       2.74%        3.45%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             -0.81%       1.80%       2.58%        3.29%
                          (c)                             -0.91%       1.70%       2.48%        3.19%
                          (d)                             -1.00%       1.60%       2.38%        3.09%
                          (e)                             -1.05%       1.55%       2.33%        3.04%
                          (f)                             -1.16%       1.44%       2.22%        2.93%
                          (g)                             -1.25%       1.34%       2.12%        2.83%
                          (h)                             -1.30%       1.29%       2.07%        2.78%
                          (i)                             -1.40%       1.19%       1.97%        2.68%
                          (j)                             -1.50%       1.09%       1.87%        2.57%
                          (k)                             -1.55%       1.04%       1.81%        2.52%
                          (l)                             -1.64%       0.94%       1.71%        2.42%
                          (m)                             -1.74%       0.84%       1.61%        2.32%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                              2.87%       5.94%       5.75%        6.86%
                          (b)                              2.72%       5.78%       5.60%        6.70%
                          (c)                              2.61%       5.67%       5.49%        6.59%
                          (d)                              2.51%       5.56%       5.38%        6.49%
                          (e)                              2.46%       5.51%       5.33%        6.43%
                          (f)                              2.36%       5.41%       5.23%        6.33%
                          (g)                              2.26%       5.30%       5.12%        6.22%
                          (h)                              2.20%       5.25%       5.07%        6.17%
                          (i)                              2.10%       5.14%       4.96%        6.06%
                          (j)                              2.00%       5.04%       4.86%        5.95%
                          (k)                              1.95%       4.99%       4.81%        5.90%
                          (l)                              1.85%       4.88%       4.70%        5.80%
                          (m)                              1.75%       4.78%       4.60%        5.69%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.48%       13.69%       n/a         8.67%
                          (b)                             40.27%       13.51%       n/a         8.51%
                          (c)                             40.13%       13.40%       n/a         8.40%
                          (d)                             39.98%       13.29%       n/a         8.29%
                          (e)                             39.92%       13.23%       n/a         8.24%
                          (f)                             39.78%       13.12%       n/a         8.13%
                          (g)                             39.64%       13.01%       n/a         8.02%
                          (h)                             39.57%       12.95%       n/a         7.97%
                          (i)                             39.43%       12.84%       n/a         7.86%
                          (j)                             39.29%       12.72%       n/a         7.75%
                          (k)                             39.22%       12.67%       n/a         7.70%
                          (l)                             39.08%       12.55%       n/a         7.59%
                          (m)                             38.94%       12.44%       n/a         7.48%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/98
                          (a)                             24.80%       -0.05%       n/a        -0.38%
                          (b)                             24.61%       -0.20%       n/a        -0.53%
                          (c)                             24.49%       -0.30%       n/a        -0.63%
                          (d)                             24.36%       -0.40%       n/a        -0.72%
                          (e)                             24.30%       -0.44%       n/a        -0.77%
                          (f)                             24.18%       -0.54%       n/a        -0.87%
                          (g)                             24.06%       -0.64%       n/a        -0.97%
                          (h)                             24.00%       -0.69%       n/a        -1.02%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             23.87%       -0.79%       n/a        -1.12%
                          (j)                             23.75%       -0.89%       n/a        -1.22%
                          (k)                             23.68%       -0.94%       n/a        -1.27%
                          (l)                             23.56%       -1.04%       n/a        -1.37%
                          (m)                             23.44%       -1.14%       n/a        -1.47%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/98
                          (a)                             14.73%       -1.94%       n/a         0.26%
                          (b)                             14.56%       -2.08%       n/a         0.11%
                          (c)                             14.44%       -2.18%       n/a         0.01%
                          (d)                             14.32%       -2.28%       n/a        -0.09%
                          (e)                             14.27%       -2.33%       n/a        -0.14%
                          (f)                             14.16%       -2.43%       n/a        -0.24%
                          (g)                             14.04%       -2.52%       n/a        -0.34%
                          (h)                             13.99%       -2.57%       n/a        -0.39%
                          (i)                             13.87%       -2.67%       n/a        -0.49%
                          (j)                             13.76%       -2.77%       n/a        -0.59%
                          (k)                             13.70%       -2.82%       n/a        -0.64%
                          (l)                             13.59%       -2.91%       n/a        -0.73%
                          (m)                             13.47%       -3.01%       n/a        -0.83%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                         12/29/99
SHARES
                          (a)                             35.63%        n/a         n/a        -16.23%
                          (b)                             35.42%        n/a         n/a        -16.36%
                          (c)                             35.29%        n/a         n/a        -16.44%
                          (d)                             35.15%        n/a         n/a        -16.53%
                          (e)                             35.09%        n/a         n/a        -16.57%
                          (f)                             34.95%        n/a         n/a        -16.65%
                          (g)                             34.82%        n/a         n/a        -16.74%
                          (h)                             34.75%        n/a         n/a        -16.78%
                          (i)                             34.62%        n/a         n/a        -16.86%
                          (j)                             34.48%        n/a         n/a        -16.94%
                          (k)                             34.41%        n/a         n/a        -16.99%
                          (l)                             34.28%        n/a         n/a        -17.07%
                          (m)                             34.15%        n/a         n/a        -17.15%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/5/93
                          (a)                             23.30%       -4.91%      6.72%        7.58%
                          (b)                             23.12%       -5.05%      6.56%        7.42%
                          (c)                             22.99%       -5.15%      6.45%        7.31%
                          (d)                             22.87%       -5.24%      6.35%        7.20%
                          (e)                             22.81%       -5.29%      6.29%        7.15%
                          (f)                             22.69%       -5.38%      6.19%        7.04%
                          (g)                             22.57%       -5.48%      6.08%        6.94%
                          (h)                             22.51%       -5.53%      6.03%        6.88%
                          (i)                             22.38%       -5.62%      5.92%        6.78%
                          (j)                             22.26%       -5.72%      5.81%        6.67%
                          (k)                             22.20%       -5.76%      5.76%        6.62%
                          (l)                             22.08%       -5.86%      5.66%        6.51%
                          (m)                             21.95%       -5.95%      5.55%        6.40%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                       10/30/97
SHARES

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (a)                             27.61%       -1.31%       n/a         3.79%
                          (b)                             27.42%       -1.46%       n/a         3.63%
                          (c)                             27.29%       -1.56%       n/a         3.53%
                          (d)                             27.16%       -1.66%       n/a         3.42%
                          (e)                             27.10%       -1.71%       n/a         3.37%
                          (f)                             26.98%       -1.81%       n/a         3.27%
                          (g)                             26.85%       -1.91%       n/a         3.16%
                          (h)                             26.79%       -1.95%       n/a         3.11%
                          (i)                             26.66%       -2.05%       n/a         3.01%
                          (j)                             26.53%       -2.15%       n/a         2.91%
                          (k)                             26.47%       -2.20%       n/a         2.86%
                          (l)                             26.34%       -2.30%       n/a         2.75%
                          (m)                             26.22%       -2.40%       n/a         2.65%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/01
                          (a)                             23.27%        n/a         n/a        -4.46%
                          (b)                             23.08%        n/a         n/a        -4.61%
                          (c)                             22.96%        n/a         n/a        -4.70%
                          (d)                             22.83%        n/a         n/a        -4.80%
                          (e)                             22.78%        n/a         n/a        -4.84%
                          (f)                             22.66%        n/a         n/a        -4.94%
                          (g)                             22.53%        n/a         n/a        -5.03%
                          (h)                             22.47%        n/a         n/a        -5.08%
                          (i)                             22.35%        n/a         n/a        -5.18%
                          (j)                             22.23%        n/a         n/a        -5.27%
                          (k)                             22.16%        n/a         n/a        -5.32%
                          (l)                             22.04%        n/a         n/a        -5.41%
                          (m)                             21.92%        n/a         n/a        -5.51%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/96
                          (a)                             27.24%       6.81%        n/a         9.36%
                          (b)                             27.05%       6.65%        n/a         9.19%
                          (c)                             26.92%       6.55%        n/a         9.09%
                          (d)                             26.79%       6.44%        n/a         8.98%
                          (e)                             26.73%       6.39%        n/a         8.92%
                          (f)                             26.60%       6.28%        n/a         8.81%
                          (g)                             26.48%       6.17%        n/a         8.70%
                          (h)                             26.41%       6.12%        n/a         8.65%
                          (i)                             26.29%       6.02%        n/a         8.54%
                          (j)                             26.16%       5.91%        n/a         8.43%
                          (k)                             26.10%       5.86%        n/a         8.38%
                          (l)                             25.97%       5.75%        n/a         8.27%
                          (m)                             25.85%       5.64%        n/a         8.16%
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE CLASS 2                                                        1/3/95
                          (a)                             26.63%       1.97%        n/a        12.42%
                          (b)                             26.44%       1.81%        n/a        12.25%
                          (c)                             26.31%       1.71%        n/a        12.13%
                          (d)                             26.18%       1.61%        n/a        12.02%
                          (e)                             26.12%       1.56%        n/a        11.97%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (f)                             26.00%       1.46%        n/a        11.86%
                          (g)                             25.87%       1.36%        n/a        11.74%
                          (h)                             25.81%       1.31%        n/a        11.69%
                          (i)                             25.68%       1.20%        n/a        11.58%
                          (j)                             25.56%       1.10%        n/a        11.46%
                          (k)                             25.50%       1.05%        n/a        11.41%
                          (l)                             25.37%       0.95%        n/a        11.30%
                          (m)                             25.24%       0.85%        n/a        11.19%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                     10/9/86
                          (a)                             28.44%       1.96%       9.35%        9.67%
                          (b)                             28.25%       1.81%       9.19%        9.51%
                          (c)                             28.12%       1.71%       9.08%        9.40%
                          (d)                             27.99%       1.61%       8.97%        9.29%
                          (e)                             27.93%       1.56%       8.92%        9.24%
                          (f)                             27.80%       1.45%       8.81%        9.13%
                          (g)                             27.67%       1.35%       8.70%        9.02%
                          (h)                             27.61%       1.30%       8.64%        8.96%
                          (i)                             27.48%       1.20%       8.54%        8.85%
                          (j)                             27.35%       1.10%       8.43%        8.74%
                          (k)                             27.29%       1.05%       8.37%        8.69%
                          (l)                             27.16%       0.95%       8.26%        8.58%
                          (m)                             27.04%       0.85%       8.16%        8.47%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                          12/28/98
                          (a)                             36.57%      17.50%        n/a        18.19%
                          (b)                             36.36%      17.33%        n/a        18.01%
                          (c)                             36.22%      17.21%        n/a        17.89%
                          (d)                             36.08%      17.09%        n/a        17.78%
                          (e)                             36.02%      17.04%        n/a        17.72%
                          (f)                             35.89%      16.92%        n/a        17.60%
                          (g)                             35.75%      16.80%        n/a        17.48%
                          (h)                             35.68%      16.74%        n/a        17.42%
                          (i)                             35.55%      16.63%        n/a        17.31%
                          (j)                             35.41%      16.51%        n/a        17.19%
                          (k)                             35.34%      16.45%        n/a        17.13%
                          (l)                             35.21%      16.33%        n/a        17.01%
                          (m)                             35.07%      16.22%        n/a        16.90%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                         11/1/95
                          (a)                             35.57%       5.46%        n/a         8.36%
                          (b)                             35.37%       5.30%        n/a         8.19%
                          (c)                             35.23%       5.20%        n/a         8.08%
                          (d)                             35.09%       5.09%        n/a         7.98%
                          (e)                             35.03%       5.04%        n/a         7.92%
                          (f)                             34.90%       4.93%        n/a         7.81%
                          (g)                             34.76%       4.83%        n/a         7.71%
                          (h)                             34.70%       4.78%        n/a         7.65%
                          (i)                             34.56%       4.67%        n/a         7.54%
                          (j)                             34.43%       4.57%        n/a         7.44%
                          (k)                             34.36%       4.51%        n/a         7.38%
                          (l)                             34.22%       4.41%        n/a         7.28%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (m)                             34.09%       4.31%        n/a         7.17%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                         5/1/96
FUND - CLASS 2
                          (a)                             25.39%       2.34%        n/a         7.62%
                          (b)                             25.20%       2.19%        n/a         7.46%
                          (c)                             25.08%       2.09%        n/a         7.35%
                          (d)                             24.95%       1.99%        n/a         7.24%
                          (e)                             24.89%       1.94%        n/a         7.19%
                          (f)                             24.77%       1.83%        n/a         7.08%
                          (g)                             24.64%       1.73%        n/a         6.97%
                          (h)                             24.58%       1.68%        n/a         6.92%
                          (i)                             24.46%       1.58%        n/a         6.81%
                          (j)                             24.33%       1.48%        n/a         6.71%
                          (k)                             24.27%       1.43%        n/a         6.65%
                          (l)                             24.15%       1.33%        n/a         6.55%
                          (m)                             24.02%       1.22%        n/a         6.44%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                   11/8/96
                          (a)                             23.62%       7.38%        n/a         7.67%
                          (b)                             23.43%       7.22%        n/a         7.51%
                          (c)                             23.31%       7.11%        n/a         7.40%
                          (d)                             23.18%       7.01%        n/a         7.29%
                          (e)                             23.13%       6.95%        n/a         7.24%
                          (f)                             23.00%       6.85%        n/a         7.13%
                          (g)                             22.88%       6.74%        n/a         7.02%
                          (h)                             22.82%       6.69%        n/a         6.97%
                          (i)                             22.69%       6.58%        n/a         6.86%
                          (j)                             22.57%       6.47%        n/a         6.76%
                          (k)                             22.51%       6.42%        n/a         6.70%
                          (l)                             22.39%       6.31%        n/a         6.60%
                          (m)                             22.26%       6.21%        n/a         6.49%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                                                                   9/13/93
SERVICE SHARES
                          (a)                             12.33%       3.34%      10.34%       10.65%
                          (b)                             12.16%       3.19%      10.17%       10.49%
                          (c)                             12.04%       3.08%      10.06%       10.38%
                          (d)                             11.93%       2.98%       9.95%       10.27%
                          (e)                             11.88%       2.93%       9.89%       10.21%
                          (f)                             11.77%       2.83%       9.78%       10.10%
                          (g)                             11.65%       2.72%       9.67%        9.99%
                          (h)                             11.60%       2.67%       9.62%        9.94%
                          (i)                             11.49%       2.57%       9.51%        9.83%
                          (j)                             11.38%       2.47%       9.40%        9.72%
                          (k)                             11.32%       2.42%       9.35%        9.66%
                          (l)                             11.21%       2.31%       9.24%        9.55%
                          (m)                             11.10%       2.21%       9.13%        9.44%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                        5/1/97
SERVICE SHARES
                          (a)                             18.76%      -0.05%        n/a        10.60%
                          (b)                             18.58%      -0.20%        n/a        10.43%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (c)                             18.46%      -0.30%        n/a        10.32%
                          (d)                             18.34%      -0.40%        n/a        10.21%
                          (e)                             18.29%      -0.45%        n/a        10.16%
                          (f)                             18.17%      -0.55%        n/a        10.05%
                          (g)                             18.05%      -0.65%        n/a         9.94%
                          (h)                             17.99%      -0.70%        n/a         9.88%
                          (i)                             17.87%      -0.80%        n/a         9.77%
                          (j)                             17.76%      -0.90%        n/a         9.66%
                          (k)                             17.70%      -0.95%        n/a         9.61%
                          (l)                             17.58%      -1.05%        n/a         9.50%
                          (m)                             17.46%      -1.15%        n/a         9.39%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                        5/2/94
SERVICE SHARES
                          (a)                             32.89%       1.58%        n/a         9.24%
                          (b)                             32.69%       1.43%        n/a         9.07%
                          (c)                             32.56%       1.33%        n/a         8.96%
                          (d)                             32.42%       1.23%        n/a         8.85%
                          (e)                             32.36%       1.18%        n/a         8.80%
                          (f)                             32.23%       1.08%        n/a         8.69%
                          (g)                             32.10%       0.97%        n/a         8.58%
                          (h)                             32.03%       0.92%        n/a         8.53%
                          (i)                             31.90%       0.82%        n/a         8.42%
                          (j)                             31.77%       0.72%        n/a         8.31%
                          (k)                             31.70%       0.67%        n/a         8.26%
                          (l)                             31.57%       0.57%        n/a         8.15%
                          (m)                             31.44%       0.47%        n/a         8.04%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                         5/3/99
                          (a)                             21.11%        n/a         n/a        -4.06%
                          (b)                             20.92%        n/a         n/a        -4.20%
                          (c)                             20.80%        n/a         n/a        -4.30%
                          (d)                             20.68%        n/a         n/a        -4.39%
                          (e)                             20.62%        n/a         n/a        -4.44%
                          (f)                             20.50%        n/a         n/a        -4.54%
                          (g)                             20.38%        n/a         n/a        -4.63%
                          (h)                             20.32%        n/a         n/a        -4.68%
                          (i)                             20.20%        n/a         n/a        -4.78%
                          (j)                             20.08%        n/a         n/a        -4.87%
                          (k)                             20.02%        n/a         n/a        -4.92%
                          (l)                             19.90%        n/a         n/a        -5.01%
                          (m)                             19.78%        n/a         n/a        -5.11%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                 5/1/00
                          (a)                             34.94%        n/a         n/a       -13.36%
                          (b)                             34.74%        n/a         n/a       -13.49%
                          (c)                             34.60%        n/a         n/a       -13.58%
                          (d)                             34.46%        n/a         n/a       -13.67%
                          (e)                             34.40%        n/a         n/a       -13.71%
                          (f)                             34.27%        n/a         n/a       -13.80%
                          (g)                             34.14%        n/a         n/a       -13.88%
                          (h)                             34.07%        n/a         n/a       -13.92%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             33.93%        n/a         n/a       -14.01%
                          (j)                             33.80%        n/a         n/a       -14.10%
                          (k)                             33.73%        n/a         n/a       -14.14%
                          (l)                             33.60%        n/a         n/a       -14.23%
                          (m)                             33.47%        n/a         n/a       -14.31%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                  5/1/98
                          (a)                             31.80%       6.58%        n/a         6.03%
                          (b)                             31.60%       6.42%        n/a         5.87%
                          (c)                             31.47%       6.31%        n/a         5.77%
                          (d)                             31.34%       6.21%        n/a         5.66%
                          (e)                             31.28%       6.16%        n/a         5.61%
                          (f)                             31.15%       6.05%        n/a         5.50%
                          (g)                             31.02%       5.94%        n/a         5.40%
                          (h)                             30.95%       5.89%        n/a         5.35%
                          (i)                             30.82%       5.78%        n/a         5.24%
                          (j)                             30.69%       5.68%        n/a         5.14%
                          (k)                             30.62%       5.63%        n/a         5.08%
                          (l)                             30.49%       5.52%        n/a         4.98%
                          (m)                             30.36%       5.41%        n/a         4.87%
MFS VALUE SERIES - SERVICE SHARES                                                                          1/2/02
                          (a)                             23.18%        n/a         n/a         2.41%
                          (b)                             22.99%        n/a         n/a         2.25%
                          (c)                             22.87%        n/a         n/a         2.15%
                          (d)                             22.75%        n/a         n/a         2.05%
                          (e)                             22.69%        n/a         n/a         2.00%
                          (f)                             22.57%        n/a         n/a         1.90%
                          (g)                             22.45%        n/a         n/a         1.80%
                          (h)                             22.38%        n/a         n/a         1.75%
                          (i)                             22.26%        n/a         n/a         1.64%
                          (j)                             22.14%        n/a         n/a         1.54%
                          (k)                             22.08%        n/a         n/a         1.49%
                          (l)                             21.96%        n/a         n/a         1.39%
                          (m)                             21.83%        n/a         n/a         1.29%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                        9/18/01
SHARES
                          (a)                             29.09%        n/a         n/a         3.00%
                          (b)                             28.90%        n/a         n/a         2.84%
                          (c)                             28.77%        n/a         n/a         2.74%
                          (d)                             28.64%        n/a         n/a         2.64%
                          (e)                             28.58%        n/a         n/a         2.59%
                          (f)                             28.45%        n/a         n/a         2.48%
                          (g)                             28.32%        n/a         n/a         2.38%
                          (h)                             28.26%        n/a         n/a         2.33%
                          (i)                             28.13%        n/a         n/a         2.23%
                          (j)                             28.00%        n/a         n/a         2.13%
                          (k)                             27.94%        n/a         n/a         2.07%
                          (l)                             27.81%        n/a         n/a         1.97%
                          (m)                             27.68%        n/a         n/a         1.87%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                          9/18/01

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             22.28%        n/a         n/a         7.94%
                          (b)                             22.09%        n/a         n/a         7.77%
                          (c)                             21.97%        n/a         n/a         7.66%
                          (d)                             21.85%        n/a         n/a         7.56%
                          (e)                             21.79%        n/a         n/a         7.50%
                          (f)                             21.67%        n/a         n/a         7.40%
                          (g)                             21.55%        n/a         n/a         7.29%
                          (h)                             21.49%        n/a         n/a         7.24%
                          (i)                             21.37%        n/a         n/a         7.13%
                          (j)                             21.24%        n/a         n/a         7.02%
                          (k)                             21.18%        n/a         n/a         6.97%
                          (l)                             21.06%        n/a         n/a         6.86%
                          (m)                             20.94%        n/a         n/a         6.75%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                           3/19/01
SHARES
                          (a)                             43.76%        n/a         n/a        -2.22%
                          (b)                             43.54%        n/a         n/a        -2.37%
                          (c)                             43.40%        n/a         n/a        -2.47%
                          (d)                             43.25%        n/a         n/a        -2.57%
                          (e)                             43.19%        n/a         n/a        -2.61%
                          (f)                             43.05%        n/a         n/a        -2.71%
                          (g)                             42.90%        n/a         n/a        -2.81%
                          (h)                             42.83%        n/a         n/a        -2.86%
                          (i)                             42.69%        n/a         n/a        -2.95%
                          (j)                             42.55%        n/a         n/a        -3.05%
                          (k)                             42.47%        n/a         n/a        -3.10%
                          (l)                             42.33%        n/a         n/a        -3.20%
                          (m)                             42.19%        n/a         n/a        -3.29%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                         2/1/88
                          (a)                             25.82%      -0.13%       8.31%        9.97%
                          (b)                             25.63%      -0.28%       8.15%        9.80%
                          (c)                             25.51%      -0.38%       8.04%        9.69%
                          (d)                             25.38%      -0.48%       7.93%        9.58%
                          (e)                             25.32%      -0.52%       7.88%        9.53%
                          (f)                             25.20%      -0.62%       7.77%        9.42%
                          (g)                             25.07%      -0.72%       7.66%        9.31%
                          (h)                             25.01%      -0.77%       7.61%        9.25%
                          (i)                             24.88%      -0.87%       7.50%        9.14%
                          (j)                             24.76%      -0.97%       7.40%        9.03%
                          (k)                             24.70%      -1.02%       7.34%        8.98%
                          (l)                             24.57%      -1.12%       7.23%        8.87%
                          (m)                             24.45%      -1.22%       7.13%        8.76%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                      1/2/97
                          (a)                             26.96%       2.70%        n/a         6.28%
                          (b)                             26.77%       2.54%        n/a         6.12%
                          (c)                             26.64%       2.44%        n/a         6.01%
                          (d)                             26.51%       2.34%        n/a         5.90%
                          (e)                             26.45%       2.29%        n/a         5.85%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (f)                             26.33%       2.18%        n/a         5.74%
                          (g)                             26.20%       2.08%        n/a         5.64%
                          (h)                             26.14%       2.03%        n/a         5.59%
                          (i)                             26.01%       1.93%        n/a         5.48%
                          (j)                             25.88%       1.83%        n/a         5.38%
                          (k)                             25.82%       1.77%        n/a         5.32%
                          (l)                             25.69%       1.67%        n/a         5.22%
                          (m)                             25.57%       1.57%        n/a         5.11%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                         5/2/94
                          (a)                             30.82%      -5.50%        n/a         6.69%
                          (b)                             30.62%      -5.64%        n/a         6.53%
                          (c)                             30.49%      -5.74%        n/a         6.43%
                          (d)                             30.36%      -5.83%        n/a         6.32%
                          (e)                             30.30%      -5.88%        n/a         6.27%
                          (f)                             30.17%      -5.97%        n/a         6.16%
                          (g)                             30.04%      -6.07%        n/a         6.05%
                          (h)                             29.97%      -6.11%        n/a         6.00%
                          (i)                             29.84%      -6.21%        n/a         5.90%
                          (j)                             29.71%      -6.30%        n/a         5.79%
                          (k)                             29.65%      -6.35%        n/a         5.74%
                          (l)                             29.52%      -6.44%        n/a         5.63%
                          (m)                             29.39%      -6.54%        n/a         5.53%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                 1/2/97
                          (a)                             30.86%       5.90%        n/a         7.13%
                          (b)                             30.66%       5.74%        n/a         6.96%
                          (c)                             30.53%       5.63%        n/a         6.86%
                          (d)                             30.40%       5.52%        n/a         6.75%
                          (e)                             30.34%       5.47%        n/a         6.70%
                          (f)                             30.21%       5.37%        n/a         6.59%
                          (g)                             30.08%       5.26%        n/a         6.48%
                          (h)                             30.01%       5.21%        n/a         6.43%
                          (i)                             29.88%       5.10%        n/a         6.32%
                          (j)                             29.75%       5.00%        n/a         6.22%
                          (k)                             29.69%       4.95%        n/a         6.17%
                          (l)                             29.56%       4.84%        n/a         6.06%
                          (m)                             29.43%       4.74%        n/a         5.95%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                   2/1/88
                          (a)                             23.38%      -2.48%       7.59%       10.49%
                          (b)                             23.20%      -2.62%       7.43%       10.33%
                          (c)                             23.07%      -2.72%       7.32%       10.22%
                          (d)                             22.95%      -2.82%       7.22%       10.11%
                          (e)                             22.89%      -2.87%       7.16%       10.05%
                          (f)                             22.77%      -2.96%       7.06%        9.94%
                          (g)                             22.65%      -3.06%       6.95%        9.83%
                          (h)                             22.58%      -3.11%       6.90%        9.78%
                          (i)                             22.46%      -3.21%       6.79%        9.67%
                          (j)                             22.34%      -3.30%       6.68%        9.56%
                          (k)                             22.28%      -3.35%       6.63%        9.50%
                          (l)                             22.15%      -3.45%       6.52%        9.39%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (m)                             22.03%      -3.54%       6.42%        9.28%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND -                                                             3/4/96
CLASS 2
                          (a)                             51.13%       6.57%        n/a        -4.49%
                          (b)                             50.91%       6.41%        n/a        -4.63%
                          (c)                             50.75%       6.30%        n/a        -4.73%
                          (d)                             50.60%       6.19%        n/a        -4.83%
                          (e)                             50.53%       6.14%        n/a        -4.87%
                          (f)                             50.38%       6.03%        n/a        -4.97%
                          (g)                             50.23%       5.93%        n/a        -5.06%
                          (h)                             50.16%       5.87%        n/a        -5.11%
                          (i)                             50.00%       5.77%        n/a        -5.20%
                          (j)                             49.85%       5.66%        n/a        -5.30%
                          (k)                             49.78%       5.61%        n/a        -5.35%
                          (l)                             49.63%       5.50%        n/a        -5.44%
                          (m)                             49.48%       5.40%        n/a        -5.54%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                      9/18/00
CLASS II SHARES
                          (a)                             29.17%        n/a         n/a         4.37%
                          (b)                             28.98%        n/a         n/a         4.21%
                          (c)                             28.85%        n/a         n/a         4.11%
                          (d)                             28.71%        n/a         n/a         4.00%
                          (e)                             28.66%        n/a         n/a         3.95%
                          (f)                             28.53%        n/a         n/a         3.85%
                          (g)                             28.40%        n/a         n/a         3.74%
                          (h)                             28.34%        n/a         n/a         3.69%
                          (i)                             28.21%        n/a         n/a         3.59%
                          (j)                             28.08%        n/a         n/a         3.48%
                          (k)                             28.02%        n/a         n/a         3.43%
                          (l)                             27.89%        n/a         n/a         3.33%
                          (m)                             27.76%        n/a         n/a         3.22%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                          9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                             25.48%        n/a         n/a       -22.38%
                          (b)                             25.29%        n/a         n/a       -22.50%
                          (c)                             25.17%        n/a         n/a       -22.58%
                          (d)                             25.04%        n/a         n/a       -22.65%
                          (e)                             24.98%        n/a         n/a       -22.69%
                          (f)                             24.86%        n/a         n/a       -22.77%
                          (g)                             24.73%        n/a         n/a       -22.85%
                          (h)                             24.67%        n/a         n/a       -22.88%
                          (i)                             24.54%        n/a         n/a       -22.96%
                          (j)                             24.42%        n/a         n/a       -23.04%
                          (k)                             24.36%        n/a         n/a       -23.08%
                          (l)                             24.23%        n/a         n/a       -23.15%
                          (m)                             24.11%        n/a         n/a       -23.23%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                        9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             26.12%        n/a         n/a         0.93%
                          (b)                             25.93%        n/a         n/a         0.78%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (c)                             25.80%        n/a         n/a         0.68%
                          (d)                             25.67%        n/a         n/a         0.57%
                          (e)                             25.61%        n/a         n/a         0.53%
                          (f)                             25.49%        n/a         n/a         0.43%
                          (g)                             25.36%        n/a         n/a         0.32%
                          (h)                             25.30%        n/a         n/a         0.27%
                          (i)                             25.18%        n/a         n/a         0.17%
                          (j)                             25.05%        n/a         n/a         0.07%
                          (k)                             24.99%        n/a         n/a         0.02%
                          (l)                             24.86%        n/a         n/a        -0.08%
                          (m)                             24.74%        n/a         n/a        -0.18%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          5/1/95
                          (a)                             11.06%       9.21%        n/a         8.93%
                          (b)                             10.89%       9.04%        n/a         8.76%
                          (c)                             10.78%       8.93%        n/a         8.65%
                          (d)                             10.67%       8.83%        n/a         8.54%
                          (e)                             10.62%       8.77%        n/a         8.49%
                          (f)                             10.51%       8.66%        n/a         8.38%
                          (g)                             10.40%       8.55%        n/a         8.27%
                          (h)                             10.34%       8.50%        n/a         8.22%
                          (i)                             10.23%       8.39%        n/a         8.11%
                          (j)                             10.12%       8.28%        n/a         8.00%
                          (k)                             10.06%       8.23%        n/a         7.95%
                          (l)                              9.95%       8.12%        n/a         7.84%
                          (m)                              9.84%       8.01%        n/a         7.73%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                               12/3/85
                          (a)                             19.02%      -0.91%       6.88%        8.45%
                          (b)                             18.84%      -1.06%       6.72%        8.29%
                          (c)                             18.72%      -1.16%       6.61%        8.18%
                          (d)                             18.60%      -1.26%       6.50%        8.07%
                          (e)                             18.54%      -1.31%       6.45%        8.02%
                          (f)                             18.42%      -1.41%       6.34%        7.91%
                          (g)                             18.31%      -1.50%       6.24%        7.80%
                          (h)                             18.25%      -1.55%       6.18%        7.74%
                          (i)                             18.13%      -1.65%       6.08%        7.64%
                          (j)                             18.01%      -1.75%       5.97%        7.53%
                          (k)                             17.95%      -1.80%       5.92%        7.48%
                          (l)                             17.83%      -1.90%       5.81%        7.37%
                          (m)                             17.71%      -2.00%       5.71%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                           10/15/97
                          (a)                             20.31%      -4.53%        n/a        -0.84%
                          (b)                             20.13%      -4.67%        n/a        -0.99%
                          (c)                             20.01%      -4.77%        n/a        -1.09%
                          (d)                             19.89%      -4.86%        n/a        -1.19%
                          (e)                             19.83%      -4.91%        n/a        -1.23%
                          (f)                             19.71%      -5.01%        n/a        -1.33%
                          (g)                             19.59%      -5.10%        n/a        -1.43%
                          (h)                             19.53%      -5.15%        n/a        -1.48%
                          (i)                             19.42%      -5.24%        n/a        -1.58%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (j)                             19.30%      -5.34%        n/a        -1.68%
                          (k)                             19.24%      -5.39%        n/a        -1.73%
                          (l)                             19.12%      -5.48%        n/a        -1.83%
                          (m)                             19.00%      -5.58%        n/a        -1.92%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                 12/3/85
                          (a)                             23.80%      -8.30%       4.86%        6.88%
                          (b)                             23.61%      -8.44%       4.70%        6.72%
                          (c)                             23.49%      -8.53%       4.60%        6.61%
                          (d)                             23.36%      -8.62%       4.49%        6.51%
                          (e)                             23.30%      -8.67%       4.44%        6.45%
                          (f)                             23.18%      -8.76%       4.33%        6.35%
                          (g)                             23.05%      -8.85%       4.23%        6.24%
                          (h)                             22.99%      -8.90%       4.18%        6.19%
                          (i)                             22.87%      -8.99%       4.07%        6.08%
                          (j)                             22.75%      -9.08%       3.97%        5.97%
                          (k)                             22.69%      -9.12%       3.92%        5.92%
                          (l)                             22.57%      -9.21%       3.81%        5.82%
                          (m)                             22.44%      -9.30%       3.71%        5.71%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           5/3/94
                          (a)                             24.44%      -0.02%        n/a         7.03%
                          (b)                             24.25%      -0.17%        n/a         6.87%
                          (c)                             24.13%      -0.27%        n/a         6.77%
                          (d)                             24.00%      -0.37%        n/a         6.66%
                          (e)                             23.94%      -0.42%        n/a         6.61%
                          (f)                             23.82%      -0.52%        n/a         6.50%
                          (g)                             23.69%      -0.62%        n/a         6.39%
                          (h)                             23.63%      -0.67%        n/a         6.34%
                          (i)                             23.51%      -0.77%        n/a         6.23%
                          (j)                             23.38%      -0.86%        n/a         6.13%
                          (k)                             23.32%      -0.91%        n/a         6.08%
                          (l)                             23.20%      -1.01%        n/a         5.97%
                          (m)                             23.08%      -1.11%        n/a         5.86%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                        5/1/92
                          (a)                             45.06%       4.27%       6.54%        8.09%
                          (b)                             44.84%       4.11%       6.38%        7.93%
                          (c)                             44.70%       4.01%       6.28%        7.82%
                          (d)                             44.55%       3.90%       6.17%        7.72%
                          (e)                             44.48%       3.85%       6.12%        7.66%
                          (f)                             44.34%       3.75%       6.01%        7.56%
                          (g)                             44.20%       3.64%       5.91%        7.45%
                          (h)                             44.13%       3.59%       5.85%        7.39%
                          (i)                             43.98%       3.49%       5.75%        7.29%
                          (j)                             43.84%       3.39%       5.64%        7.18%
                          (k)                             43.76%       3.33%       5.59%        7.13%
                          (l)                             43.62%       3.23%       5.48%        7.02%
                          (m)                             43.48%       3.13%       5.38%        6.91%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                       10/1/97
                          (a)                             52.53%       7.32%        n/a         5.29%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (b)                             52.30%       7.16%        n/a         5.13%
                          (c)                             52.15%       7.06%        n/a         5.03%
                          (d)                             51.99%       6.95%        n/a         4.92%
                          (e)                             51.93%       6.90%        n/a         4.87%
                          (f)                             51.78%       6.79%        n/a         4.77%
                          (g)                             51.62%       6.68%        n/a         4.66%
                          (h)                             51.55%       6.63%        n/a         4.61%
                          (i)                             51.39%       6.52%        n/a         4.51%
                          (j)                             51.24%       6.42%        n/a         4.40%
                          (k)                             51.17%       6.36%        n/a         4.35%
                          (l)                             51.02%       6.26%        n/a         4.24%
                          (m)                             50.87%       6.15%        n/a         4.14%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            4/4/97
PORTFOLIO
                          (a)                             29.98%      13.48%        n/a        18.78%
                          (b)                             29.78%      13.30%        n/a        18.61%
                          (c)                             29.65%      13.19%        n/a        18.49%
                          (d)                             29.53%      13.08%        n/a        18.37%
                          (e)                             29.46%      13.02%        n/a        18.31%
                          (f)                             29.33%      12.91%        n/a        18.19%
                          (g)                             29.20%      12.80%        n/a        18.07%
                          (h)                             29.14%      12.74%        n/a        18.01%
                          (i)                             29.01%      12.63%        n/a        17.90%
                          (j)                             28.88%      12.51%        n/a        17.78%
                          (k)                             28.81%      12.46%        n/a        17.72%
                          (l)                             28.69%      12.35%        n/a        17.60%
                          (m)                             28.56%      12.23%        n/a        17.48%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                        5/3/93
                          (a)                             47.44%       2.04%       6.04%        7.24%
                          (b)                             47.22%       1.88%       5.88%        7.08%
                          (c)                             47.07%       1.78%       5.77%        6.98%
                          (d)                             46.93%       1.68%       5.67%        6.87%
                          (e)                             46.85%       1.63%       5.61%        6.81%
                          (f)                             46.71%       1.53%       5.51%        6.71%
                          (g)                             46.56%       1.42%       5.40%        6.60%
                          (h)                             46.49%       1.37%       5.35%        6.55%
                          (i)                             46.34%       1.27%       5.24%        6.44%
                          (j)                             46.19%       1.17%       5.14%        6.33%
                          (k)                             46.12%       1.12%       5.09%        6.28%
                          (l)                             45.97%       1.02%       4.98%        6.18%
                          (m)                             45.83%       0.92%       4.88%        6.07%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                             47.66%      10.02%        n/a         6.86%
                          (b)                             47.44%       9.85%        n/a         6.70%
                          (c)                             47.29%       9.74%        n/a         6.59%
                          (d)                             47.14%       9.63%        n/a         6.48%
                          (e)                             47.07%       9.58%        n/a         6.43%
                          (f)                             46.93%       9.47%        n/a         6.33%
                          (g)                             46.78%       9.36%        n/a         6.22%
                          (h)                             46.71%       9.31%        n/a         6.17%
                          (i)                             46.56%       9.20%        n/a         6.06%
                          (j)                             46.41%       9.09%        n/a         5.95%
                          (k)                             46.34%       9.03%        n/a         5.90%
                          (l)                             46.19%       8.92%        n/a         5.79%
                          (m)                             46.05%       8.82%        n/a         5.69%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                   5/2/94
                          (a)                             25.48%      -1.30%        n/a         7.97%
                          (b)                             25.29%      -1.45%        n/a         7.81%
                          (c)                             25.17%      -1.55%        n/a         7.70%
                          (d)                             25.04%      -1.65%        n/a         7.59%
                          (e)                             24.98%      -1.69%        n/a         7.54%
                          (f)                             24.85%      -1.79%        n/a         7.43%
                          (g)                             24.73%      -1.89%        n/a         7.33%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             24.67%      -1.94%        n/a         7.27%
                          (i)                             24.54%      -2.04%        n/a         7.16%
                          (j)                             24.42%      -2.14%        n/a         7.06%
                          (k)                             24.35%      -2.19%        n/a         7.00%
                          (l)                             24.23%      -2.28%        n/a         6.90%
                          (m)                             24.11%      -2.38%        n/a         6.79%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
ADVANTUS BOND PORTFOLIO                                                                                   12/3/85
                          (a)                              3.74%       4.54%       4.67%        6.16%
                          (b)                              3.58%       4.39%       4.51%        6.00%
                          (c)                              3.48%       4.28%       4.41%        5.89%
                          (d)                              3.38%       4.18%       4.30%        5.79%
                          (e)                              3.33%       4.13%       4.25%        5.74%
                          (f)                              3.22%       4.02%       4.15%        5.63%
                          (g)                              3.12%       3.92%       4.04%        5.52%
                          (h)                              3.07%       3.87%       3.99%        5.47%
                          (i)                              2.96%       3.76%       3.89%        5.37%
                          (j)                              2.86%       3.66%       3.78%        5.26%
                          (k)                              2.81%       3.61%       3.73%        5.21%
                          (l)                              2.71%       3.50%       3.63%        5.10%
                          (m)                              2.60%       3.40%       3.53%        5.00%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                      10/1/97
                          (a)                             32.53%       7.10%        n/a         7.95%
                          (b)                             32.33%       6.94%        n/a         7.79%
                          (c)                             32.20%       6.83%        n/a         7.69%
                          (d)                             32.07%       6.72%        n/a         7.58%
                          (e)                             32.00%       6.67%        n/a         7.52%
                          (f)                             31.87%       6.56%        n/a         7.42%
                          (g)                             31.74%       6.46%        n/a         7.31%
                          (h)                             31.67%       6.40%        n/a         7.26%
                          (i)                             31.54%       6.30%        n/a         7.15%
                          (j)                             31.41%       6.19%        n/a         7.04%
                          (k)                             31.34%       6.14%        n/a         6.99%
                          (l)                             31.21%       6.03%        n/a         6.88%
                          (m)                             31.08%       5.93%        n/a         6.77%
ADVANTUS INDEX 500 PORTFOLIO                                                                               5/1/87
                          (a)                             26.09%      -2.53%       8.79%        8.78%
                          (b)                             25.90%      -2.67%       8.63%        8.61%
                          (c)                             25.78%      -2.77%       8.52%        8.51%
                          (d)                             25.65%      -2.87%       8.41%        8.40%
                          (e)                             25.59%      -2.92%       8.36%        8.34%
                          (f)                             25.46%      -3.01%       8.25%        8.24%
                          (g)                             25.34%      -3.11%       8.14%        8.13%
                          (h)                             25.27%      -3.16%       8.09%        8.07%
                          (i)                             25.15%      -3.26%       7.98%        7.96%
                          (j)                             25.02%      -3.35%       7.87%        7.86%
                          (k)                             24.96%      -3.40%       7.82%        7.80%
                          (l)                             24.84%      -3.50%       7.71%        7.69%
                          (m)                             24.71%      -3.59%       7.60%        7.59%
ADVANTUS MONEY MARKET PORTFOLIO                                                                           12/3/85
                          (a)                             -0.95%       1.65%       2.43%        3.14%
                          (b)                             -1.11%       1.49%       2.27%        2.98%
                          (c)                             -1.20%       1.39%       2.17%        2.88%
                          (d)                             -1.30%       1.29%       2.07%        2.78%
                          (e)                             -1.35%       1.24%       2.02%        2.73%
                          (f)                             -1.45%       1.14%       1.92%        2.62%
                          (g)                             -1.55%       1.04%       1.81%        2.52%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             -1.59%       0.99%       1.76%        2.47%
                          (i)                             -1.69%       0.89%       1.66%        2.37%
                          (j)                             -1.79%       0.79%       1.56%        2.26%
                          (k)                             -1.84%       0.74%       1.51%        2.21%
                          (l)                             -1.94%       0.64%       1.41%        2.11%
                          (m)                             -2.04%       0.54%       1.31%        2.01%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                     5/1/87
                          (a)                              2.56%       5.61%       5.43%        6.54%
                          (b)                              2.41%       5.46%       5.28%        6.38%
                          (c)                              2.31%       5.35%       5.17%        6.27%
                          (d)                              2.20%       5.25%       5.07%        6.16%
                          (e)                              2.15%       5.19%       5.01%        6.11%
                          (f)                              2.05%       5.09%       4.91%        6.00%
                          (g)                              1.95%       4.98%       4.80%        5.90%
                          (h)                              1.90%       4.93%       4.75%        5.85%
                          (i)                              1.80%       4.83%       4.65%        5.74%
                          (j)                              1.69%       4.72%       4.54%        5.63%
                          (k)                              1.64%       4.67%       4.49%        5.58%
                          (l)                              1.54%       4.56%       4.39%        5.48%
                          (m)                              1.44%       4.46%       4.28%        5.37%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.03%      13.34%        n/a         8.34%
                          (b)                             39.83%      13.17%        n/a         8.18%
                          (c)                             39.69%      13.06%        n/a         8.07%
                          (d)                             39.55%      12.94%        n/a         7.97%
                          (e)                             39.48%      12.89%        n/a         7.91%
                          (f)                             39.34%      12.77%        n/a         7.80%
                          (g)                             39.20%      12.66%        n/a         7.70%
                          (h)                             39.13%      12.60%        n/a         7.64%
                          (i)                             38.99%      12.49%        n/a         7.53%
                          (j)                             38.85%      12.38%        n/a         7.43%
                          (k)                             38.78%      12.32%        n/a         7.37%
                          (l)                             38.65%      12.21%        n/a         7.27%
                          (m)                             38.51%      12.10%        n/a         7.16%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                         5/1/98
                          (a)                             24.41%      -0.35%        n/a        -0.67%
                          (b)                             24.23%      -0.49%        n/a        -0.82%
                          (c)                             24.11%      -0.59%        n/a        -0.92%
                          (d)                             23.98%      -0.69%        n/a        -1.02%
                          (e)                             23.92%      -0.74%        n/a        -1.07%
                          (f)                             23.80%      -0.84%        n/a        -1.17%
                          (g)                             23.67%      -0.94%        n/a        -1.27%
                          (h)                             23.61%      -0.99%        n/a        -1.32%
                          (i)                             23.49%      -1.09%        n/a        -1.42%
                          (j)                             23.36%      -1.19%        n/a        -1.52%
                          (k)                             23.30%      -1.24%        n/a        -1.56%
                          (l)                             23.18%      -1.34%        n/a        -1.66%
                          (m)                             23.06%      -1.44%        n/a        -1.76%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                  5/1/98

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             14.37%      -2.23%        n/a        -0.04%
                          (b)                             14.21%      -2.38%        n/a        -0.19%
                          (c)                             14.09%      -2.47%        n/a        -0.29%
                          (d)                             13.98%      -2.57%        n/a        -0.39%
                          (e)                             13.92%      -2.62%        n/a        -0.44%
                          (f)                             13.81%      -2.72%        n/a        -0.54%
                          (g)                             13.69%      -2.81%        n/a        -0.63%
                          (h)                             13.64%      -2.86%        n/a        -0.68%
                          (i)                             13.52%      -2.96%        n/a        -0.78%
                          (j)                             13.41%      -3.06%        n/a        -0.88%
                          (k)                             13.35%      -3.11%        n/a        -0.93%
                          (l)                             13.24%      -3.20%        n/a        -1.03%
                          (m)                             13.13%      -3.30%        n/a        -1.13%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                        12/29/99
SHARES
                          (a)                             35.20%        n/a         n/a       -16.48%
                          (b)                             35.00%        n/a         n/a       -16.60%
                          (c)                             34.87%        n/a         n/a       -16.69%
                          (d)                             34.73%        n/a         n/a       -16.77%
                          (e)                             34.67%        n/a         n/a       -16.81%
                          (f)                             34.53%        n/a         n/a       -16.89%
                          (g)                             34.40%        n/a         n/a       -16.98%
                          (h)                             34.33%        n/a         n/a       -17.02%
                          (i)                             34.20%        n/a         n/a       -17.10%
                          (j)                             34.06%        n/a         n/a       -17.18%
                          (k)                             33.99%        n/a         n/a       -17.23%
                          (l)                             33.86%        n/a         n/a       -17.31%
                          (m)                             33.73%        n/a         n/a       -17.39%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                            5/5/93
                          (a)                             22.92%      -5.19%       6.40%        7.25%
                          (b)                             22.74%      -5.33%       6.24%        7.09%
                          (c)                             22.62%      -5.43%       6.13%        6.99%
                          (d)                             22.49%      -5.52%       6.02%        6.88%
                          (e)                             22.43%      -5.57%       5.97%        6.83%
                          (f)                             22.31%      -5.67%       5.86%        6.72%
                          (g)                             22.19%      -5.76%       5.76%        6.61%
                          (h)                             22.13%      -5.81%       5.71%        6.56%
                          (i)                             22.00%      -5.90%       5.60%        6.45%
                          (j)                             21.88%      -6.00%       5.49%        6.35%
                          (k)                             21.82%      -6.04%       5.44%        6.29%
                          (l)                             21.70%      -6.14%       5.34%        6.19%
                          (m)                             21.58%      -6.23%       5.23%        6.08%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                      10/30/97
SHARES
                          (a)                             27.21%      -1.61%        n/a         3.47%
                          (b)                             27.03%      -1.76%        n/a         3.32%
                          (c)                             26.90%      -1.86%        n/a         3.21%
                          (d)                             26.77%      -1.95%        n/a         3.11%
                          (e)                             26.71%      -2.00%        n/a         3.06%
                          (f)                             26.58%      -2.10%        n/a         2.96%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (g)                             26.45%      -2.20%        n/a         2.85%
                          (h)                             26.39%      -2.25%        n/a         2.80%
                          (i)                             26.27%      -2.35%        n/a         2.70%
                          (j)                             26.14%      -2.44%        n/a         2.60%
                          (k)                             26.08%      -2.49%        n/a         2.55%
                          (l)                             25.95%      -2.59%        n/a         2.44%
                          (m)                             25.82%      -2.69%        n/a         2.34%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                           5/1/01
                          (a)                             22.88%        n/a         n/a        -4.75%
                          (b)                             22.71%        n/a         n/a        -4.89%
                          (c)                             22.58%        n/a         n/a        -4.98%
                          (d)                             22.46%        n/a         n/a        -5.08%
                          (e)                             22.40%        n/a         n/a        -5.13%
                          (f)                             22.28%        n/a         n/a        -5.22%
                          (g)                             22.15%        n/a         n/a        -5.32%
                          (h)                             22.09%        n/a         n/a        -5.36%
                          (i)                             21.97%        n/a         n/a        -5.46%
                          (j)                             21.85%        n/a         n/a        -5.55%
                          (k)                             21.79%        n/a         n/a        -5.60%
                          (l)                             21.67%        n/a         n/a        -5.70%
                          (m)                             21.54%        n/a         n/a        -5.79%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                           5/1/96
                          (a)                             26.84%       6.49%        n/a         9.03%
                          (b)                             26.65%       6.33%        n/a         8.86%
                          (c)                             26.53%       6.22%        n/a         8.75%
                          (d)                             26.40%       6.12%        n/a         8.65%
                          (e)                             26.34%       6.07%        n/a         8.59%
                          (f)                             26.21%       5.96%        n/a         8.48%
                          (g)                             26.08%       5.85%        n/a         8.37%
                          (h)                             26.02%       5.80%        n/a         8.32%
                          (i)                             25.90%       5.69%        n/a         8.21%
                          (j)                             25.77%       5.59%        n/a         8.10%
                          (k)                             25.71%       5.54%        n/a         8.05%
                          (l)                             25.58%       5.43%        n/a         7.94%
                          (m)                             25.46%       5.33%        n/a         7.83%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE                                                             1/3/95
CLASS 2
                          (a)                             26.23%       1.66%        n/a        12.07%
                          (b)                             26.05%       1.51%        n/a        11.91%
                          (c)                             25.92%       1.41%        n/a        11.79%
                          (d)                             25.80%       1.30%        n/a        11.68%
                          (e)                             25.73%       1.25%        n/a        11.63%
                          (f)                             25.61%       1.15%        n/a        11.51%
                          (g)                             25.48%       1.05%        n/a        11.40%
                          (h)                             25.42%       1.00%        n/a        11.35%
                          (i)                             25.29%       0.90%        n/a        11.24%
                          (j)                             25.17%       0.80%        n/a        11.12%
                          (k)                             25.11%       0.75%        n/a        11.07%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (l)                             24.98%       0.65%        n/a        10.96%
                          (m)                             24.86%       0.55%        n/a        10.85%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                     10/9/86
                          (a)                             28.04%       1.66%       9.02%        9.34%
                          (b)                             27.85%       1.50%       8.86%        9.18%
                          (c)                             27.72%       1.40%       8.75%        9.07%
                          (d)                             27.60%       1.30%       8.64%        8.96%
                          (e)                             27.53%       1.25%       8.59%        8.90%
                          (f)                             27.40%       1.15%       8.48%        8.79%
                          (g)                             27.28%       1.05%       8.37%        8.69%
                          (h)                             27.21%       1.00%       8.31%        8.63%
                          (i)                             27.09%       0.90%       8.21%        8.52%
                          (j)                             26.96%       0.80%       8.10%        8.41%
                          (k)                             26.89%       0.75%       8.04%        8.36%
                          (l)                             26.77%       0.64%       7.94%        8.25%
                          (m)                             26.64%       0.54%       7.83%        8.14%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                          12/28/98
                          (a)                             36.13%      17.14%        n/a        17.83%
                          (b)                             35.94%      16.97%        n/a        17.65%
                          (c)                             35.80%      16.85%        n/a        17.53%
                          (d)                             35.67%      16.73%        n/a        17.41%
                          (e)                             35.60%      16.68%        n/a        17.36%
                          (f)                             35.46%      16.56%        n/a        17.24%
                          (g)                             35.33%      16.44%        n/a        17.12%
                          (h)                             35.26%      16.38%        n/a        17.06%
                          (i)                             35.12%      16.27%        n/a        16.95%
                          (j)                             34.99%      16.15%        n/a        16.83%
                          (k)                             34.92%      16.09%        n/a        16.77%
                          (l)                             34.79%      15.98%        n/a        16.65%
                          (m)                             34.65%      15.86%        n/a        16.54%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                         11/1/95
                          (a)                             35.14%       5.14%        n/a         8.03%
                          (b)                             34.95%       4.98%        n/a         7.86%
                          (c)                             34.81%       4.88%        n/a         7.76%
                          (d)                             34.68%       4.77%        n/a         7.65%
                          (e)                             34.61%       4.72%        n/a         7.59%
                          (f)                             34.48%       4.62%        n/a         7.49%
                          (g)                             34.34%       4.51%        n/a         7.38%
                          (h)                             34.27%       4.46%        n/a         7.33%
                          (i)                             34.14%       4.36%        n/a         7.22%
                          (j)                             34.00%       4.25%        n/a         7.11%
                          (k)                             33.94%       4.20%        n/a         7.06%
                          (l)                             33.80%       4.09%        n/a         6.95%
                          (m)                             33.67%       3.99%        n/a         6.84%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                         5/1/96
FUND - CLASS 2
                          (a)                             25.00%       2.04%        n/a         7.29%
                          (b)                             24.82%       1.88%        n/a         7.13%
                          (c)                             24.69%       1.78%        n/a         7.02%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (d)                             24.57%       1.68%        n/a         6.92%
                          (e)                             24.51%       1.63%        n/a         6.86%
                          (f)                             24.38%       1.53%        n/a         6.76%
                          (g)                             24.26%       1.43%        n/a         6.65%
                          (h)                             24.20%       1.38%        n/a         6.60%
                          (i)                             24.07%       1.27%        n/a         6.49%
                          (j)                             23.95%       1.17%        n/a         6.38%
                          (k)                             23.89%       1.12%        n/a         6.33%
                          (l)                             23.76%       1.02%        n/a         6.22%
                          (m)                             23.64%       0.92%        n/a         6.12%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                   11/8/96
                          (a)                             23.23%       7.06%        n/a         7.34%
                          (b)                             23.05%       6.90%        n/a         7.18%
                          (c)                             22.93%       6.79%        n/a         7.07%
                          (d)                             22.81%       6.68%        n/a         6.97%
                          (e)                             22.74%       6.63%        n/a         6.91%
                          (f)                             22.62%       6.52%        n/a         6.81%
                          (g)                             22.50%       6.42%        n/a         6.70%
                          (h)                             22.44%       6.36%        n/a         6.65%
                          (i)                             22.31%       6.26%        n/a         6.54%
                          (j)                             22.19%       6.15%        n/a         6.43%
                          (k)                             22.13%       6.10%        n/a         6.38%
                          (l)                             22.01%       5.99%        n/a         6.27%
                          (m)                             21.89%       5.89%        n/a         6.17%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE                                                           9/13/93
SHARES
                          (a)                             11.98%       3.03%      10.00%       10.32%
                          (b)                             11.82%       2.88%       9.83%       10.15%
                          (c)                             11.70%       2.77%       9.72%       10.04%
                          (d)                             11.59%       2.67%       9.61%        9.93%
                          (e)                             11.54%       2.62%       9.56%        9.88%
                          (f)                             11.43%       2.52%       9.45%        9.77%
                          (g)                             11.31%       2.42%       9.34%        9.66%
                          (h)                             11.26%       2.36%       9.29%        9.60%
                          (i)                             11.15%       2.26%       9.18%        9.49%
                          (j)                             11.04%       2.16%       9.07%        9.38%
                          (k)                             10.98%       2.11%       9.01%        9.33%
                          (l)                             10.87%       2.01%       8.90%        9.22%
                          (m)                             10.76%       1.90%       8.80%        9.11%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                        5/1/97
SERVICE SHARES
                          (a)                             18.39%      -0.35%        n/a        10.26%
                          (b)                             18.22%      -0.50%        n/a        10.10%
                          (c)                             18.10%      -0.60%        n/a         9.99%
                          (d)                             17.98%      -0.70%        n/a         9.88%
                          (e)                             17.92%      -0.75%        n/a         9.82%
                          (f)                             17.81%      -0.85%        n/a         9.71%
                          (g)                             17.69%      -0.95%        n/a         9.60%
                          (h)                             17.63%      -1.00%        n/a         9.55%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             17.51%      -1.10%        n/a         9.44%
                          (j)                             17.39%      -1.19%        n/a         9.33%
                          (k)                             17.33%      -1.24%        n/a         9.28%
                          (l)                             17.22%      -1.34%        n/a         9.17%
                          (m)                             17.10%      -1.44%        n/a         9.06%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                        5/2/94
SERVICE SHARES
                          (a)                             32.47%       1.28%        n/a         8.90%
                          (b)                             32.28%       1.13%        n/a         8.74%
                          (c)                             32.15%       1.02%        n/a         8.63%
                          (d)                             32.02%       0.92%        n/a         8.52%
                          (e)                             31.95%       0.87%        n/a         8.47%
                          (f)                             31.82%       0.77%        n/a         8.36%
                          (g)                             31.69%       0.67%        n/a         8.25%
                          (h)                             31.62%       0.62%        n/a         8.20%
                          (i)                             31.49%       0.52%        n/a         8.09%
                          (j)                             31.36%       0.42%        n/a         7.98%
                          (k)                             31.29%       0.37%        n/a         7.93%
                          (l)                             31.16%       0.27%        n/a         7.82%
                          (m)                             31.03%       0.17%        n/a         7.71%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                         5/3/99
                          (a)                             20.73%        n/a         n/a        -4.34%
                          (b)                             20.55%        n/a         n/a        -4.49%
                          (c)                             20.43%        n/a         n/a        -4.58%
                          (d)                             20.31%        n/a         n/a        -4.68%
                          (e)                             20.25%        n/a         n/a        -4.73%
                          (f)                             20.13%        n/a         n/a        -4.82%
                          (g)                             20.01%        n/a         n/a        -4.92%
                          (h)                             19.95%        n/a         n/a        -4.96%
                          (i)                             19.83%        n/a         n/a        -5.06%
                          (j)                             19.71%        n/a         n/a        -5.15%
                          (k)                             19.65%        n/a         n/a        -5.20%
                          (l)                             19.53%        n/a         n/a        -5.30%
                          (m)                             19.41%        n/a         n/a        -5.39%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                 5/1/00
                          (a)                             34.51%        n/a         n/a       -13.62%
                          (b)                             34.32%        n/a         n/a       -13.75%
                          (c)                             34.19%        n/a         n/a       -13.83%
                          (d)                             34.05%        n/a         n/a       -13.92%
                          (e)                             33.98%        n/a         n/a       -13.96%
                          (f)                             33.85%        n/a         n/a       -14.05%
                          (g)                             33.72%        n/a         n/a       -14.13%
                          (h)                             33.65%        n/a         n/a       -14.18%
                          (i)                             33.52%        n/a         n/a       -14.26%
                          (j)                             33.38%        n/a         n/a       -14.35%
                          (k)                             33.32%        n/a         n/a       -14.39%
                          (l)                             33.18%        n/a         n/a       -14.48%
                          (m)                             33.05%        n/a         n/a       -14.56%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                  5/1/98

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             31.39%       6.26%        n/a         5.71%
                          (b)                             31.20%       6.10%        n/a         5.55%
                          (c)                             31.07%       5.99%        n/a         5.45%
                          (d)                             30.94%       5.89%        n/a         5.34%
                          (e)                             30.87%       5.83%        n/a         5.29%
                          (f)                             30.74%       5.73%        n/a         5.19%
                          (g)                             30.61%       5.62%        n/a         5.08%
                          (h)                             30.54%       5.57%        n/a         5.03%
                          (i)                             30.41%       5.46%        n/a         4.92%
                          (j)                             30.28%       5.36%        n/a         4.82%
                          (k)                             30.21%       5.31%        n/a         4.77%
                          (l)                             30.09%       5.20%        n/a         4.66%
                          (m)                             29.96%       5.10%        n/a         4.56%
MFS VALUE SERIES - SERVICE SHARES                                                                          1/2/02
                          (a)                             22.80%        n/a         n/a         2.10%
                          (b)                             22.62%        n/a         n/a         1.95%
                          (c)                             22.50%        n/a         n/a         1.85%
                          (d)                             22.37%        n/a         n/a         1.74%
                          (e)                             22.31%        n/a         n/a         1.69%
                          (f)                             22.19%        n/a         n/a         1.59%
                          (g)                             22.07%        n/a         n/a         1.49%
                          (h)                             22.01%        n/a         n/a         1.44%
                          (i)                             21.88%        n/a         n/a         1.34%
                          (j)                             21.76%        n/a         n/a         1.24%
                          (k)                             21.70%        n/a         n/a         1.19%
                          (l)                             21.58%        n/a         n/a         1.09%
                          (m)                             21.46%        n/a         n/a         0.98%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                        9/18/01
SHARES
                          (a)                             28.69%        n/a         n/a         2.69%
                          (b)                             28.50%        n/a         n/a         2.53%
                          (c)                             28.37%        n/a         n/a         2.43%
                          (d)                             28.24%        n/a         n/a         2.33%
                          (e)                             28.18%        n/a         n/a         2.28%
                          (f)                             28.05%        n/a         n/a         2.18%
                          (g)                             27.92%        n/a         n/a         2.07%
                          (h)                             27.86%        n/a         n/a         2.02%
                          (i)                             27.73%        n/a         n/a         1.92%
                          (j)                             27.60%        n/a         n/a         1.82%
                          (k)                             27.54%        n/a         n/a         1.77%
                          (l)                             27.41%        n/a         n/a         1.67%
                          (m)                             27.28%        n/a         n/a         1.56%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                          9/18/01
                          (a)                             21.90%        n/a         n/a         7.61%
                          (b)                             21.72%        n/a         n/a         7.45%
                          (c)                             21.60%        n/a         n/a         7.34%
                          (d)                             21.48%        n/a         n/a         7.23%
                          (e)                             21.42%        n/a         n/a         7.18%
                          (f)                             21.29%        n/a         n/a         7.07%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (g)                             21.17%        n/a         n/a         6.96%
                          (h)                             21.11%        n/a         n/a         6.91%
                          (i)                             20.99%        n/a         n/a         6.80%
                          (j)                             20.87%        n/a         n/a         6.70%
                          (k)                             20.81%        n/a         n/a         6.64%
                          (l)                             20.69%        n/a         n/a         6.54%
                          (m)                             20.57%        n/a         n/a         6.43%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                            3/19/01
SHARES
                          (a)                             43.30%        n/a         n/a        -2.52%
                          (b)                             43.10%        n/a         n/a        -2.66%
                          (c)                             42.95%        n/a         n/a        -2.76%
                          (d)                             42.81%        n/a         n/a        -2.85%
                          (e)                             42.74%        n/a         n/a        -2.90%
                          (f)                             42.60%        n/a         n/a        -3.00%
                          (g)                             42.45%        n/a         n/a        -3.10%
                          (h)                             42.38%        n/a         n/a        -3.15%
                          (i)                             42.24%        n/a         n/a        -3.24%
                          (j)                             42.10%        n/a         n/a        -3.34%
                          (k)                             42.03%        n/a         n/a        -3.39%
                          (l)                             41.88%        n/a         n/a        -3.48%
                          (m)                             41.74%        n/a         n/a        -3.58%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                         2/1/88
                          (a)                             25.43%      -0.43%       7.98%        9.63%
                          (b)                             25.25%      -0.57%       7.82%        9.47%
                          (c)                             25.12%      -0.67%       7.71%        9.36%
                          (d)                             25.00%      -0.77%       7.61%        9.25%
                          (e)                             24.93%      -0.82%       7.55%        9.19%
                          (f)                             24.81%      -0.92%       7.45%        9.08%
                          (g)                             24.68%      -1.02%       7.34%        8.97%
                          (h)                             24.62%      -1.07%       7.28%        8.92%
                          (i)                             24.50%      -1.17%       7.18%        8.81%
                          (j)                             24.37%      -1.27%       7.07%        8.70%
                          (k)                             24.31%      -1.32%       7.02%        8.65%
                          (l)                             24.19%      -1.42%       6.91%        8.54%
                          (m)                             24.06%      -1.51%       6.80%        8.43%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                      1/2/97
                          (a)                             26.56%       2.39%        n/a         5.95%
                          (b)                             26.38%       2.23%        n/a         5.79%
                          (c)                             26.25%       2.13%        n/a         5.69%
                          (d)                             26.12%       2.03%        n/a         5.58%
                          (e)                             26.06%       1.98%        n/a         5.53%
                          (f)                             25.93%       1.88%        n/a         5.43%
                          (g)                             25.81%       1.77%        n/a         5.32%
                          (h)                             25.74%       1.72%        n/a         5.27%
                          (i)                             25.62%       1.62%        n/a         5.16%
                          (j)                             25.49%       1.52%        n/a         5.06%
                          (k)                             25.43%       1.47%        n/a         5.00%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (l)                             25.31%       1.37%        n/a         4.90%
                          (m)                             25.18%       1.27%        n/a         4.79%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                         5/2/94
                          (a)                             30.41%      -5.78%        n/a         6.37%
                          (b)                             30.22%      -5.92%        n/a         6.21%
                          (c)                             30.09%      -6.02%        n/a         6.10%
                          (d)                             29.96%      -6.11%        n/a         6.00%
                          (e)                             29.89%      -6.16%        n/a         5.95%
                          (f)                             29.76%      -6.25%        n/a         5.84%
                          (g)                             29.63%      -6.35%        n/a         5.73%
                          (h)                             29.57%      -6.39%        n/a         5.68%
                          (i)                             29.44%      -6.49%        n/a         5.58%
                          (j)                             29.31%      -6.58%        n/a         5.47%
                          (k)                             29.24%      -6.63%        n/a         5.42%
                          (l)                             29.11%      -6.72%        n/a         5.31%
                          (m)                             28.98%      -6.81%        n/a         5.21%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                 1/2/97
                          (a)                             30.45%       5.57%        n/a         6.80%
                          (b)                             30.26%       5.42%        n/a         6.64%
                          (c)                             30.13%       5.31%        n/a         6.53%
                          (d)                             30.00%       5.21%        n/a         6.43%
                          (e)                             29.93%       5.15%        n/a         6.37%
                          (f)                             29.80%       5.05%        n/a         6.27%
                          (g)                             29.67%       4.94%        n/a         6.16%
                          (h)                             29.61%       4.89%        n/a         6.11%
                          (i)                             29.48%       4.79%        n/a         6.00%
                          (j)                             29.35%       4.68%        n/a         5.90%
                          (k)                             29.28%       4.63%        n/a         5.84%
                          (l)                             29.16%       4.52%        n/a         5.74%
                          (m)                             29.03%       4.42%        n/a         5.63%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                   2/1/88
                          (a)                             23.00%      -2.77%       7.27%       10.16%
                          (b)                             22.82%      -2.91%       7.11%        9.99%
                          (c)                             22.70%      -3.01%       7.00%        9.88%
                          (d)                             22.57%      -3.11%       6.89%        9.77%
                          (e)                             22.51%      -3.16%       6.84%        9.72%
                          (f)                             22.39%      -3.25%       6.73%        9.61%
                          (g)                             22.26%      -3.35%       6.62%        9.50%
                          (h)                             22.20%      -3.40%       6.57%        9.44%
                          (i)                             22.08%      -3.49%       6.47%        9.33%
                          (j)                             21.96%      -3.59%       6.36%        9.23%
                          (k)                             21.90%      -3.64%       6.31%        9.17%
                          (l)                             21.78%      -3.74%       6.20%        9.06%
                          (m)                             21.66%      -3.83%       6.09%        8.95%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND -                                                             3/4/96
CLASS 2
                          (a)                             50.65%       6.24%        n/a        -4.78%
                          (b)                             50.43%       6.08%        n/a        -4.92%
                          (c)                             50.28%       5.98%        n/a        -5.01%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (d)                             50.13%       5.87%        n/a        -5.11%
                          (e)                             50.05%       5.82%        n/a        -5.15%
                          (f)                             49.90%       5.71%        n/a        -5.25%
                          (g)                             49.75%       5.61%        n/a        -5.34%
                          (h)                             49.68%       5.55%        n/a        -5.39%
                          (i)                             49.53%       5.45%        n/a        -5.49%
                          (j)                             49.38%       5.34%        n/a        -5.58%
                          (k)                             49.31%       5.29%        n/a        -5.63%
                          (l)                             49.16%       5.19%        n/a        -5.72%
                          (m)                             49.01%       5.08%        n/a        -5.82%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                      9/18/00
CLASS II SHARES
                          (a)                             28.76%        n/a         n/a         4.05%
                          (b)                             28.58%        n/a         n/a         3.90%
                          (c)                             28.45%        n/a         n/a         3.79%
                          (d)                             28.32%        n/a         n/a         3.69%
                          (e)                             28.26%        n/a         n/a         3.64%
                          (f)                             28.13%        n/a         n/a         3.53%
                          (g)                             28.00%        n/a         n/a         3.43%
                          (h)                             27.94%        n/a         n/a         3.38%
                          (i)                             27.81%        n/a         n/a         3.27%
                          (j)                             27.68%        n/a         n/a         3.17%
                          (k)                             27.62%        n/a         n/a         3.12%
                          (l)                             27.49%        n/a         n/a         3.02%
                          (m)                             27.36%        n/a         n/a         2.91%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                          9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                             25.09%        n/a         n/a       -22.60%
                          (b)                             24.91%        n/a         n/a       -22.72%
                          (c)                             24.78%        n/a         n/a       -22.80%
                          (d)                             24.66%        n/a         n/a       -22.87%
                          (e)                             24.59%        n/a         n/a       -22.91%
                          (f)                             24.47%        n/a         n/a       -22.99%
                          (g)                             24.35%        n/a         n/a       -23.07%
                          (h)                             24.28%        n/a         n/a       -23.10%
                          (i)                             24.16%        n/a         n/a       -23.18%
                          (j)                             24.03%        n/a         n/a       -23.26%
                          (k)                             23.97%        n/a         n/a       -23.30%
                          (l)                             23.85%        n/a         n/a       -23.37%
                          (m)                             23.73%        n/a         n/a       -23.45%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                        9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             25.72%        n/a         n/a         0.62%
                          (b)                             25.54%        n/a         n/a         0.48%
                          (c)                             25.41%        n/a         n/a         0.37%
                          (d)                             25.29%        n/a         n/a         0.27%
                          (e)                             25.23%        n/a         n/a         0.22%
                          (f)                             25.10%        n/a         n/a         0.12%
                          (g)                             24.97%        n/a         n/a         0.02%
                          (h)                             24.91%        n/a         n/a        -0.03%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             24.79%        n/a         n/a        -0.13%
                          (j)                             24.66%        n/a         n/a        -0.23%
                          (k)                             24.60%        n/a         n/a        -0.28%
                          (l)                             24.48%        n/a         n/a        -0.38%
                          (m)                             24.35%        n/a         n/a        -0.48%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          5/1/95
                          (a)                             10.72%       8.88%        n/a         8.59%
                          (b)                             10.56%       8.71%        n/a         8.43%
                          (c)                             10.45%       8.60%        n/a         8.32%
                          (d)                             10.33%       8.49%        n/a         8.22%
                          (e)                             10.28%       8.44%        n/a         8.16%
                          (f)                             10.17%       8.33%        n/a         8.05%
                          (g)                             10.06%       8.22%        n/a         7.95%
                          (h)                             10.00%       8.17%        n/a         7.89%
                          (i)                              9.89%       8.06%        n/a         7.78%
                          (j)                              9.78%       7.95%        n/a         7.68%
                          (k)                              9.73%       7.90%        n/a         7.62%
                          (l)                              9.62%       7.79%        n/a         7.51%
                          (m)                              9.51%       7.68%        n/a         7.41%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                               12/3/85
                          (a)                             18.65%      -1.21%       6.55%        8.12%
                          (b)                             18.47%      -1.36%       6.39%        7.96%
                          (c)                             18.36%      -1.45%       6.29%        7.85%
                          (d)                             18.24%      -1.55%       6.18%        7.74%
                          (e)                             18.18%      -1.60%       6.13%        7.69%
                          (f)                             18.06%      -1.70%       6.02%        7.58%
                          (g)                             17.94%      -1.80%       5.92%        7.47%
                          (h)                             17.88%      -1.85%       5.86%        7.42%
                          (i)                             17.76%      -1.95%       5.76%        7.31%
                          (j)                             17.65%      -2.04%       5.65%        7.20%
                          (k)                             17.59%      -2.09%       5.60%        7.15%
                          (l)                             17.47%      -2.19%       5.49%        7.04%
                          (m)                             17.35%      -2.29%       5.39%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                           10/15/97
                          (a)                             19.94%      -4.81%        n/a        -1.14%
                          (b)                             19.76%      -4.96%        n/a        -1.28%
                          (c)                             19.64%      -5.05%        n/a        -1.38%
                          (d)                             19.53%      -5.15%        n/a        -1.48%
                          (e)                             19.47%      -5.19%        n/a        -1.53%
                          (f)                             19.35%      -5.29%        n/a        -1.63%
                          (g)                             19.23%      -5.38%        n/a        -1.73%
                          (h)                             19.17%      -5.43%        n/a        -1.78%
                          (i)                             19.05%      -5.53%        n/a        -1.87%
                          (j)                             18.93%      -5.62%        n/a        -1.97%
                          (k)                             18.87%      -5.67%        n/a        -2.02%
                          (l)                             18.75%      -5.76%        n/a        -2.12%
                          (m)                             18.63%      -5.86%        n/a        -2.22%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                 12/3/85
                          (a)                             23.41%      -8.57%       4.54%        6.56%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (b)                             23.23%      -8.71%       4.38%        6.40%
                          (c)                             23.10%      -8.80%       4.28%        6.29%
                          (d)                             22.98%      -8.89%       4.18%        6.18%
                          (e)                             22.92%      -8.94%       4.12%        6.13%
                          (f)                             22.80%      -9.03%       4.02%        6.02%
                          (g)                             22.68%      -9.12%       3.92%        5.92%
                          (h)                             22.62%      -9.16%       3.86%        5.87%
                          (i)                             22.49%      -9.25%       3.76%        5.76%
                          (j)                             22.37%      -9.35%       3.66%        5.65%
                          (k)                             22.31%      -9.39%       3.61%        5.60%
                          (l)                             22.19%      -9.48%       3.50%        5.50%
                          (m)                             22.07%      -9.57%       3.40%        5.39%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           5/3/94
                          (a)                             24.05%      -0.32%        n/a         6.71%
                          (b)                             23.87%      -0.47%        n/a         6.55%
                          (c)                             23.74%      -0.57%        n/a         6.44%
                          (d)                             23.62%      -0.67%        n/a         6.34%
                          (e)                             23.56%      -0.72%        n/a         6.28%
                          (f)                             23.43%      -0.81%        n/a         6.18%
                          (g)                             23.31%      -0.91%        n/a         6.07%
                          (h)                             23.25%      -0.96%        n/a         6.02%
                          (i)                             23.13%      -1.06%        n/a         5.91%
                          (j)                             23.00%      -1.16%        n/a         5.81%
                          (k)                             22.94%      -1.21%        n/a         5.75%
                          (l)                             22.82%      -1.31%        n/a         5.65%
                          (m)                             22.70%      -1.41%        n/a         5.54%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                        5/1/92
                          (a)                             44.60%       3.95%       6.22%        7.77%
                          (b)                             44.39%       3.80%       6.06%        7.61%
                          (c)                             44.25%       3.69%       5.96%        7.50%
                          (d)                             44.10%       3.59%       5.85%        7.39%
                          (e)                             44.03%       3.54%       5.80%        7.34%
                          (f)                             43.89%       3.44%       5.69%        7.23%
                          (g)                             43.74%       3.33%       5.59%        7.12%
                          (h)                             43.67%       3.28%       5.53%        7.07%
                          (i)                             43.53%       3.18%       5.43%        6.96%
                          (j)                             43.38%       3.07%       5.32%        6.85%
                          (k)                             43.31%       3.02%       5.27%        6.80%
                          (l)                             43.17%       2.92%       5.16%        6.69%
                          (m)                             43.02%       2.82%       5.06%        6.59%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                       10/1/97
                          (a)                             52.04%       7.00%        n/a         4.97%
                          (b)                             51.83%       6.84%        n/a         4.82%
                          (c)                             51.67%       6.73%        n/a         4.71%
                          (d)                             51.52%       6.63%        n/a         4.61%
                          (e)                             51.44%       6.57%        n/a         4.56%
                          (f)                             51.29%       6.47%        n/a         4.45%
                          (g)                             51.14%       6.36%        n/a         4.35%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             51.07%       6.31%        n/a         4.29%
                          (i)                             50.92%       6.20%        n/a         4.19%
                          (j)                             50.76%       6.09%        n/a         4.09%
                          (k)                             50.69%       6.04%        n/a         4.03%
                          (l)                             50.54%       5.93%        n/a         3.93%
                          (m)                             50.39%       5.83%        n/a         3.83%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            4/4/97
PORTFOLIO
                          (a)                             29.58%      13.13%        n/a        18.42%
                          (b)                             29.38%      12.96%        n/a        18.24%
                          (c)                             29.25%      12.85%        n/a        18.12%
                          (d)                             29.12%      12.73%        n/a        18.00%
                          (e)                             29.06%      12.68%        n/a        17.95%
                          (f)                             28.93%      12.56%        n/a        17.83%
                          (g)                             28.80%      12.45%        n/a        17.71%
                          (h)                             28.74%      12.40%        n/a        17.65%
                          (i)                             28.61%      12.28%        n/a        17.53%
                          (j)                             28.48%      12.17%        n/a        17.42%
                          (k)                             28.41%      12.11%        n/a        17.36%
                          (l)                             28.29%      12.00%        n/a        17.24%
                          (m)                             28.16%      11.89%        n/a        17.12%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                        5/3/93
                          (a)                             46.98%       1.73%       5.72%        6.92%
                          (b)                             46.76%       1.58%       5.56%        6.76%
                          (c)                             46.61%       1.47%       5.45%        6.65%
                          (d)                             46.46%       1.37%       5.35%        6.54%
                          (e)                             46.39%       1.32%       5.29%        6.49%
                          (f)                             46.24%       1.22%       5.19%        6.38%
                          (g)                             46.10%       1.12%       5.08%        6.28%
                          (h)                             46.02%       1.07%       5.03%        6.23%
                          (i)                             45.88%       0.97%       4.93%        6.12%
                          (j)                             45.73%       0.87%       4.82%        6.01%
                          (k)                             45.66%       0.82%       4.77%        5.96%
                          (l)                             45.51%       0.72%       4.66%        5.85%
                          (m)                             45.37%       0.61%       4.56%        5.75%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             47.19%       9.68%        n/a         6.53%
                          (b)                             46.98%       9.52%        n/a         6.38%
                          (c)                             46.83%       9.41%        n/a         6.27%
                          (d)                             46.68%       9.30%        n/a         6.16%
                          (e)                             46.61%       9.25%        n/a         6.11%
                          (f)                             46.46%       9.14%        n/a         6.00%
                          (g)                             46.32%       9.03%        n/a         5.90%
                          (h)                             46.24%       8.97%        n/a         5.84%
                          (i)                             46.10%       8.87%        n/a         5.74%
                          (j)                             45.95%       8.76%        n/a         5.63%
                          (k)                             45.88%       8.70%        n/a         5.58%
                          (l)                             45.73%       8.59%        n/a         5.47%
                          (m)                             45.59%       8.48%        n/a         5.37%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                   5/2/94
                          (a)                             25.09%      -1.60%        n/a         7.64%
                          (b)                             24.90%      -1.74%        n/a         7.48%
                          (c)                             24.78%      -1.84%        n/a         7.38%
                          (d)                             24.65%      -1.94%        n/a         7.27%
                          (e)                             24.59%      -1.99%        n/a         7.21%
                          (f)                             24.47%      -2.09%        n/a         7.11%
                          (g)                             24.34%      -2.18%        n/a         7.00%
                          (h)                             24.28%      -2.23%        n/a         6.95%
                          (i)                             24.16%      -2.33%        n/a         6.84%
                          (j)                             24.03%      -2.43%        n/a         6.73%
                          (k)                             23.97%      -2.48%        n/a         6.68%
                          (l)                             23.84%      -2.57%        n/a         6.57%
                          (m)                             23.72%      -2.67%        n/a         6.47%

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- -----------
ADVANTUS BOND PORTFOLIO                                                                12/3/85
                     (a)                        3.79%     4.60%     4.72%     6.21%
                     (b)                        3.64%     4.44%     4.57%     6.05%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (c)                        3.53%     4.34%     4.46%     5.95%
                     (d)                        3.43%     4.23%     4.36%     5.84%
                     (e)                        3.38%     4.18%     4.30%     5.79%
                     (f)                        3.27%     4.07%     4.20%     5.68%
                     (g)                        3.17%     3.97%     4.10%     5.58%
                     (h)                        3.12%     3.92%     4.04%     5.52%
                     (i)                        3.02%     3.81%     3.94%     5.42%
                     (j)                        2.91%     3.71%     3.84%     5.31%
                     (k)                        2.86%     3.66%     3.78%     5.26%
                     (l)                        2.76%     3.56%     3.68%     5.16%
                     (m)                        2.66%     3.45%     3.58%     5.05%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                   10/1/97
                     (a)                        32.60%    7.15%      n/a      8.01%
                     (b)                        32.40%    6.99%      n/a      7.85%
                     (c)                        32.27%    6.88%      n/a      7.74%
                     (d)                        32.14%    6.78%      n/a      7.63%
                     (e)                        32.07%    6.72%      n/a      7.58%
                     (f)                        31.94%    6.62%      n/a      7.47%
                     (g)                        31.80%    6.51%      n/a      7.36%
                     (h)                        31.74%    6.46%      n/a      7.31%
                     (i)                        31.61%    6.35%      n/a      7.20%
                     (j)                        31.48%    6.25%      n/a      7.10%
                     (k)                        31.41%    6.19%      n/a      7.04%
                     (l)                        31.28%    6.09%      n/a      6.93%
                     (m)                        31.15%    5.98%      n/a      6.83%
ADVANTUS INDEX 500 PORTFOLIO                                                            5/1/87
                     (a)                        26.15%   -2.48%     8.85%     8.83%
                     (b)                        25.96%   -2.62%     8.68%     8.67%
                     (c)                        25.84%   -2.72%     8.58%     8.56%
                     (d)                        25.71%   -2.82%     8.47%     8.45%
                     (e)                        25.65%   -2.87%     8.41%     8.40%
                     (f)                        25.52%   -2.96%     8.31%     8.29%
                     (g)                        25.40%   -3.06%     8.20%     8.18%
                     (h)                        25.34%   -3.11%     8.14%     8.13%
                     (i)                        25.21%   -3.21%     8.03%     8.02%
                     (j)                        25.09%   -3.30%     7.93%     7.91%
                     (k)                        25.02%   -3.35%     7.87%     7.86%
                     (l)                        24.90%   -3.45%     7.76%     7.75%
                     (m)                        24.77%   -3.55%     7.66%     7.64%
ADVANTUS MONEY MARKET PORTFOLIO                                                        12/3/85
                     (a)                        -0.90%    1.70%     2.48%     3.19%
                     (b)                        -1.05%    1.55%     2.32%     3.03%
                     (c)                        -1.15%    1.44%     2.22%     2.93%
                     (d)                        -1.25%    1.34%     2.12%     2.83%
                     (e)                        -1.30%    1.29%     2.07%     2.78%
                     (f)                        -1.40%    1.19%     1.97%     2.67%
                     (g)                        -1.50%    1.09%     1.86%     2.57%
                     (h)                        -1.55%    1.04%     1.81%     2.52%
                     (i)                        -1.65%    0.94%     1.71%     2.42%
                     (j)                        -1.74%    0.84%     1.61%     2.32%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (k)                        -1.79%    0.79%     1.56%     2.26%
                     (l)                        -1.89%    0.69%     1.46%     2.16%
                     (m)                        -1.99%    0.59%     1.36%     2.06%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                  5/1/87
                     (a)                        2.61%     5.67%     5.49%     6.59%
                     (b)                        2.46%     5.51%     5.33%     6.43%
                     (c)                        2.36%     5.40%     5.22%     6.32%
                     (d)                        2.25%     5.30%     5.12%     6.22%
                     (e)                        2.20%     5.25%     5.07%     6.16%
                     (f)                        2.10%     5.14%     4.96%     6.06%
                     (g)                        2.00%     5.04%     4.86%     5.95%
                     (h)                        1.95%     4.98%     4.80%     5.90%
                     (i)                        1.85%     4.88%     4.70%     5.79%
                     (j)                        1.74%     4.77%     4.59%     5.69%
                     (k)                        1.69%     4.72%     4.54%     5.63%
                     (l)                        1.59%     4.62%     4.44%     5.53%
                     (m)                        1.49%     4.51%     4.33%     5.42%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                               5/1/98
                     (a)                        40.11%    13.39%     n/a      8.40%
                     (b)                        39.90%    13.22%     n/a      8.24%
                     (c)                        39.76%    13.11%     n/a      8.13%
                     (d)                        39.62%    13.00%     n/a      8.02%
                     (e)                        39.55%    12.94%     n/a      7.97%
                     (f)                        39.41%    12.83%     n/a      7.86%
                     (g)                        39.27%    12.72%     n/a      7.75%
                     (h)                        39.20%    12.66%     n/a      7.70%
                     (i)                        39.06%    12.55%     n/a      7.59%
                     (j)                        38.92%    12.44%     n/a      7.48%
                     (k)                        38.85%    12.38%     n/a      7.43%
                     (l)                        38.72%    12.27%     n/a      7.32%
                     (m)                        38.58%    12.15%     n/a      7.21%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                                             5/1/98
SHARES
                     (a)                        24.48%    -0.29%     n/a      -0.62%
                     (b)                        24.29%    -0.44%     n/a      -0.77%
                     (c)                        24.17%    -0.54%     n/a      -0.87%
                     (d)                        24.05%    -0.64%     n/a      -0.97%
                     (e)                        23.98%    -0.69%     n/a      -1.02%
                     (f)                        23.86%    -0.79%     n/a      -1.12%
                     (g)                        23.73%    -0.89%     n/a      -1.22%
                     (h)                        23.67%    -0.94%     n/a      -1.27%
                     (i)                        23.55%    -1.04%     n/a      -1.37%
                     (j)                        23.43%    -1.14%     n/a      -1.47%
                     (k)                        23.36%    -1.19%     n/a      -1.52%
                     (l)                        23.24%    -1.29%     n/a      -1.61%
                     (m)                        23.12%    -1.39%     n/a      -1.71%
AIM V.I. BALANCED FUND - SERIES II SHARES                                               5/1/98
                     (a)                        14.44%    -2.18%     n/a       0.01%
                     (b)                        14.26%    -2.33%     n/a      -0.14%
                     (c)                        14.15%    -2.42%     n/a      -0.24%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (d)                        14.04%    -2.52%     n/a      -0.34%
                     (e)                        13.98%    -2.57%     n/a      -0.39%
                     (f)                        13.86%    -2.67%     n/a      -0.49%
                     (g)                        13.75%    -2.77%     n/a      -0.59%
                     (h)                        13.69%    -2.81%     n/a      -0.63%
                     (i)                        13.58%    -2.91%     n/a      -0.73%
                     (j)                        13.47%    -3.01%     n/a      -0.83%
                     (k)                        13.41%    -3.06%     n/a      -0.88%
                     (l)                        13.30%    -3.15%     n/a      -0.98%
                     (m)                        13.18%    -3.25%     n/a      -1.08%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                                                12/29/99
SERIES II SHARES
                     (a)                        35.27%     n/a       n/a     -16.44%
                     (b)                        35.07%     n/a       n/a     -16.56%
                     (c)                        34.94%     n/a       n/a     -16.64%
                     (d)                        34.80%     n/a       n/a     -16.73%
                     (e)                        34.73%     n/a       n/a     -16.77%
                     (f)                        34.60%     n/a       n/a     -16.85%
                     (g)                        34.46%     n/a       n/a     -16.94%
                     (h)                        34.40%     n/a       n/a     -16.98%
                     (i)                        34.26%     n/a       n/a     -17.06%
                     (j)                        34.13%     n/a       n/a     -17.14%
                     (k)                        34.06%     n/a       n/a     -17.18%
                     (l)                        33.93%     n/a       n/a     -17.27%
                     (m)                        33.79%     n/a       n/a     -17.35%
AIM V.I. PREMIER EQUITY FUND - SERIES II                                                5/5/93
SHARES
                     (a)                        22.98%    -5.15%    6.45%     7.31%
                     (b)                        22.80%    -5.29%    6.29%     7.15%
                     (c)                        22.68%    -5.38%    6.18%     7.04%
                     (d)                        22.56%    -5.48%    6.08%     6.93%
                     (e)                        22.49%    -5.52%    6.02%     6.88%
                     (f)                        22.37%    -5.62%    5.92%     6.77%
                     (g)                        22.25%    -5.71%    5.81%     6.67%
                     (h)                        22.19%    -5.76%    5.76%     6.61%
                     (i)                        22.07%    -5.85%    5.65%     6.51%
                     (j)                        21.94%    -5.95%    5.55%     6.40%
                     (k)                        21.88%    -6.00%    5.49%     6.35%
                     (l)                        21.76%    -6.09%    5.39%     6.24%
                     (m)                        21.64%    -6.18%    5.28%     6.13%
AMERICAN CENTURY VP INCOME & GROWTH FUND -                                             10/30/97
CLASS II SHARES
                     (a)                        27.28%    -1.56%     n/a      3.52%
                     (b)                        27.09%    -1.71%     n/a      3.37%
                     (c)                        26.96%    -1.81%     n/a      3.27%
                     (d)                        26.84%    -1.90%     n/a      3.16%
                     (e)                        26.77%    -1.95%     n/a      3.11%
                     (f)                        26.64%    -2.05%     n/a      3.01%
                     (g)                        26.52%    -2.15%     n/a      2.91%
                     (h)                        26.45%    -2.20%     n/a      2.85%
                     (i)                        26.33%    -2.30%     n/a      2.75%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (j)                        26.20%    -2.39%     n/a      2.65%
                     (k)                        26.14%    -2.44%     n/a      2.60%
                     (l)                        26.01%    -2.54%     n/a      2.49%
                     (m)                        25.89%    -2.64%     n/a      2.39%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                                               5/1/01
SHARES
                     (a)                        22.95%     n/a       n/a      -4.70%
                     (b)                        22.77%     n/a       n/a      -4.84%
                     (c)                        22.64%     n/a       n/a      -4.94%
                     (d)                        22.52%     n/a       n/a      -5.03%
                     (e)                        22.46%     n/a       n/a      -5.08%
                     (f)                        22.34%     n/a       n/a      -5.17%
                     (g)                        22.21%     n/a       n/a      -5.27%
                     (h)                        22.15%     n/a       n/a      -5.32%
                     (i)                        22.03%     n/a       n/a      -5.41%
                     (j)                        21.91%     n/a       n/a      -5.51%
                     (k)                        21.85%     n/a       n/a      -5.55%
                     (l)                        21.73%     n/a       n/a      -5.65%
                     (m)                        21.61%     n/a       n/a      -5.74%
AMERICAN CENTURY VP VALUE FUND - CLASS II                                               5/1/96
SHARES
                     (a)                        26.91%    6.54%      n/a      9.08%
                     (b)                        26.72%    6.38%      n/a      8.92%
                     (c)                        26.59%    6.28%      n/a      8.81%
                     (d)                        26.46%    6.17%      n/a      8.70%
                     (e)                        26.40%    6.12%      n/a      8.65%
                     (f)                        26.27%    6.01%      n/a      8.54%
                     (g)                        26.15%    5.91%      n/a      8.43%
                     (h)                        26.08%    5.85%      n/a      8.37%
                     (i)                        25.96%    5.75%      n/a      8.27%
                     (j)                        25.83%    5.64%      n/a      8.16%
                     (k)                        25.77%    5.59%      n/a      8.10%
                     (l)                        25.64%    5.48%      n/a      8.00%
                     (m)                        25.52%    5.38%      n/a      7.89%
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE                                            1/3/95
CLASS 2
                     (a)                        26.30%    1.71%      n/a      12.13%
                     (b)                        26.11%    1.56%      n/a      11.96%
                     (c)                        25.99%    1.46%      n/a      11.85%
                     (d)                        25.86%    1.36%      n/a      11.74%
                     (e)                        25.80%    1.30%      n/a      11.68%
                     (f)                        25.67%    1.20%      n/a      11.57%
                     (g)                        25.55%    1.10%      n/a      11.46%
                     (h)                        25.48%    1.05%      n/a      11.40%
                     (i)                        25.36%    0.95%      n/a      11.29%
                     (j)                        25.23%    0.85%      n/a      11.18%
                     (k)                        25.17%    0.80%      n/a      11.12%
                     (l)                        25.04%    0.70%      n/a      11.01%
                     (m)                        24.92%    0.60%      n/a      10.90%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                                          10/9/86

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
CLASS 2
                     (a)                        28.11%    1.71%     9.08%     9.39%
                     (b)                        27.91%    1.56%     8.91%     9.23%
                     (c)                        27.79%    1.45%     8.80%     9.12%
                     (d)                        27.66%    1.35%     8.69%     9.01%
                     (e)                        27.60%    1.30%     8.64%     8.96%
                     (f)                        27.47%    1.20%     8.53%     8.85%
                     (g)                        27.34%    1.10%     8.42%     8.74%
                     (h)                        27.28%    1.05%     8.37%     8.69%
                     (i)                        27.15%    0.95%     8.26%     8.58%
                     (j)                        27.02%    0.85%     8.15%     8.47%
                     (k)                        26.96%    0.80%     8.10%     8.41%
                     (l)                        26.83%    0.70%     7.99%     8.31%
                     (m)                        26.70%    0.59%     7.88%     8.20%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                                          12/28/98
2

                     (a)                        36.21%    17.20%     n/a      17.89%
                     (b)                        36.01%    17.03%     n/a      17.71%
                     (c)                        35.87%    16.91%     n/a      17.59%
                     (d)                        35.73%    16.79%     n/a      17.47%
                     (e)                        35.67%    16.73%     n/a      17.41%
                     (f)                        35.53%    16.62%     n/a      17.30%
                     (g)                        35.39%    16.50%     n/a      17.18%
                     (h)                        35.33%    16.44%     n/a      17.12%
                     (i)                        35.19%    16.33%     n/a      17.00%
                     (j)                        35.06%    16.21%     n/a      16.89%
                     (k)                        34.99%    16.15%     n/a      16.83%
                     (l)                        34.85%    16.04%     n/a      16.71%
                     (m)                        34.72%    15.92%     n/a      16.60%
FRANKLIN SMALL CAP FUND - CLASS 2                                                      11/1/95
                     (a)                        35.22%    5.19%      n/a      8.08%
                     (b)                        35.02%    5.04%      n/a      7.92%
                     (c)                        34.88%    4.93%      n/a      7.81%
                     (d)                        34.75%    4.83%      n/a      7.70%
                     (e)                        34.68%    4.77%      n/a      7.65%
                     (f)                        34.54%    4.67%      n/a      7.54%
                     (g)                        34.41%    4.56%      n/a      7.43%
                     (h)                        34.34%    4.51%      n/a      7.38%
                     (i)                        34.21%    4.41%      n/a      7.27%
                     (j)                        34.07%    4.30%      n/a      7.16%
                     (k)                        34.00%    4.25%      n/a      7.11%
                     (l)                        33.87%    4.15%      n/a      7.00%
                     (m)                        33.74%    4.04%      n/a      6.90%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                                                 5/1/96
SECURITIES FUND - CLASS 2
                     (a)                        25.07%    2.09%      n/a      7.35%
                     (b)                        24.88%    1.93%      n/a      7.19%
                     (c)                        24.76%    1.83%      n/a      7.08%
                     (d)                        24.63%    1.73%      n/a      6.97%
                     (e)                        24.57%    1.68%      n/a      6.92%
                     (f)                        24.44%    1.58%      n/a      6.81%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (g)                        24.32%    1.48%      n/a      6.70%
                     (h)                        24.26%    1.43%      n/a      6.65%
                     (i)                        24.13%    1.32%      n/a      6.54%
                     (j)                        24.01%    1.22%      n/a      6.44%
                     (k)                        23.95%    1.17%      n/a      6.38%
                     (l)                        23.82%    1.07%      n/a      6.28%
                     (m)                        23.70%    0.97%      n/a      6.17%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                11/8/96
                     (a)                        23.30%    7.11%      n/a      7.40%
                     (b)                        23.11%    6.95%      n/a      7.24%
                     (c)                        22.99%    6.84%      n/a      7.13%
                     (d)                        22.87%    6.74%      n/a      7.02%
                     (e)                        22.81%    6.68%      n/a      6.97%
                     (f)                        22.68%    6.58%      n/a      6.86%
                     (g)                        22.56%    6.47%      n/a      6.75%
                     (h)                        22.50%    6.42%      n/a      6.70%
                     (i)                        22.38%    6.31%      n/a      6.59%
                     (j)                        22.25%    6.20%      n/a      6.49%
                     (k)                        22.19%    6.15%      n/a      6.43%
                     (l)                        22.07%    6.05%      n/a      6.33%
                     (m)                        21.95%    5.94%      n/a      6.22%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                                                9/13/93
SERVICE SHARES
                     (a)                        12.04%    3.08%     10.05%    10.37%
                     (b)                        11.87%    2.93%     9.89%     10.21%
                     (c)                        11.76%    2.83%     9.78%     10.10%
                     (d)                        11.65%    2.72%     9.67%     9.99%
                     (e)                        11.59%    2.67%     9.61%     9.93%
                     (f)                        11.48%    2.57%     9.51%     9.82%
                     (g)                        11.37%    2.47%     9.40%     9.71%
                     (h)                        11.31%    2.42%     9.34%     9.66%
                     (i)                        11.20%    2.31%     9.23%     9.55%
                     (j)                        11.09%    2.21%     9.12%     9.44%
                     (k)                        11.04%    2.16%     9.07%     9.38%
                     (l)                        10.93%    2.06%     8.96%     9.27%
                     (m)                        10.81%    1.96%     8.85%     9.16%
JANUS ASPEN SERIES CAPITAL APPRECIATION                                                 5/1/97
PORTFOLIO - SERVICE SHARES
                     (a)                        18.46%    -0.30%     n/a      10.32%
                     (b)                        18.28%    -0.45%     n/a      10.15%
                     (c)                        18.16%    -0.55%     n/a      10.04%
                     (d)                        18.04%    -0.65%     n/a      9.93%
                     (e)                        17.98%    -0.70%     n/a      9.88%
                     (f)                        17.87%    -0.80%     n/a      9.77%
                     (g)                        17.75%    -0.90%     n/a      9.66%
                     (h)                        17.69%    -0.95%     n/a      9.60%
                     (i)                        17.57%    -1.05%     n/a      9.49%
                     (j)                        17.45%    -1.14%     n/a      9.39%
                     (k)                        17.39%    -1.19%     n/a      9.33%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (l)                        17.28%    -1.29%     n/a      9.22%
                     (m)                        17.16%    -1.39%     n/a      9.11%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                                                 5/2/94
PORTFOLIO - SERVICE SHARES
                     (a)                        32.55%    1.33%      n/a      8.96%
                     (b)                        32.35%    1.18%      n/a      8.79%
                     (c)                        32.22%    1.08%      n/a      8.69%
                     (d)                        32.08%    0.97%      n/a      8.58%
                     (e)                        32.02%    0.92%      n/a      8.52%
                     (f)                        31.88%    0.82%      n/a      8.41%
                     (g)                        31.75%    0.72%      n/a      8.31%
                     (h)                        31.69%    0.67%      n/a      8.25%
                     (i)                        31.55%    0.57%      n/a      8.14%
                     (j)                        31.42%    0.47%      n/a      8.04%
                     (k)                        31.36%    0.42%      n/a      7.98%
                     (l)                        31.23%    0.32%      n/a      7.87%
                     (m)                        31.09%    0.22%      n/a      7.77%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                                             5/3/99
SHARES
                     (a)                        20.79%     n/a       n/a      -4.30%
                     (b)                        20.61%     n/a       n/a      -4.44%
                     (c)                        20.49%     n/a       n/a      -4.53%
                     (d)                        20.37%     n/a       n/a      -4.63%
                     (e)                        20.31%     n/a       n/a      -4.68%
                     (f)                        20.19%     n/a       n/a      -4.77%
                     (g)                        20.07%     n/a       n/a      -4.87%
                     (h)                        20.01%     n/a       n/a      -4.92%
                     (i)                        19.89%     n/a       n/a      -5.01%
                     (j)                        19.77%     n/a       n/a      -5.11%
                     (k)                        19.71%     n/a       n/a      -5.15%
                     (l)                        19.59%     n/a       n/a      -5.25%
                     (m)                        19.47%     n/a       n/a      -5.34%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                              5/1/00
                     (a)                        34.59%     n/a       n/a     -13.57%
                     (b)                        34.39%     n/a       n/a     -13.70%
                     (c)                        34.25%     n/a       n/a     -13.79%
                     (d)                        34.12%     n/a       n/a     -13.87%
                     (e)                        34.05%     n/a       n/a     -13.92%
                     (f)                        33.92%     n/a       n/a     -14.00%
                     (g)                        33.78%     n/a       n/a     -14.09%
                     (h)                        33.72%     n/a       n/a     -14.13%
                     (i)                        33.58%     n/a       n/a     -14.22%
                     (j)                        33.45%     n/a       n/a     -14.30%
                     (k)                        33.38%     n/a       n/a     -14.35%
                     (l)                        33.25%     n/a       n/a     -14.43%
                     (m)                        33.12%     n/a       n/a     -14.52%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                               5/1/98
                     (a)                        31.46%    6.31%      n/a      5.77%
                     (b)                        31.26%    6.15%      n/a      5.61%
                     (c)                        31.13%    6.05%      n/a      5.50%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (d)                        31.00%    5.94%      n/a      5.40%
                     (e)                        30.94%    5.89%      n/a      5.34%
                     (f)                        30.80%    5.78%      n/a      5.24%
                     (g)                        30.67%    5.68%      n/a      5.13%
                     (h)                        30.61%    5.62%      n/a      5.08%
                     (i)                        30.48%    5.52%      n/a      4.98%
                     (j)                        30.35%    5.41%      n/a      4.87%
                     (k)                        30.28%    5.36%      n/a      4.82%
                     (l)                        30.15%    5.25%      n/a      4.71%
                     (m)                        30.02%    5.15%      n/a      4.61%
MFS VALUE SERIES - SERVICE SHARES                                                       1/2/02
                     (a)                        22.86%     n/a       n/a      2.15%
                     (b)                        22.68%     n/a       n/a      2.00%
                     (c)                        22.56%     n/a       n/a      1.90%
                     (d)                        22.43%     n/a       n/a      1.80%
                     (e)                        22.37%     n/a       n/a      1.74%
                     (f)                        22.25%     n/a       n/a      1.64%
                     (g)                        22.13%     n/a       n/a      1.54%
                     (h)                        22.07%     n/a       n/a      1.49%
                     (i)                        21.94%     n/a       n/a      1.39%
                     (j)                        21.82%     n/a       n/a      1.29%
                     (k)                        21.76%     n/a       n/a      1.24%
                     (l)                        21.64%     n/a       n/a      1.14%
                     (m)                        21.52%     n/a       n/a      1.03%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                                             9/18/01
SERVICE SHARES
                     (a)                        28.76%     n/a       n/a      2.74%
                     (b)                        28.56%     n/a       n/a      2.59%
                     (c)                        28.44%     n/a       n/a      2.48%
                     (d)                        28.31%     n/a       n/a      2.38%
                     (e)                        28.24%     n/a       n/a      2.33%
                     (f)                        28.11%     n/a       n/a      2.23%
                     (g)                        27.99%     n/a       n/a      2.12%
                     (h)                        27.92%     n/a       n/a      2.07%
                     (i)                        27.79%     n/a       n/a      1.97%
                     (j)                        27.67%     n/a       n/a      1.87%
                     (k)                        27.60%     n/a       n/a      1.82%
                     (l)                        27.48%     n/a       n/a      1.72%
                     (m)                        27.35%     n/a       n/a      1.61%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                                              9/18/01
SHARES
                     (a)                        21.96%     n/a       n/a      7.66%
                     (b)                        21.78%     n/a       n/a      7.50%
                     (c)                        21.66%     n/a       n/a      7.39%
                     (d)                        21.54%     n/a       n/a      7.29%
                     (e)                        21.48%     n/a       n/a      7.23%
                     (f)                        21.36%     n/a       n/a      7.13%
                     (g)                        21.23%     n/a       n/a      7.02%
                     (h)                        21.17%     n/a       n/a      6.96%
                     (i)                        21.05%     n/a       n/a      6.86%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (j)                        20.93%     n/a       n/a      6.75%
                     (k)                        20.87%     n/a       n/a      6.70%
                     (l)                        20.75%     n/a       n/a      6.59%
                     (m)                        20.63%     n/a       n/a      6.48%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                                                3/19/01
SERVICE SHARES
                     (a)                        43.38%     n/a       n/a      -2.46%
                     (b)                        43.17%     n/a       n/a      -2.61%
                     (c)                        43.03%     n/a       n/a      -2.71%
                     (d)                        42.88%     n/a       n/a      -2.81%
                     (e)                        42.81%     n/a       n/a      -2.85%
                     (f)                        42.67%     n/a       n/a      -2.95%
                     (g)                        42.52%     n/a       n/a      -3.05%
                     (h)                        42.45%     n/a       n/a      -3.10%
                     (i)                        42.31%     n/a       n/a      -3.19%
                     (j)                        42.17%     n/a       n/a      -3.29%
                     (k)                        42.10%     n/a       n/a      -3.34%
                     (l)                        41.96%     n/a       n/a      -3.44%
                     (m)                        41.81%     n/a       n/a      -3.53%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                                             2/1/88
SHARES
                     (a)                        25.50%    -0.38%    8.04%     9.69%
                     (b)                        25.31%    -0.52%    7.88%     9.52%
                     (c)                        25.18%    -0.62%    7.77%     9.41%
                     (d)                        25.06%    -0.72%    7.66%     9.30%
                     (e)                        25.00%    -0.77%    7.61%     9.25%
                     (f)                        24.87%    -0.87%    7.50%     9.14%
                     (g)                        24.75%    -0.97%    7.39%     9.03%
                     (h)                        24.68%    -1.02%    7.34%     8.97%
                     (i)                        24.56%    -1.12%    7.23%     8.87%
                     (j)                        24.44%    -1.22%    7.12%     8.76%
                     (k)                        24.37%    -1.27%    7.07%     8.70%
                     (l)                        24.25%    -1.37%    6.96%     8.59%
                     (m)                        24.12%    -1.47%    6.86%     8.49%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                                             1/2/97
IB SHARES
                     (a)                        26.63%    2.44%      n/a      6.01%
                     (b)                        26.44%    2.28%      n/a      5.85%
                     (c)                        26.31%    2.18%      n/a      5.74%
                     (d)                        26.19%    2.08%      n/a      5.64%
                     (e)                        26.12%    2.03%      n/a      5.58%
                     (f)                        26.00%    1.93%      n/a      5.48%
                     (g)                        25.87%    1.82%      n/a      5.37%
                     (h)                        25.81%    1.77%      n/a      5.32%
                     (i)                        25.68%    1.67%      n/a      5.21%
                     (j)                        25.56%    1.57%      n/a      5.11%
                     (k)                        25.49%    1.52%      n/a      5.06%
                     (l)                        25.37%    1.42%      n/a      4.95%
                     (m)                        25.24%    1.32%      n/a      4.85%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                                             5/2/94

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
SHARES
                     (a)                        30.48%    -5.73%     n/a      6.42%
                     (b)                        30.28%    -5.88%     n/a      6.26%
                     (c)                        30.15%    -5.97%     n/a      6.16%
                     (d)                        30.02%    -6.06%     n/a      6.05%
                     (e)                        29.96%    -6.11%     n/a      6.00%
                     (f)                        29.83%    -6.20%     n/a      5.89%
                     (g)                        29.70%    -6.30%     n/a      5.79%
                     (h)                        29.63%    -6.35%     n/a      5.73%
                     (i)                        29.50%    -6.44%     n/a      5.63%
                     (j)                        29.37%    -6.53%     n/a      5.52%
                     (k)                        29.31%    -6.58%     n/a      5.47%
                     (l)                        29.18%    -6.67%     n/a      5.36%
                     (m)                        29.05%    -6.77%     n/a      5.26%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                              1/2/97
                     (a)                        30.52%    5.63%      n/a      6.85%
                     (b)                        30.32%    5.47%      n/a      6.69%
                     (c)                        30.19%    5.36%      n/a      6.59%
                     (d)                        30.06%    5.26%      n/a      6.48%
                     (e)                        30.00%    5.21%      n/a      6.43%
                     (f)                        29.87%    5.10%      n/a      6.32%
                     (g)                        29.74%    5.00%      n/a      6.22%
                     (h)                        29.67%    4.94%      n/a      6.16%
                     (i)                        29.54%    4.84%      n/a      6.06%
                     (j)                        29.41%    4.73%      n/a      5.95%
                     (k)                        29.35%    4.68%      n/a      5.90%
                     (l)                        29.22%    4.58%      n/a      5.79%
                     (m)                        29.09%    4.47%      n/a      5.69%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                2/1/88
                     (a)                        23.06%    -2.72%    7.32%     10.21%
                     (b)                        22.88%    -2.86%    7.16%     10.05%
                     (c)                        22.76%    -2.96%    7.05%     9.94%
                     (d)                        22.63%    -3.06%    6.95%     9.83%
                     (e)                        22.57%    -3.11%    6.89%     9.77%
                     (f)                        22.45%    -3.20%    6.79%     9.66%
                     (g)                        22.33%    -3.30%    6.68%     9.55%
                     (h)                        22.26%    -3.35%    6.62%     9.50%
                     (i)                        22.14%    -3.45%    6.52%     9.39%
                     (j)                        22.02%    -3.54%    6.41%     9.28%
                     (k)                        21.96%    -3.59%    6.36%     9.23%
                     (l)                        21.84%    -3.69%    6.25%     9.12%
                     (m)                        21.72%    -3.78%    6.15%     9.01%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                            3/4/96
- CLASS 2
                     (a)                        50.73%    6.30%      n/a      -4.73%
                     (b)                        50.51%    6.14%      n/a      -4.87%
                     (c)                        50.36%    6.03%      n/a      -4.97%
                     (d)                        50.21%    5.92%      n/a      -5.06%
                     (e)                        50.13%    5.87%      n/a      -5.11%
                     (f)                        49.98%    5.77%      n/a      -5.20%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (g)                        49.83%    5.66%      n/a      -5.30%
                     (h)                        49.75%    5.61%      n/a      -5.34%
                     (i)                        49.60%    5.50%      n/a      -5.44%
                     (j)                        49.45%    5.40%      n/a      -5.53%
                     (k)                        49.38%    5.34%      n/a      -5.58%
                     (l)                        49.23%    5.24%      n/a      -5.68%
                     (m)                        49.08%    5.13%      n/a      -5.77%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                                              9/18/00
PORTFOLIO, CLASS II SHARES
                     (a)                        28.84%     n/a       n/a      4.10%
                     (b)                        28.64%     n/a       n/a      3.95%
                     (c)                        28.51%     n/a       n/a      3.84%
                     (d)                        28.39%     n/a       n/a      3.74%
                     (e)                        28.32%     n/a       n/a      3.69%
                     (f)                        28.19%     n/a       n/a      3.59%
                     (g)                        28.07%     n/a       n/a      3.48%
                     (h)                        28.00%     n/a       n/a      3.43%
                     (i)                        27.87%     n/a       n/a      3.33%
                     (j)                        27.74%     n/a       n/a      3.22%
                     (k)                        27.68%     n/a       n/a      3.17%
                     (l)                        27.55%     n/a       n/a      3.07%
                     (m)                        27.43%     n/a       n/a      2.97%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                                              9/18/00
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                        25.16%     n/a       n/a     -22.56%
                     (b)                        24.97%     n/a       n/a     -22.68%
                     (c)                        24.84%     n/a       n/a     -22.76%
                     (d)                        24.72%     n/a       n/a     -22.83%
                     (e)                        24.66%     n/a       n/a     -22.87%
                     (f)                        24.53%     n/a       n/a     -22.95%
                     (g)                        24.41%     n/a       n/a     -23.03%
                     (h)                        24.35%     n/a       n/a     -23.07%
                     (i)                        24.22%     n/a       n/a     -23.14%
                     (j)                        24.10%     n/a       n/a     -23.22%
                     (k)                        24.03%     n/a       n/a     -23.26%
                     (l)                        23.91%     n/a       n/a     -23.33%
                     (m)                        23.79%     n/a       n/a     -23.41%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                                            9/18/00
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                        25.79%     n/a       n/a       0.68%
                     (b)                        25.60%     n/a       n/a       0.53%
                     (c)                        25.48%     n/a       n/a       0.42%
                     (d)                        25.35%     n/a       n/a       0.32%
                     (e)                        25.29%     n/a       n/a       0.27%
                     (f)                        25.16%     n/a       n/a       0.17%
                     (g)                        25.04%     n/a       n/a       0.07%
                     (h)                        24.97%     n/a       n/a       0.02%
                     (i)                        24.85%     n/a       n/a      -0.08%
                     (j)                        24.73%     n/a       n/a      -0.18%
                     (k)                        24.66%     n/a       n/a      -0.23%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (l)                        24.54%     n/a       n/a      -0.33%
                     (m)                        24.41%     n/a       n/a      -0.43%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                                                 5/1/95
PORTFOLIO
                     (a)                        10.78%    8.93%      n/a      8.65%
                     (b)                        10.61%    8.77%      n/a      8.49%
                     (c)                        10.50%    8.66%      n/a      8.38%
                     (d)                        10.39%    8.55%      n/a      8.27%
                     (e)                        10.33%    8.49%      n/a      8.22%
                     (f)                        10.22%    8.39%      n/a      8.11%
                     (g)                        10.11%    8.28%      n/a      8.00%
                     (h)                        10.06%    8.22%      n/a      7.95%
                     (i)                         9.95%    8.12%      n/a      7.84%
                     (j)                         9.84%    8.01%      n/a      7.73%
                     (k)                         9.78%    7.95%      n/a      7.68%
                     (l)                         9.67%    7.85%      n/a      7.57%
                     (m)                         9.56%    7.74%      n/a      7.46%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                            12/3/85
                     (a)                        18.71%   -1.16%     6.61%     8.17%
                     (b)                        18.53%   -1.31%    6.45%     8.01%
                     (c)                        18.41%   -1.41%     6.34%     7.90%
                     (d)                        18.30%   -1.50%     6.23%     7.79%
                     (e)                        18.24%   -1.55%     6.18%     7.74%
                     (f)                        18.12%   -1.65%     6.08%     7.63%
                     (g)                        18.00%   -1.75%     5.97%     7.53%
                     (h)                        17.94%   -1.80%     5.92%     7.47%
                     (i)                        17.82%   -1.90%     5.81%     7.36%
                     (j)                        17.71%   -2.00%     5.70%     7.26%
                     (k)                        17.65%   -2.04%     5.65%     7.20%
                     (l)                        17.53%   -2.14%     5.55%     7.10%
                     (m)                        17.41%   -2.24%     5.44%     6.99%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                         10/15/97
                     (a)                        20.00%    -4.77%     n/a      -1.09%
                     (b)                        19.82%    -4.91%     n/a      -1.23%
                     (c)                        19.70%    -5.00%     n/a      -1.33%
                     (d)                        19.58%    -5.10%     n/a      -1.43%
                     (e)                        19.53%    -5.15%     n/a      -1.48%
                     (f)                        19.41%    -5.24%     n/a      -1.58%
                     (g)                        19.29%    -5.34%     n/a      -1.68%
                     (h)                        19.23%    -5.38%     n/a      -1.73%
                     (i)                        19.11%    -5.48%     n/a      -1.82%
                     (j)                        18.99%    -5.57%     n/a      -1.92%
                     (k)                        18.93%    -5.62%     n/a      -1.97%
                     (l)                        18.81%    -5.71%     n/a      -2.07%
                     (m)                        18.69%    -5.81%     n/a      -2.17%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                              12/3/85
                     (a)                        23.47%    -8.53%    4.59%     6.61%
                     (b)                        23.29%    -8.66%    4.44%     6.45%
                     (c)                        23.16%    -8.76%    4.33%     6.34%
                     (d)                        23.04%    -8.85%    4.23%     6.24%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (e)                        22.98%    -8.89%    4.18%     6.18%
                     (f)                        22.86%    -8.98%    4.07%     6.08%
                     (g)                        22.74%    -9.07%    3.97%     5.97%
                     (h)                        22.68%    -9.12%    3.92%     5.92%
                     (i)                        22.55%    -9.21%    3.81%     5.81%
                     (j)                        22.43%    -9.30%    3.71%     5.71%
                     (k)                        22.37%    -9.35%    3.66%     5.65%
                     (l)                        22.25%    -9.44%    3.55%     5.55%
                     (m)                        22.13%    -9.53%    3.45%     5.44%
W&R TARGET FUNDS, INC. - INTERNATIONAL                                                  5/3/94
PORTFOLIO
                     (a)                        24.12%    -0.27%     n/a      6.76%
                     (b)                        23.93%    -0.42%     n/a      6.60%
                     (c)                        23.81%    -0.52%     n/a      6.50%
                     (d)                        23.68%    -0.62%     n/a      6.39%
                     (e)                        23.62%    -0.67%     n/a      6.34%
                     (f)                        23.50%    -0.76%     n/a      6.23%
                     (g)                        23.37%    -0.86%     n/a      6.13%
                     (h)                        23.31%    -0.91%     n/a      6.07%
                     (i)                        23.19%    -1.01%     n/a      5.97%
                     (j)                        23.06%    -1.11%     n/a      5.86%
                     (k)                        23.00%    -1.16%     n/a      5.81%
                     (l)                        22.88%    -1.26%     n/a      5.70%
                     (m)                        22.76%    -1.36%     n/a      5.60%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                                               5/1/92
PORTFOLIO
                     (a)                        44.68%    4.01%     6.27%     7.82%
                     (b)                        44.46%    3.85%     6.11%     7.66%
                     (c)                        44.32%    3.75%     6.01%     7.55%
                     (d)                        44.18%    3.64%     5.90%     7.44%
                     (e)                        44.10%    3.59%     5.85%     7.39%
                     (f)                        43.96%    3.49%     5.74%     7.28%
                     (g)                        43.81%    3.38%     5.64%     7.18%
                     (h)                        43.74%    3.33%     5.59%     7.12%
                     (i)                        43.60%    3.23%     5.48%     7.01%
                     (j)                        43.45%    3.13%     5.37%     6.91%
                     (k)                        43.38%    3.07%     5.32%     6.85%
                     (l)                        43.24%    2.97%     5.22%     6.75%
                     (m)                        43.10%    2.87%     5.11%     6.64%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                                              10/1/97
PORTFOLIO
                     (a)                        52.13%    7.05%      n/a      5.03%
                     (b)                        51.90%    6.89%      n/a      4.87%
                     (c)                        51.75%    6.79%      n/a      4.76%
                     (d)                        51.60%    6.68%      n/a      4.66%
                     (e)                        51.52%    6.63%      n/a      4.61%
                     (f)                        51.37%    6.52%      n/a      4.50%
                     (g)                        51.22%    6.41%      n/a      4.40%
                     (h)                        51.14%    6.36%      n/a      4.35%
                     (i)                        50.99%    6.25%      n/a      4.24%
                     (j)                        50.84%    6.15%      n/a      4.14%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (k)                        50.76%    6.09%      n/a      4.09%
                     (l)                        50.61%    5.99%      n/a      3.98%
                     (m)                        50.46%    5.88%      n/a      3.88%
W&R TARGET FUNDS, INC. - SCIENCE AND                                                    4/4/97
TECHNOLOGY PORTFOLIO
                     (a)                        29.64%    13.18%     n/a     18.48%
                     (b)                        29.45%    13.02%     n/a     18.30%
                     (c)                        29.32%    12.90%     n/a     18.18%
                     (d)                        29.19%    12.79%     n/a     18.06%
                     (e)                        29.12%    12.73%     n/a     18.00%
                     (f)                        28.99%    12.62%     n/a     17.89%
                     (g)                        28.86%    12.51%     n/a     17.77%
                     (h)                        28.80%    12.45%     n/a     17.71%
                     (i)                        28.67%    12.34%     n/a     17.59%
                     (j)                        28.54%    12.23%     n/a     17.47%
                     (k)                        28.48%    12.17%     n/a     17.42%
                     (l)                        28.35%    12.06%     n/a     17.30%
                     (m)                        28.22%    11.95%     n/a     17.18%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                                               5/3/93
PORTFOLIO
                     (a)                        47.05%     1.78%    5.77%     6.97%
                     (b)                        46.83%     1.63%    5.61%     6.81%
                     (c)                        46.68%     1.52%    5.50%     6.70%
                     (d)                        46.54%     1.42%    5.40%     6.60%
                     (e)                        46.46%     1.37%    5.35%     6.54%
                     (f)                        46.32%     1.27%    5.24%     6.44%
                     (g)                        46.17%     1.17%    5.14%     6.33%
                     (h)                        46.10%     1.12%    5.08%     6.28%
                     (i)                        45.95%     1.02%    4.98%     6.17%
                     (j)                        45.81%     0.92%    4.87%     6.07%
                     (k)                        45.73%     0.87%    4.82%     6.01%
                     (l)                        45.59%     0.77%    4.72%     5.91%
                     (m)                        45.44%     0.67%    4.61%     5.80%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                                                10/1/97
PORTFOLIO
                     (a)                        47.27%     9.74%      n/a     6.59%
                     (b)                        47.05%    9.58%      n/a      6.43%
                     (c)                        46.90%    9.47%      n/a      6.32%
                     (d)                        46.76%    9.36%      n/a      6.22%
                     (e)                        46.68%    9.30%      n/a      6.16%
                     (f)                        46.54%    9.19%      n/a      6.06%
                     (g)                        46.39%    9.08%      n/a      5.95%
                     (h)                        46.32%    9.03%      n/a      5.90%
                     (i)                        46.17%    8.92%      n/a      5.79%
                     (j)                        46.02%    8.81%      n/a      5.69%
                     (k)                        45.95%    8.76%      n/a      5.63%
                     (l)                        45.80%    8.65%      n/a      5.53%
                     (m)                        45.66%    8.54%      n/a      5.42%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                5/2/94
                     (a)                        25.15%    -1.55%     n/a      7.70%
                     (b)                        24.96%    -1.69%     n/a      7.54%
                     (c)                        24.84%    -1.79%     n/a      7.43%
                     (d)                        24.72%    -1.89%     n/a      7.32%
                     (e)                        24.65%    -1.94%     n/a      7.27%
                     (f)                        24.53%    -2.04%     n/a      7.16%
                     (g)                        24.40%    -2.14%     n/a      7.05%
                     (h)                        24.34%    -2.18%     n/a      7.00%
                     (i)                        24.22%    -2.28%     n/a      6.89%
                     (j)                        24.09%    -2.38%     n/a      6.79%
                     (k)                        24.03%    -2.43%     n/a      6.73%
                     (l)                        23.91%    -2.53%     n/a      6.63%
                     (m)                        23.78%    -2.62%     n/a      6.52%

                             CUMULATIVE TOTAL RETURN
                                     B CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        211.22%
                     (b)                        202.88%
                     (c)                        197.45%
                     (d)                        192.11%
                     (e)                        189.50%
                     (f)                        184.29%
                     (g)                        179.19%
                     (h)                        176.68%
                     (i)                        171.74%
                     (j)                        166.87%
                     (k)                        164.47%
                     (l)                        159.72%
                     (m)                        155.07%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         64.44%
                     (b)                         62.90%
                     (c)                         61.89%
                     (d)                         60.87%
                     (e)                         60.38%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                         59.38%
                     (g)                         58.38%
                     (h)                         57.89%
                     (i)                         56.91%
                     (j)                         55.93%
                     (k)                         55.44%
                     (l)                         54.47%
                     (m)                         53.51%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        327.65%
                     (b)                        317.07%
                     (c)                        310.16%
                     (d)                        303.37%
                     (e)                        300.06%
                     (f)                        293.41%
                     (g)                        286.90%
                     (h)                        283.68%
                     (i)                        277.37%
                     (j)                        271.12%
                     (k)                        268.04%
                     (l)                        261.95%
                     (m)                        255.96%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         84.60%
                     (b)                         79.65%
                     (c)                         76.42%
                     (d)                         73.26%
                     (e)                         71.71%
                     (f)                         68.62%
                     (g)                         65.60%
                     (h)                         64.10%
                     (i)                         61.17%
                     (j)                         58.29%
                     (k)                         56.86%
                     (l)                         54.05%
                     (m)                         51.29%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                       5/1/87
                     (a)                        202.19%
                     (b)                        194.71%
                     (c)                        189.83%
                     (d)                        185.03%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                        182.69%
                     (f)                        178.00%
                     (g)                        173.39%
                     (h)                        171.12%
                     (i)                        166.66%
                     (j)                        162.24%
                     (k)                        160.07%
                     (l)                        155.76%
                     (m)                        151.53%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98
                     (a)                         60.24%
                     (b)                         58.88%
                     (c)                         57.98%
                     (d)                         57.09%
                     (e)                         56.65%
                     (f)                         55.76%
                     (g)                         54.88%
                     (h)                         54.44%
                     (i)                         53.57%
                     (j)                         52.70%
                     (k)                         52.27%
                     (l)                         51.41%
                     (m)                         50.55%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                  5/1/02
SHARES
                     (a)                         -4.50%
                     (b)                         -4.74%
                     (c)                         -4.90%
                     (d)                         -5.06%
                     (e)                         -5.14%
                     (f)                         -5.29%
                     (g)                         -5.45%
                     (h)                         -5.53%
                     (i)                         -5.69%
                     (j)                         -5.85%
                     (k)                         -5.92%
                     (l)                         -6.08%
                     (m)                         -6.24%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.06%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         -1.31%
                     (c)                         -1.48%
                     (d)                         -1.64%
                     (e)                         -1.72%
                     (f)                         -1.89%
                     (g)                         -2.05%
                     (h)                         -2.13%
                     (i)                         -2.30%
                     (j)                         -2.46%
                     (k)                         -2.54%
                     (l)                         -2.70%
                     (m)                         -2.86%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                          0.07%
                     (b)                         -0.18%
                     (c)                         -0.35%
                     (d)                         -0.52%
                     (e)                         -0.60%
                     (f)                         -0.76%
                     (g)                         -0.93%
                     (h)                         -1.01%
                     (i)                         -1.18%
                     (j)                         -1.34%
                     (k)                         -1.42%
                     (l)                         -1.59%
                     (m)                         -1.75%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -4.98%
                     (b)                         -5.22%
                     (c)                         -5.38%
                     (d)                         -5.54%
                     (e)                         -5.62%
                     (f)                         -5.77%
                     (g)                         -5.93%
                     (h)                         -6.01%
                     (i)                         -6.17%
                     (j)                         -6.32%
                     (k)                         -6.40%
                     (l)                         -6.56%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         -6.71%
AMERICAN CENTURY VP INCOME & Growth Fund -                   5/1/02
Class II Shares
                     (a)                         4.77%
                     (b)                         4.51%
                     (c)                         4.33%
                     (d)                         4.16%
                     (e)                         4.07%
                     (f)                         3.90%
                     (g)                         3.73%
                     (h)                         3.64%
                     (i)                         3.47%
                     (j)                         3.29%
                     (k)                         3.21%
                     (l)                         3.04%
                     (m)                         2.86%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -1.97%
                     (b)                         -2.22%
                     (c)                         -2.38%
                     (d)                         -2.55%
                     (e)                         -2.62%
                     (f)                         -2.79%
                     (g)                         -2.95%
                     (h)                         -3.03%
                     (i)                         -3.19%
                     (j)                         -3.35%
                     (k)                         -3.43%
                     (l)                         -3.59%
                     (m)                         -3.75%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                         9.82%
                     (b)                         9.54%
                     (c)                         9.35%
                     (d)                         9.17%
                     (e)                         9.09%
                     (f)                         8.90%
                     (g)                         8.72%
                     (h)                         8.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                         8.45%
                     (j)                         8.27%
                     (k)                         8.18%
                     (l)                         8.00%
                     (m)                         7.82%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -7.85%
                     (b)                         -8.39%
                     (c)                         -8.75%
                     (d)                         -9.11%
                     (e)                         -9.28%
                     (f)                         -9.64%
                     (g)                         -9.99%
                     (h)                        -10.17%
                     (i)                        -10.52%
                     (j)                        -10.87%
                     (k)                        -11.04%
                     (l)                        -11.39%
                     (m)                        -11.74%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                         9.99%
                     (b)                         9.34%
                     (c)                         8.91%
                     (d)                         8.48%
                     (e)                         8.28%
                     (f)                         7.85%
                     (g)                         7.43%
                     (h)                         7.22%
                     (i)                         6.80%
                     (j)                         6.39%
                     (k)                         6.18%
                     (l)                         5.76%
                     (m)                         5.35%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         46.47%
                     (b)                         45.61%
                     (c)                         45.04%
                     (d)                         44.47%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                         44.20%
                     (f)                         43.63%
                     (g)                         43.07%
                     (h)                         42.79%
                     (i)                         42.24%
                     (j)                         41.68%
                     (k)                         41.40%
                     (l)                         40.85%
                     (m)                         40.30%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00
                     (a)                        -31.73%
                     (b)                        -32.08%
                     (c)                        -32.31%
                     (d)                        -32.54%
                     (e)                        -32.66%
                     (f)                        -32.88%
                     (g)                        -33.11%
                     (h)                        -33.23%
                     (i)                        -33.46%
                     (j)                        -33.68%
                     (k)                        -33.80%
                     (l)                        -34.02%
                     (m)                        -34.25%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02
SECURITIES FUND - CLASS 2
                     (a)                          2.85%
                     (b)                          2.59%
                     (c)                          2.42%
                     (d)                          2.25%
                     (e)                          2.16%
                     (f)                          1.99%
                     (g)                          1.82%
                     (h)                          1.74%
                     (i)                          1.57%
                     (j)                          1.40%
                     (k)                          1.31%
                     (l)                          1.15%
                     (m)                          0.98%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                          4.53%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         4.26%
                     (c)                         4.09%
                     (d)                         3.91%
                     (e)                         3.83%
                     (f)                         3.66%
                     (g)                         3.48%
                     (h)                         3.40%
                     (i)                         3.22%
                     (j)                         3.05%
                     (k)                         2.97%
                     (l)                         2.80%
                     (m)                         2.62%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                         3.69%
                     (b)                         3.43%
                     (c)                         3.25%
                     (d)                         3.08%
                     (e)                         3.00%
                     (f)                         2.83%
                     (g)                         2.65%
                     (h)                         2.57%
                     (i)                         2.40%
                     (j)                         2.23%
                     (k)                         2.14%
                     (l)                         1.97%
                     (m)                         1.80%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -37.63%
                     (b)                        -38.00%
                     (c)                        -38.24%
                     (d)                        -38.49%
                     (e)                        -38.60%
                     (f)                        -38.84%
                     (g)                        -39.08%
                     (h)                        -39.20%
                     (i)                        -39.44%
                     (j)                        -39.68%
                     (k)                        -39.79%
                     (l)                        -40.03%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                        -40.26%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.11%
                     (b)                        -39.47%
                     (c)                        -39.71%
                     (d)                        -39.95%
                     (e)                        -40.06%
                     (f)                        -40.29%
                     (g)                        -40.53%
                     (h)                        -40.64%
                     (i)                        -40.88%
                     (j)                        -41.11%
                     (k)                        -41.22%
                     (l)                        -41.45%
                     (m)                        -41.68%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE
SHARES                                                       5/1/02
                     (a)                         -5.05%
                     (b)                         -5.29%
                     (c)                         -5.45%
                     (d)                         -5.61%
                     (e)                         -5.68%
                     (f)                         -5.84%
                     (g)                         -5.99%
                     (h)                         -6.07%
                     (i)                         -6.23%
                     (j)                         -6.39%
                     (k)                         -6.46%
                     (l)                         -6.62%
                     (m)                         -6.78%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.09%
                     (b)                         -4.33%
                     (c)                         -4.50%
                     (d)                         -4.66%
                     (e)                         -4.73%
                     (f)                         -4.89%
                     (g)                         -5.05%
                     (h)                         -5.13%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                         -5.29%
                     (j)                         -5.44%
                     (k)                         -5.52%
                     (l)                         -5.68%
                     (m)                         -5.84%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.41%
                     (b)                         -1.66%
                     (c)                         -1.83%
                     (d)                         -1.99%
                     (e)                         -2.07%
                     (f)                         -2.23%
                     (g)                         -2.39%
                     (h)                         -2.48%
                     (i)                         -2.64%
                     (j)                         -2.80%
                     (k)                         -2.88%
                     (l)                         -3.05%
                     (m)                         -3.21%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                         2.62%
                     (b)                         2.36%
                     (c)                         2.19%
                     (d)                         2.02%
                     (e)                         1.94%
                     (f)                         1.77%
                     (g)                         1.60%
                     (h)                         1.51%
                     (i)                         1.35%
                     (j)                         1.18%
                     (k)                         1.09%
                     (l)                         0.92%
                     (m)                         0.75%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                         1.46%
                     (b)                         1.21%
                     (c)                         1.04%
                     (d)                         0.87%
                     (e)                         0.79%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                          0.62%
                     (g)                          0.45%
                     (h)                          0.37%
                     (i)                          0.20%
                     (j)                          0.03%
                     (k)                         -0.05%
                     (l)                         -0.22%
                     (m)                         -0.38%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES
                     (a)                         15.85%
                     (b)                         15.55%
                     (c)                         15.36%
                     (d)                         15.17%
                     (e)                         15.07%
                     (f)                         14.88%
                     (g)                         14.69%
                     (h)                         14.60%
                     (i)                         14.40%
                     (j)                         14.21%
                     (k)                         14.12%
                     (l)                         13.93%
                     (m)                         13.74%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                      5/1/02
SERVICE SHARES
                     (a)                          1.28%
                     (b)                          1.03%
                     (c)                          0.86%
                     (d)                          0.69%
                     (e)                          0.61%
                     (f)                          0.44%
                     (g)                          0.27%
                     (h)                          0.19%
                     (i)                          0.02%
                     (j)                         -0.14%
                     (k)                         -0.23%
                     (l)                         -0.39%
                     (m)                         -0.56%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                          2.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         2.37%
                     (c)                         2.20%
                     (d)                         2.03%
                     (e)                         1.95%
                     (f)                         1.78%
                     (g)                         1.61%
                     (h)                         1.53%
                     (i)                         1.36%
                     (j)                         1.19%
                     (k)                         1.10%
                     (l)                         0.93%
                     (m)                         0.76%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                         2.87%
                     (b)                         2.61%
                     (c)                         2.44%
                     (d)                         2.27%
                     (e)                         2.19%
                     (f)                         2.02%
                     (g)                         1.85%
                     (h)                         1.76%
                     (i)                         1.59%
                     (j)                         1.42%
                     (k)                         1.34%
                     (l)                         1.17%
                     (m)                         1.00%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.42%
                     (b)                         -0.67%
                     (c)                         -0.84%
                     (d)                         -1.00%
                     (e)                         -1.08%
                     (f)                         -1.25%
                     (g)                         -1.41%
                     (h)                         -1.49%
                     (i)                         -1.66%
                     (j)                         -1.82%
                     (k)                         -1.90%
                     (l)                         -2.07%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         -2.23%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                         9.10%
                     (b)                         8.82%
                     (c)                         8.64%
                     (d)                         8.46%
                     (e)                         8.37%
                     (f)                         8.19%
                     (g)                         8.01%
                     (h)                         7.92%
                     (i)                         7.74%
                     (j)                         7.56%
                     (k)                         7.47%
                     (l)                         7.29%
                     (m)                         7.11%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -3.54%
                     (b)                         -3.78%
                     (c)                         -3.95%
                     (d)                         -4.11%
                     (e)                         -4.18%
                     (f)                         -4.34%
                     (g)                         -4.50%
                     (h)                         -4.58%
                     (i)                         -4.74%
                     (j)                         -4.90%
                     (k)                         -4.98%
                     (l)                         -5.14%
                     (m)                         -5.30%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -25.41%
                     (b)                        -26.11%
                     (c)                        -26.57%
                     (d)                        -27.03%
                     (e)                        -27.26%
                     (f)                        -27.71%
                     (g)                        -28.16%
                     (h)                        -28.38%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                        -28.83%
                     (j)                        -29.27%
                     (k)                        -29.49%
                     (l)                        -29.93%
                     (m)                        -30.37%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.65%
                     (b)                         22.47%
                     (c)                         22.35%
                     (d)                         22.23%
                     (e)                         22.18%
                     (f)                         22.06%
                     (g)                         21.94%
                     (h)                         21.89%
                     (i)                         21.77%
                     (j)                         21.65%
                     (k)                         21.59%
                     (l)                         21.47%
                     (m)                         21.36%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         19.38%
                     (b)                         19.21%
                     (c)                         19.09%
                     (d)                         18.97%
                     (e)                         18.92%
                     (f)                         18.81%
                     (g)                         18.69%
                     (h)                         18.64%
                     (i)                         18.52%
                     (j)                         18.41%
                     (k)                         18.35%
                     (l)                         18.24%
                     (m)                         18.12%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         21.35%
                     (b)                         21.17%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                         21.05%
                     (d)                         20.94%
                     (e)                         20.88%
                     (f)                         20.77%
                     (g)                         20.65%
                     (h)                         20.59%
                     (i)                         20.48%
                     (j)                         20.36%
                     (k)                         20.30%
                     (l)                         20.18%
                     (m)                         20.07%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.75%
                     (b)                          5.71%
                     (c)                          5.68%
                     (d)                          5.65%
                     (e)                          5.64%
                     (f)                          5.61%
                     (g)                          5.58%
                     (h)                          5.56%
                     (i)                          5.54%
                     (j)                          5.51%
                     (k)                          5.49%
                     (l)                          5.46%
                     (m)                          5.43%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        333.22%
                     (b)                        321.62%
                     (c)                        314.06%
                     (d)                        306.63%
                     (e)                        302.99%
                     (f)                        295.74%
                     (g)                        288.64%
                     (h)                        285.14%
                     (i)                        278.26%
                     (j)                        271.48%
                     (k)                        268.13%
                     (l)                        261.53%
                     (m)                        255.05%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -5.09%
                     (b)                         -5.98%
                     (c)                         -6.56%
                     (d)                         -7.14%
                     (e)                         -7.42%
                     (f)                         -8.00%
                     (g)                         -8.57%
                     (h)                         -8.85%
                     (i)                         -9.42%
                     (j)                         -9.98%
                     (k)                        -10.26%
                     (l)                        -10.81%
                     (m)                        -11.37%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        232.91%
                     (b)                        223.99%
                     (c)                        218.18%
                     (d)                        212.47%
                     (e)                        209.68%
                     (f)                        204.09%
                     (g)                        198.63%
                     (h)                        195.94%
                     (i)                        190.68%
                     (j)                        185.47%
                     (k)                        182.89%
                     (l)                        177.82%
                     (m)                        172.83%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.77%
                     (b)                         12.72%
                     (c)                         12.69%
                     (d)                         12.66%
                     (e)                         12.65%
                     (f)                         12.62%
                     (g)                         12.59%
                     (h)                         12.57%
                     (i)                         12.54%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (j)                         12.51%
                     (k)                         12.49%
                     (l)                         12.46%
                     (m)                         12.43%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        148.00%
                     (b)                        143.69%
                     (c)                        140.86%
                     (d)                        138.06%
                     (e)                        136.69%
                     (f)                        133.93%
                     (g)                        131.22%
                     (h)                        129.87%
                     (i)                        127.21%
                     (j)                        124.57%
                     (k)                        123.26%
                     (l)                        120.66%
                     (m)                        118.10%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         38.03%
                     (b)                         36.74%
                     (c)                         35.89%
                     (d)                         35.04%
                     (e)                         34.62%
                     (f)                         33.78%
                     (g)                         32.95%
                     (h)                         32.53%
                     (i)                         31.71%
                     (j)                         30.89%
                     (k)                         30.48%
                     (l)                         29.66%
                     (m)                         28.86%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.99%
                     (b)                         9.94%
                     (c)                         9.91%
                     (d)                         9.88%
                     (e)                         9.87%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                          9.84%
                     (g)                          9.81%
                     (h)                          9.79%
                     (i)                          9.76%
                     (j)                          9.73%
                     (k)                          9.72%
                     (l)                          9.69%
                     (m)                          9.66%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO
                     (a)                        110.78%
                     (b)                        107.43%
                     (c)                        105.23%
                     (d)                        103.05%
                     (e)                        101.97%
                     (f)                         99.82%
                     (g)                         97.70%
                     (h)                         96.65%
                     (i)                         94.57%
                     (j)                         92.50%
                     (k)                         91.48%
                     (l)                         89.44%
                     (m)                         87.43%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         51.37%
                     (b)                         49.96%
                     (c)                         49.02%
                     (d)                         48.09%
                     (e)                         47.63%
                     (f)                         46.71%
                     (g)                         45.80%
                     (h)                         45.34%
                     (i)                         44.44%
                     (j)                         43.54%
                     (k)                         43.09%
                     (l)                         42.20%
                     (m)                         41.31%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                     5/2/94
                     (a)                        109.89%
                     (b)                        106.86%
                     (c)                        104.87%
                     (d)                        102.90%
                     (e)                        101.92%
                     (f)                         99.97%
                     (g)                         98.05%
                     (h)                         97.09%
                     (i)                         95.20%
                     (j)                         93.32%
                     (k)                         92.39%
                     (l)                         90.53%
                     (m)                         88.70%

                             CUMULATIVE TOTAL RETURN
                                     C CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        194.60%
                     (b)                        186.73%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                        181.59%
                     (d)                        176.54%
                     (e)                        174.08%
                     (f)                        169.17%
                     (g)                        164.34%
                     (h)                        161.96%
                     (i)                        157.26%
                     (j)                        152.64%
                     (k)                        150.37%
                     (l)                        145.89%
                     (m)                        141.47%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         61.34%
                     (b)                         59.84%
                     (c)                         58.84%
                     (d)                         57.86%
                     (e)                         57.36%
                     (f)                         56.38%
                     (g)                         55.41%
                     (h)                         54.92%
                     (i)                         53.96%
                     (j)                         53.00%
                     (k)                         52.52%
                     (l)                         51.57%
                     (m)                         50.62%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        306.47%
                     (b)                        296.44%
                     (c)                        289.89%
                     (d)                        283.43%
                     (e)                        280.28%
                     (f)                        273.99%
                     (g)                        267.81%
                     (h)                        264.75%
                     (i)                        258.72%
                     (j)                        252.79%
                     (k)                        249.86%
                     (l)                        244.07%
                     (m)                        238.38%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         74.79%


                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         70.10%
                     (c)                         67.07%
                     (d)                         64.07%
                     (e)                         62.60%
                     (f)                         59.69%
                     (g)                         56.83%
                     (h)                         55.42%
                     (i)                         52.63%
                     (j)                         49.89%
                     (k)                         48.54%
                     (l)                         45.88%
                     (m)                         43.26%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                      5/1/87
                     (a)                        187.27%
                     (b)                        180.18%
                     (c)                        175.55%
                     (d)                        170.98%
                     (e)                        168.76%
                     (f)                        164.32%
                     (g)                        159.95%
                     (h)                        157.79%
                     (i)                        153.52%
                     (j)                        149.33%
                     (k)                        147.26%
                     (l)                        143.17%
                     (m)                        139.14%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98
                     (a)                         57.50%
                     (b)                         56.17%
                     (c)                         55.29%
                     (d)                         54.41%
                     (e)                         53.97%
                     (f)                         53.10%
                     (g)                         52.24%
                     (h)                         51.80%
                     (i)                         50.95%
                     (j)                         50.09%
                     (k)                         49.67%
                     (l)                         48.82%
                     (m)                         47.98%
AIM V.I. AGGRESSIVE GROWTH FUND -                            5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
SERIES II SHARES
                     (a)                         -4.98%
                     (b)                         -5.21%
                     (c)                         -5.37%
                     (d)                         -5.53%
                     (e)                         -5.61%
                     (f)                         -5.76%
                     (g)                         -5.92%
                     (h)                         -6.00%
                     (i)                         -6.16%
                     (j)                         -6.31%
                     (k)                         -6.39%
                     (l)                         -6.55%
                     (m)                         -6.70%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.56%
                     (b)                         -1.80%
                     (c)                         -1.97%
                     (d)                         -2.13%
                     (e)                         -2.21%
                     (f)                         -2.38%
                     (g)                         -2.54%
                     (h)                         -2.62%
                     (i)                         -2.78%
                     (j)                         -2.94%
                     (k)                         -3.03%
                     (l)                         -3.19%
                     (m)                         -3.35%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                         -0.44%
                     (b)                         -0.68%
                     (c)                         -0.84%
                     (d)                         -1.01%
                     (e)                         -1.09%
                     (f)                         -1.26%
                     (g)                         -1.42%
                     (h)                         -1.51%
                     (i)                         -1.67%
                     (j)                         -1.83%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                         -1.92%
                     (l)                         -2.08%
                     (m)                         -2.24%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -5.46%
                     (b)                         -5.69%
                     (c)                         -5.85%
                     (d)                         -6.01%
                     (e)                         -6.08%
                     (f)                         -6.24%
                     (g)                         -6.40%
                     (h)                         -6.48%
                     (i)                         -6.63%
                     (j)                         -6.79%
                     (k)                         -6.87%
                     (l)                         -7.02%
                     (m)                         -7.18%
AMERICAN CENTURY VP INCOME & GROWTH FUND -                   5/1/02
CLASS II SHARES
                     (a)                         4.24%
                     (b)                         3.99%
                     (c)                         3.81%
                     (d)                         3.64%
                     (e)                         3.55%
                     (f)                         3.38%
                     (g)                         3.21%
                     (h)                         3.12%
                     (i)                         2.95%
                     (j)                         2.78%
                     (k)                         2.69%
                     (l)                         2.52%
                     (m)                         2.35%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -2.46%
                     (b)                         -2.70%
                     (c)                         -2.86%
                     (d)                         -3.03%
                     (e)                         -3.11%
                     (f)                         -3.27%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -3.43%
                     (h)                         -3.51%
                     (i)                         -3.67%
                     (j)                         -3.83%
                     (k)                         -3.91%
                     (l)                         -4.07%
                     (m)                         -4.23%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                          9.26%
                     (b)                          8.99%
                     (c)                          8.81%
                     (d)                          8.63%
                     (e)                          8.54%
                     (f)                          8.35%
                     (g)                          8.17%
                     (h)                          8.08%
                     (i)                          7.90%
                     (j)                          7.72%
                     (k)                          7.63%
                     (l)                          7.45%
                     (m)                          7.27%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -8.93%
                     (b)                         -9.46%
                     (c)                         -9.81%
                     (d)                        -10.16%
                     (e)                        -10.34%
                     (f)                        -10.69%
                     (g)                        -11.04%
                     (h)                        -11.21%
                     (i)                        -11.56%
                     (j)                        -11.90%
                     (k)                        -12.08%
                     (l)                        -12.42%
                     (m)                        -12.76%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                          8.69%
                     (b)                          8.06%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                          7.64%
                     (d)                          7.22%
                     (e)                          7.01%
                     (f)                          6.59%
                     (g)                          6.17%
                     (h)                          5.97%
                     (i)                          5.55%
                     (j)                          5.14%
                     (k)                          4.94%
                     (l)                          4.53%
                     (m)                          4.12%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         44.73%
                     (b)                         43.89%
                     (c)                         43.33%
                     (d)                         42.77%
                     (e)                         42.49%
                     (f)                         41.93%
                     (g)                         41.38%
                     (h)                         41.10%
                     (i)                         40.55%
                     (j)                         40.00%
                     (k)                         39.73%
                     (l)                         39.18%
                     (m)                         38.64%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00
                     (a)                        -32.41%
                     (b)                        -32.76%
                     (c)                        -32.98%
                     (d)                        -33.21%
                     (e)                        -33.33%
                     (f)                        -33.56%
                     (g)                        -33.78%
                     (h)                        -33.90%
                     (i)                        -34.12%
                     (j)                        -34.35%
                     (k)                        -34.46%
                     (l)                        -34.68%
                     (m)                        -34.90%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
GROWTH SECURITIES FUND - CLASS 2
                     (a)                         2.33%
                     (b)                         2.08%
                     (c)                         1.91%
                     (d)                         1.74%
                     (e)                         1.65%
                     (f)                         1.48%
                     (g)                         1.31%
                     (h)                         1.23%
                     (i)                         1.06%
                     (j)                         0.89%
                     (k)                         0.81%
                     (l)                         0.64%
                     (m)                         0.47%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                         4.00%
                     (b)                         3.74%
                     (c)                         3.57%
                     (d)                         3.40%
                     (e)                         3.31%
                     (f)                         3.14%
                     (g)                         2.97%
                     (h)                         2.88%
                     (i)                         2.71%
                     (j)                         2.54%
                     (k)                         2.45%
                     (l)                         2.28%
                     (m)                         2.11%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                         3.16%
                     (b)                         2.91%
                     (c)                         2.74%
                     (d)                         2.57%
                     (e)                         2.48%
                     (f)                         2.31%
                     (g)                         2.14%
                     (h)                         2.05%
                     (i)                         1.88%
                     (j)                         1.71%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                          1.63%
                     (l)                          1.46%
                     (m)                          1.29%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -38.35%
                     (b)                        -38.71%
                     (c)                        -38.95%
                     (d)                        -39.19%
                     (e)                        -39.30%
                     (f)                        -39.54%
                     (g)                        -39.78%
                     (h)                        -39.90%
                     (i)                        -40.13%
                     (j)                        -40.36%
                     (k)                        -40.48%
                     (l)                        -40.71%
                     (m)                        -40.94%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.81%
                     (b)                        -40.16%
                     (c)                        -40.39%
                     (d)                        -40.63%
                     (e)                        -40.74%
                     (f)                        -40.97%
                     (g)                        -41.21%
                     (h)                        -41.32%
                     (i)                        -41.55%
                     (j)                        -41.78%
                     (k)                        -41.89%
                     (l)                        -42.12%
                     (m)                        -42.34%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                  5/1/02
SHARES
                     (a)                         -5.52%
                     (b)                         -5.75%
                     (c)                         -5.91%
                     (d)                         -6.07%
                     (e)                         -6.15%
                     (f)                         -6.30%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -6.46%
                     (h)                         -6.54%
                     (i)                         -6.69%
                     (j)                         -6.85%
                     (k)                         -6.93%
                     (l)                         -7.08%
                     (m)                         -7.24%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.57%
                     (b)                         -4.81%
                     (c)                         -4.97%
                     (d)                         -5.12%
                     (e)                         -5.20%
                     (f)                         -5.36%
                     (g)                         -5.52%
                     (h)                         -5.60%
                     (i)                         -5.76%
                     (j)                         -5.91%
                     (k)                         -5.99%
                     (l)                         -6.15%
                     (m)                         -6.31%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.91%
                     (b)                         -2.15%
                     (c)                         -2.31%
                     (d)                         -2.47%
                     (e)                         -2.56%
                     (f)                         -2.72%
                     (g)                         -2.88%
                     (h)                         -2.96%
                     (i)                         -3.13%
                     (j)                         -3.29%
                     (k)                         -3.37%
                     (l)                         -3.53%
                     (m)                         -3.69%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                          2.10%
                     (b)                          1.85%
                     (c)                          1.68%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                          1.51%
                     (e)                          1.43%
                     (f)                          1.26%
                     (g)                          1.09%
                     (h)                          1.01%
                     (i)                          0.84%
                     (j)                          0.67%
                     (k)                          0.59%
                     (l)                          0.42%
                     (m)                          0.25%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                          0.95%
                     (b)                          0.70%
                     (c)                          0.54%
                     (d)                          0.37%
                     (e)                          0.28%
                     (f)                          0.12%
                     (g)                         -0.05%
                     (h)                         -0.13%
                     (i)                         -0.30%
                     (j)                         -0.47%
                     (k)                         -0.55%
                     (l)                         -0.71%
                     (m)                         -0.88%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES
                     (a)                         15.25%
                     (b)                         14.97%
                     (c)                         14.78%
                     (d)                         14.59%
                     (e)                         14.49%
                     (f)                         14.30%
                     (g)                         14.11%
                     (h)                         14.02%
                     (i)                         13.83%
                     (j)                         13.64%
                     (k)                         13.54%
                     (l)                         13.35%
                     (m)                         13.16%
PANORAMA INTERNATIONAL GROWTH                                5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
FUND/VA - SERVICE SHARES
                     (a)                          0.77%
                     (b)                          0.52%
                     (c)                          0.36%
                     (d)                          0.19%
                     (e)                          0.11%
                     (f)                         -0.06%
                     (g)                         -0.23%
                     (h)                         -0.31%
                     (i)                         -0.48%
                     (j)                         -0.64%
                     (k)                         -0.73%
                     (l)                         -0.89%
                     (m)                         -1.06%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         2.11%
                     (b)                         1.86%
                     (c)                         1.69%
                     (d)                         1.52%
                     (e)                         1.44%
                     (f)                         1.27%
                     (g)                         1.10%
                     (h)                         1.02%
                     (i)                         0.85%
                     (j)                         0.68%
                     (k)                         0.60%
                     (l)                         0.43%
                     (m)                         0.26%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                         2.35%
                     (b)                         2.10%
                     (c)                         1.93%
                     (d)                         1.76%
                     (e)                         1.68%
                     (f)                         1.51%
                     (g)                         1.34%
                     (h)                         1.25%
                     (i)                         1.08%
                     (j)                         0.91%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                          0.83%
                     (l)                          0.66%
                     (m)                          0.49%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.92%
                     (b)                         -1.16%
                     (c)                         -1.33%
                     (d)                         -1.49%
                     (e)                         -1.58%
                     (f)                         -1.74%
                     (g)                         -1.90%
                     (h)                         -1.99%
                     (i)                         -2.15%
                     (j)                         -2.31%
                     (k)                         -2.39%
                     (l)                         -2.56%
                     (m)                         -2.72%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                          8.55%
                     (b)                          8.28%
                     (c)                          8.10%
                     (d)                          7.92%
                     (e)                          7.83%
                     (f)                          7.65%
                     (g)                          7.47%
                     (h)                          7.38%
                     (i)                          7.20%
                     (j)                          7.02%
                     (k)                          6.93%
                     (l)                          6.75%
                     (m)                          6.58%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -4.03%
                     (b)                         -4.26%
                     (c)                         -4.42%
                     (d)                         -4.58%
                     (e)                         -4.66%
                     (f)                         -4.82%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -4.98%
                     (h)                         -5.06%
                     (i)                         -5.21%
                     (j)                         -5.37%
                     (k)                         -5.45%
                     (l)                         -5.61%
                     (m)                         -5.77%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -26.79%
                     (b)                        -27.47%
                     (c)                        -27.92%
                     (d)                        -28.37%
                     (e)                        -28.59%
                     (f)                        -29.04%
                     (g)                        -29.48%
                     (h)                        -29.70%
                     (i)                        -30.14%
                     (j)                        -30.58%
                     (k)                        -30.79%
                     (l)                        -31.22%
                     (m)                        -31.65%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.23%
                     (b)                         22.06%
                     (c)                         21.94%
                     (d)                         21.83%
                     (e)                         21.77%
                     (f)                         21.65%
                     (g)                         21.53%
                     (h)                         21.47%
                     (i)                         21.36%
                     (j)                         21.24%
                     (k)                         21.18%
                     (l)                         21.07%
                     (m)                         20.95%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         18.97%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         18.81%
                     (c)                         18.69%
                     (d)                         18.58%
                     (e)                         18.52%
                     (f)                         18.41%
                     (g)                         18.29%
                     (h)                         18.24%
                     (i)                         18.12%
                     (j)                         18.01%
                     (k)                         17.95%
                     (l)                         17.84%
                     (m)                         17.72%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         20.94%
                     (b)                         20.77%
                     (c)                         20.65%
                     (d)                         20.53%
                     (e)                         20.48%
                     (f)                         20.36%
                     (g)                         20.24%
                     (h)                         20.18%
                     (i)                         20.07%
                     (j)                         19.95%
                     (k)                         19.90%
                     (l)                         19.78%
                     (m)                         19.66%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.65%
                     (b)                          5.61%
                     (c)                          5.58%
                     (d)                          5.55%
                     (e)                          5.54%
                     (f)                          5.51%
                     (g)                          5.48%
                     (h)                          5.46%
                     (i)                          5.43%
                     (j)                          5.41%
                     (k)                          5.39%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          5.36%
                     (m)                          5.33%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        310.05%
                     (b)                        299.07%
                     (c)                        291.91%
                     (d)                        284.88%
                     (e)                        281.45%
                     (f)                        274.61%
                     (g)                        267.90%
                     (h)                        264.59%
                     (i)                        258.05%
                     (j)                        251.63%
                     (k)                        248.47%
                     (l)                        242.22%
                     (m)                        236.08%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -6.85%
                     (b)                         -7.71%
                     (c)                         -8.28%
                     (d)                         -8.85%
                     (e)                         -9.13%
                     (f)                         -9.69%
                     (g)                        -10.25%
                     (h)                        -10.53%
                     (i)                        -11.09%
                     (j)                        -11.64%
                     (k)                        -11.91%
                     (l)                        -12.46%
                     (m)                        -13.00%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        215.13%
                     (b)                        206.69%
                     (c)                        201.19%
                     (d)                        195.78%
                     (e)                        193.16%
                     (f)                        187.91%
                     (g)                        182.75%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                        180.21%
                     (i)                        175.18%
                     (j)                        170.25%
                     (k)                        167.81%
                     (l)                        163.01%
                     (m)                        158.29%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.66%
                     (b)                         12.62%
                     (c)                         12.59%
                     (d)                         12.56%
                     (e)                         12.54%
                     (f)                         12.51%
                     (g)                         12.48%
                     (h)                         12.46%
                     (i)                         12.43%
                     (j)                         12.40%
                     (k)                         12.39%
                     (l)                         12.36%
                     (m)                         12.32%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        139.35%
                     (b)                        135.20%
                     (c)                        132.47%
                     (d)                        129.77%
                     (e)                        128.44%
                     (f)                        125.79%
                     (g)                        123.17%
                     (h)                        121.87%
                     (i)                        119.30%
                     (j)                        116.75%
                     (k)                        115.49%
                     (l)                        112.99%
                     (m)                        110.51%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         35.44%
                     (b)                         34.18%
                     (c)                         33.35%



                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         32.52%
                     (e)                         32.10%
                     (f)                         31.28%
                     (g)                         30.46%
                     (h)                         30.05%
                     (i)                         29.24%
                     (j)                         28.44%
                     (k)                         28.04%
                     (l)                         27.24%
                     (m)                         26.44%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.88%
                     (b)                         9.84%
                     (c)                         9.81%
                     (d)                         9.78%
                     (e)                         9.76%
                     (f)                         9.73%
                     (g)                         9.70%
                     (h)                         9.69%
                     (i)                         9.66%
                     (j)                         9.63%
                     (k)                         9.61%
                     (l)                         9.58%
                     (m)                         9.55%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO
                     (a)                        104.07%
                     (b)                        100.83%
                     (c)                         98.69%
                     (d)                         96.58%
                     (e)                         95.54%
                     (f)                         93.47%
                     (g)                         91.41%
                     (h)                         90.40%
                     (i)                         88.38%
                     (j)                         86.38%
                     (k)                         85.38%
                     (l)                         83.42%
                     (m)                         81.47%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         48.52%
                     (b)                         47.14%
                     (c)                         46.23%
                     (d)                         45.32%
                     (e)                         44.86%
                     (f)                         43.96%
                     (g)                         43.06%
                     (h)                         42.62%
                     (i)                         41.73%
                     (j)                         40.84%
                     (k)                         40.40%
                     (l)                         39.53%
                     (m)                         38.66%
W&R TARGET FUNDS, INC. - VALUE                               5/2/94

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
PORTFOLIO
                     (a)                        103.81%
                     (b)                        100.87%
                     (c)                         98.94%
                     (d)                         97.03%
                     (e)                         96.08%
                     (f)                         94.19%
                     (g)                         92.33%
                     (h)                         91.40%
                     (i)                         89.56%
                     (j)                         87.73%
                     (k)                         86.82%
                     (l)                         85.03%
                     (m)                         83.24%

                             CUMULATIVE TOTAL RETURN
                                     L CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        197.30%
                     (b)                        189.34%
                     (c)                        184.15%
                     (d)                        179.05%
                     (e)                        176.54%
                     (f)                        171.61%
                     (g)                        166.74%
                     (h)                        164.34%
                     (i)                        159.60%
                     (j)                        154.94%
                     (k)                        152.64%
                     (l)                        148.12%
                     (m)                        143.67%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         61.85%
                     (b)                         60.34%
                     (c)                         59.34%
                     (d)                         58.35%
                     (e)                         57.86%
                     (f)                         56.87%
                     (g)                         55.90%
                     (h)                         55.41%
                     (i)                         54.44%
                     (j)                         53.48%
                     (k)                         53.00%
                     (l)                         52.04%
                     (m)                         51.09%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        309.89%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                        299.76%
                     (c)                        293.15%
                     (d)                        286.64%
                     (e)                        283.43%
                     (f)                        277.13%
                     (g)                        270.89%
                     (h)                        267.81%
                     (i)                        261.73%
                     (j)                        255.74%
                     (k)                        252.79%
                     (l)                        246.95%
                     (m)                        241.21%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         76.38%
                     (b)                         71.66%
                     (c)                         68.58%
                     (d)                         65.55%
                     (e)                         64.07%
                     (f)                         61.14%
                     (g)                         58.25%
                     (h)                         56.83%
                     (i)                         54.01%
                     (j)                         51.25%
                     (k)                         49.89%
                     (l)                         47.20%
                     (m)                         44.56%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                       5/1/87
                     (a)                        189.69%
                     (b)                        182.53%
                     (c)                        177.85%
                     (d)                        173.25%
                     (e)                        170.98%
                     (f)                        166.53%
                     (g)                        162.12%
                     (h)                        159.95%
                     (i)                        155.65%
                     (j)                        151.41%
                     (k)                        149.33%
                     (l)                        145.20%
                     (m)                        141.14%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                         57.95%
                     (b)                         56.61%
                     (c)                         55.73%
                     (d)                         54.85%
                     (e)                         54.41%
                     (f)                         53.54%
                     (g)                         52.67%
                     (h)                         52.24%
                     (i)                         51.38%
                     (j)                         50.52%
                     (k)                         50.09%
                     (l)                         49.24%
                     (m)                         48.40%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                  5/1/02
SHARES
                     (a)                         -4.90%
                     (b)                         -5.13%
                     (c)                         -5.29%
                     (d)                         -5.45%
                     (e)                         -5.53%
                     (f)                         -5.69%
                     (g)                         -5.84%
                     (h)                         -5.92%
                     (i)                         -6.08%
                     (j)                         -6.24%
                     (k)                         -6.31%
                     (l)                         -6.47%
                     (m)                         -6.63%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.48%
                     (b)                         -1.72%
                     (c)                         -1.89%
                     (d)                         -2.05%
                     (e)                         -2.13%
                     (f)                         -2.29%
                     (g)                         -2.46%
                     (h)                         -2.54%
                     (i)                         -2.70%
                     (j)                         -2.86%
                     (k)                         -2.94%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                         -3.11%
                     (m)                         -3.27%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                         -0.35%
                     (b)                         -0.60%
                     (c)                         -0.76%
                     (d)                         -0.93%
                     (e)                         -1.01%
                     (f)                         -1.18%
                     (g)                         -1.34%
                     (h)                         -1.42%
                     (i)                         -1.59%
                     (j)                         -1.75%
                     (k)                         -1.83%
                     (l)                         -2.00%
                     (m)                         -2.16%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -5.38%
                     (b)                         -5.61%
                     (c)                         -5.77%
                     (d)                         -5.93%
                     (e)                         -6.01%
                     (f)                         -6.16%
                     (g)                         -6.32%
                     (h)                         -6.40%
                     (i)                         -6.55%
                     (j)                         -6.71%
                     (k)                         -6.79%
                     (l)                         -6.94%
                     (m)                         -7.10%
AMERICAN CENTURY VP INCOME & Growth Fund -                   5/1/02
Class II Shares
                     (a)                         4.33%
                     (b)                         4.07%
                     (c)                         3.90%
                     (d)                         3.73%
                     (e)                         3.64%
                     (f)                         3.47%
                     (g)                         3.29%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                          3.21%
                     (i)                          3.03%
                     (j)                          2.86%
                     (k)                          2.78%
                     (l)                          2.61%
                     (m)                          2.43%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -2.38%
                     (b)                         -2.62%
                     (c)                         -2.78%
                     (d)                         -2.95%
                     (e)                         -3.03%
                     (f)                         -3.19%
                     (g)                         -3.35%
                     (h)                         -3.43%
                     (i)                         -3.59%
                     (j)                         -3.75%
                     (k)                         -3.83%
                     (l)                         -3.99%
                     (m)                         -4.15%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                          9.35%
                     (b)                          9.08%
                     (c)                          8.90%
                     (d)                          8.72%
                     (e)                          8.63%
                     (f)                          8.44%
                     (g)                          8.26%
                     (h)                          8.17%
                     (i)                          7.99%
                     (j)                          7.81%
                     (k)                          7.72%
                     (l)                          7.54%
                     (m)                          7.36%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -8.75%
                     (b)                         -9.28%
                     (c)                         -9.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         -9.99%
                     (e)                        -10.16%
                     (f)                        -10.51%
                     (g)                        -10.86%
                     (h)                        -11.04%
                     (i)                        -11.38%
                     (j)                        -11.73%
                     (k)                        -11.90%
                     (l)                        -12.25%
                     (m)                        -12.59%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                          8.91%
                     (b)                          8.27%
                     (c)                          7.85%
                     (d)                          7.43%
                     (e)                          7.22%
                     (f)                          6.80%
                     (g)                          6.38%
                     (h)                          6.17%
                     (i)                          5.76%
                     (j)                          5.35%
                     (k)                          5.14%
                     (l)                          4.73%
                     (m)                          4.32%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         45.02%
                     (b)                         44.17%
                     (c)                         43.61%
                     (d)                         43.05%
                     (e)                         42.77%
                     (f)                         42.21%
                     (g)                         41.66%
                     (h)                         41.38%
                     (i)                         40.83%
                     (j)                         40.28%
                     (k)                         40.00%
                     (l)                         39.45%
                     (m)                         38.91%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                        -32.29%
                     (b)                        -32.64%
                     (c)                        -32.87%
                     (d)                        -33.10%
                     (e)                        -33.21%
                     (f)                        -33.44%
                     (g)                        -33.67%
                     (h)                        -33.78%
                     (i)                        -34.01%
                     (j)                        -34.23%
                     (k)                        -34.35%
                     (l)                        -34.57%
                     (m)                        -34.79%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02
SECURITIES FUND - CLASS 2
                     (a)                          2.42%
                     (b)                          2.16%
                     (c)                          1.99%
                     (d)                          1.82%
                     (e)                          1.74%
                     (f)                          1.57%
                     (g)                          1.40%
                     (h)                          1.31%
                     (i)                          1.15%
                     (j)                          0.98%
                     (k)                          0.89%
                     (l)                          0.72%
                     (m)                          0.56%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                          4.09%
                     (b)                          3.83%
                     (c)                          3.66%
                     (d)                          3.48%
                     (e)                          3.40%
                     (f)                          3.22%
                     (g)                          3.05%
                     (h)                          2.97%
                     (i)                          2.79%
                     (j)                          2.62%
                     (k)                          2.54%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          2.37%
                     (m)                          2.19%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                          3.25%
                     (b)                          3.00%
                     (c)                          2.82%
                     (d)                          2.65%
                     (e)                          2.57%
                     (f)                          2.39%
                     (g)                          2.23%
                     (h)                          2.14%
                     (i)                          1.97%
                     (j)                          1.80%
                     (k)                          1.71%
                     (l)                          1.54%
                     (m)                          1.38%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -38.23%
                     (b)                        -38.59%
                     (c)                        -38.83%
                     (d)                        -39.07%
                     (e)                        -39.19%
                     (f)                        -39.42%
                     (g)                        -39.66%
                     (h)                        -39.78%
                     (i)                        -40.01%
                     (j)                        -40.25%
                     (k)                        -40.36%
                     (l)                        -40.60%
                     (m)                        -40.83%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.69%
                     (b)                        -40.04%
                     (c)                        -40.28%
                     (d)                        -40.51%
                     (e)                        -40.63%
                     (f)                        -40.86%
                     (g)                        -41.09%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                        -41.21%
                     (i)                        -41.43%
                     (j)                        -41.66%
                     (k)                        -41.78%
                     (l)                        -42.01%
                     (m)                        -42.23%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                  5/1/02
SHARES
                     (a)                         -5.44%
                     (b)                         -5.68%
                     (c)                         -5.83%
                     (d)                         -5.99%
                     (e)                         -6.07%
                     (f)                         -6.23%
                     (g)                         -6.38%
                     (h)                         -6.46%
                     (i)                         -6.62%
                     (j)                         -6.77%
                     (k)                         -6.85%
                     (l)                         -7.01%
                     (m)                         -7.16%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.49%
                     (b)                         -4.73%
                     (c)                         -4.89%
                     (d)                         -5.05%
                     (e)                         -5.12%
                     (f)                         -5.28%
                     (g)                         -5.44%
                     (h)                         -5.52%
                     (i)                         -5.68%
                     (j)                         -5.84%
                     (k)                         -5.91%
                     (l)                         -6.07%
                     (m)                         -6.23%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.82%
                     (b)                         -2.07%
                     (c)                         -2.23%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         -2.39%
                     (e)                         -2.47%
                     (f)                         -2.64%
                     (g)                         -2.80%
                     (h)                         -2.88%
                     (i)                         -3.04%
                     (j)                         -3.21%
                     (k)                         -3.29%
                     (l)                         -3.45%
                     (m)                         -3.61%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                          2.19%
                     (b)                          1.94%
                     (c)                          1.77%
                     (d)                          1.60%
                     (e)                          1.51%
                     (f)                          1.34%
                     (g)                          1.18%
                     (h)                          1.09%
                     (i)                          0.92%
                     (j)                          0.75%
                     (k)                          0.67%
                     (l)                          0.50%
                     (m)                          0.33%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                          1.04%
                     (b)                          0.79%
                     (c)                          0.62%
                     (d)                          0.45%
                     (e)                          0.37%
                     (f)                          0.20%
                     (g)                          0.03%
                     (h)                         -0.05%
                     (i)                         -0.22%
                     (j)                         -0.38%
                     (k)                         -0.47%
                     (l)                         -0.63%
                     (m)                         -0.80%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                         15.36%
                     (b)                         15.07%
                     (c)                         14.88%
                     (d)                         14.68%
                     (e)                         14.59%
                     (f)                         14.40%
                     (g)                         14.21%
                     (h)                         14.11%
                     (i)                         13.92%
                     (j)                         13.73%
                     (k)                         13.64%
                     (l)                         13.45%
                     (m)                         13.26%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                      5/1/02
SERVICE SHARES
                     (a)                          0.86%
                     (b)                          0.61%
                     (c)                          0.44%
                     (d)                          0.27%
                     (e)                          0.19%
                     (f)                          0.02%
                     (g)                         -0.14%
                     (h)                         -0.23%
                     (i)                         -0.39%
                     (j)                         -0.56%
                     (k)                         -0.64%
                     (l)                         -0.81%
                     (m)                         -0.97%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                          2.20%
                     (b)                          1.95%
                     (c)                          1.78%
                     (d)                          1.61%
                     (e)                          1.52%
                     (f)                          1.35%
                     (g)                          1.18%
                     (h)                          1.10%
                     (i)                          0.93%
                     (j)                          0.76%
                     (k)                          0.68%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          0.51%
                     (m)                          0.34%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                          2.44%
                     (b)                          2.19%
                     (c)                          2.02%
                     (d)                          1.85%
                     (e)                          1.76%
                     (f)                          1.59%
                     (g)                          1.42%
                     (h)                          1.34%
                     (i)                          1.17%
                     (j)                          1.00%
                     (k)                          0.91%
                     (l)                          0.75%
                     (m)                          0.58%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.83%
                     (b)                         -1.08%
                     (c)                         -1.25%
                     (d)                         -1.41%
                     (e)                         -1.49%
                     (f)                         -1.66%
                     (g)                         -1.82%
                     (h)                         -1.90%
                     (i)                         -2.07%
                     (j)                         -2.23%
                     (k)                         -2.31%
                     (l)                         -2.48%
                     (m)                         -2.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                         8.64%
                     (b)                         8.37%
                     (c)                         8.19%
                     (d)                         8.01%
                     (e)                         7.92%
                     (f)                         7.74%
                     (g)                         7.56%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                          7.47%
                     (i)                          7.29%
                     (j)                          7.11%
                     (k)                          7.02%
                     (l)                          6.84%
                     (m)                          6.66%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -3.94%
                     (b)                         -4.18%
                     (c)                         -4.34%
                     (d)                         -4.50%
                     (e)                         -4.58%
                     (f)                         -4.74%
                     (g)                         -4.90%
                     (h)                         -4.98%
                     (i)                         -5.14%
                     (j)                         -5.29%
                     (k)                         -5.37%
                     (l)                         -5.53%
                     (m)                         -5.69%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -26.56%
                     (b)                        -27.24%
                     (c)                        -27.70%
                     (d)                        -28.15%
                     (e)                        -28.37%
                     (f)                        -28.82%
                     (g)                        -29.26%
                     (h)                        -29.48%
                     (i)                        -29.92%
                     (j)                        -30.36%
                     (k)                        -30.58%
                     (l)                        -31.01%
                     (m)                        -31.44%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.30%
                     (b)                         22.12%
                     (c)                         22.00%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         21.89%
                     (e)                         21.83%
                     (f)                         21.71%
                     (g)                         21.59%
                     (h)                         21.53%
                     (i)                         21.42%
                     (j)                         21.30%
                     (k)                         21.24%
                     (l)                         21.12%
                     (m)                         21.01%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         19.04%
                     (b)                         18.87%
                     (c)                         18.75%
                     (d)                         18.64%
                     (e)                         18.58%
                     (f)                         18.46%
                     (g)                         18.35%
                     (h)                         18.29%
                     (i)                         18.18%
                     (j)                         18.07%
                     (k)                         18.01%
                     (l)                         17.89%
                     (m)                         17.78%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         21.00%
                     (b)                         20.83%
                     (c)                         20.71%
                     (d)                         20.59%
                     (e)                         20.53%
                     (f)                         20.42%
                     (g)                         20.30%
                     (h)                         20.24%
                     (i)                         20.13%
                     (j)                         20.01%
                     (k)                         19.95%
                     (l)                         19.84%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         19.72%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.67%
                     (b)                          5.62%
                     (c)                          5.59%
                     (d)                          5.56%
                     (e)                          5.55%
                     (f)                          5.52%
                     (g)                          5.49%
                     (h)                          5.48%
                     (i)                          5.45%
                     (j)                          5.42%
                     (k)                          5.41%
                     (l)                          5.38%
                     (m)                          5.35%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        313.77%
                     (b)                        302.69%
                     (c)                        295.47%
                     (d)                        288.38%
                     (e)                        284.88%
                     (f)                        278.01%
                     (g)                        271.24%
                     (h)                        267.90%
                     (i)                        261.30%
                     (j)                        254.83%
                     (k)                        251.63%
                     (l)                        245.33%
                     (m)                        239.14%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -6.55%
                     (b)                         -7.42%
                     (c)                         -8.00%
                     (d)                         -8.57%
                     (e)                         -8.85%
                     (f)                         -9.41%
                     (g)                         -9.97%
                     (h)                        -10.25%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                        -10.81%
                     (j)                        -11.36%
                     (k)                        -11.64%
                     (l)                        -12.18%
                     (m)                        -12.73%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        217.99%
                     (b)                        209.48%
                     (c)                        203.92%
                     (d)                        198.47%
                     (e)                        195.78%
                     (f)                        190.52%
                     (g)                        185.32%
                     (h)                        182.75%
                     (i)                        177.68%
                     (j)                        172.70%
                     (k)                        170.25%
                     (l)                        165.40%
                     (m)                        160.64%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.68%
                     (b)                         12.63%
                     (c)                         12.60%
                     (d)                         12.57%
                     (e)                         12.56%
                     (f)                         12.52%
                     (g)                         12.49%
                     (h)                         12.48%
                     (i)                         12.45%
                     (j)                         12.42%
                     (k)                         12.40%
                     (l)                         12.37%
                     (m)                         12.34%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        140.76%
                     (b)                        136.58%
                     (c)                        133.83%
                     (d)                        131.12%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                        129.77%
                     (f)                        127.11%
                     (g)                        124.48%
                     (h)                        123.17%
                     (i)                        120.58%
                     (j)                        118.01%
                     (k)                        116.75%
                     (l)                        114.23%
                     (m)                        111.75%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         35.87%
                     (b)                         34.60%
                     (c)                         33.76%
                     (d)                         32.93%
                     (e)                         32.52%
                     (f)                         31.69%
                     (g)                         30.87%
                     (h)                         30.46%
                     (i)                         29.65%
                     (j)                         28.84%
                     (k)                         28.44%
                     (l)                         27.64%
                     (m)                         26.84%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.90%
                     (b)                         9.85%
                     (c)                         9.82%
                     (d)                         9.79%
                     (e)                         9.78%
                     (f)                         9.75%
                     (g)                         9.72%
                     (h)                         9.70%
                     (i)                         9.67%
                     (j)                         9.64%
                     (k)                         9.63%
                     (l)                         9.60%
                     (m)                         9.57%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                        105.16%
                     (b)                        101.90%
                     (c)                         99.76%
                     (d)                         97.64%
                     (e)                         96.58%
                     (f)                         94.50%
                     (g)                         92.44%
                     (h)                         91.41%
                     (i)                         89.39%
                     (j)                         87.37%
                     (k)                         86.38%
                     (l)                         84.40%
                     (m)                         82.44%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         49.00%
                     (b)                         47.60%
                     (c)                         46.68%
                     (d)                         45.77%
                     (e)                         45.32%
                     (f)                         44.41%
                     (g)                         43.51%
                     (h)                         43.06%
                     (i)                         42.17%
                     (j)                         41.28%
                     (k)                         40.84%
                     (l)                         39.97%
                     (m)                         39.09%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                     5/2/94
                     (a)                        104.80%
                     (b)                        101.85%
                     (c)                         99.91%
                     (d)                         97.98%
                     (e)                         97.03%
                     (f)                         95.14%
                     (g)                         93.26%
                     (h)                         92.33%
                     (i)                         90.47%
                     (j)                         88.64%
                     (k)                         87.73%
                     (l)                         85.92%
                     (m)                         84.13%

                                    AUDITORS


The financial statements of Variable Annuity Account and Minnesota Life Insurance Company are audited annually by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402. The financial statements are included in this Statement of Additional Information.

The financial statements of Variable Annuity Account as of September 30, 2004 are unaudited and are included below.

The financial statements of Minnesota Life Insurance Company as of December 31, 2004 are unaudited and are included below.


                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a)  To be supplied by subsequent amendment.

     (b)  To be supplied by subsequent amendment.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 4(k) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 4(l) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.


          5. (a) The Variable Annuity Application, form 02-70068 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company filed as exhibit 27(h)(1)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (b) Amendment Number One to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (c) Amendment Number Two to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (d) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (f) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (g) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iv) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (h) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (i) Amendment One to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (j) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (l) Amendment One to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (m) Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (n) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (o) First Amendment to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (p) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed as exhibit 27(h)(6) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (q) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (s) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (t) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (u) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (v) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
               (w) Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (x) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(11) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (y) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc filed as exhibit 27(h)(12) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (z) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(i) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(ii) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(iii) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (aa) Participation Agreement as of May 1, 2000 between Franklin
                    Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit on April 30, 2003 27(h)(14)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (bb) Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          9.   Opinion and consent of Donald F. Gruber, Esq.


         10.   Consent of KPMG LLP, to be supplied by subsequent amendment.


         11.   Not applicable.

         12.   Not applicable.

         13. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                          Positions and Offices                   Positions and Offices
Business Address                            with Insurance Company                  with Registrant
----------------                            ----------------------                  ---------------------
Mary K. Brainerd                            Director                                None
HealthPartners
8100 34th Avenue South
P.O. Box 1309
Bloomington, MN 55440-1309

John F. Bruder                              Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Thomas P. Burns                             Senior Vice President                   None
Minnesota Life Insurance
  Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                           Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John W. Castro                              Director                                None
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                              Director                                None
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer                          Director                                None
U.S. Bancorp
800 Nicollet Mall
Suite 2300
Minneapolis, MN 55402

John H. Hooley                              Director                                None
SuperValu, Inc.
11840 Valley View Road
Eden Prairie, MN 55344-3691

Robert E. Hunstad                           Director and Executive                  None
Minnesota Life Insurance                    Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                            Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Reatha C. King Ph.D.                        Director                                None
General Mills Foundation
110 Bank Street SE
Unit 2403
Minneapolis, MN  55414

Dianne M. Orbison                           Senior Vice President                   None
Minnesota Life Insurance                    and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                         Director, Executive Vice                None
Minnesota Life Insurance                    President, General Counsel
 Company                                    and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler                           Chairman, President and                 None
Minnesota Life Insurance                    Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                               Senior Vice President                  None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Gregory S. Strong                           Senior Vice President                   None
Minnesota Life Insurance                    and Chief Financial
 Company                                    Officer
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                            Director and                            None
Minnesota Life Insurance                    Executive Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         I.A. Systems, Inc. (New York)
         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         Securian Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Northstar Life Insurance Company (New York)

         Personal Finance Company LLC (Delaware)

         Enterprise Holding Corporation
         Allied Solutions, L.L.C. (Indiana)
         MIMLIC Life Insurance Company (Arizona)

Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts)


         Ascend  Insurance Agency of Nevada, Inc. (Nevada)

         Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)


Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.


         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network Insurance Agency, Inc. (Massachusetts)


Majority-owned Subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.


Fifty percent-owned Subsidiary of Enterprise Holding Corporation:


         CRI Securities LLC



Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 2, 2005, the number of holders of securities of this class were as follows:




                                        Number of Record
       Title of Class                       Holders
       --------------                   ----------------
Variable Annuity Contracts --                5,167
MultiOption Advisor

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Variable Universal Life Account
               Northstar Life Variable Universal Life Account

     (b)  Directors and Officers of Securian Financial Services, Inc.:


                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                                Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                                   Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, Minnesota 55101

Michael J. Jorgenson                               Vice President and
Securian Financial Services, Inc.                  Chief Operating Officer
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                              Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Allen L. Peterson                                  Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.         $13,415,829           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-91784, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 14th day of February, 2005.


                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By             /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 14th day of February, 2005.


                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By            /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                    Date
              ---------                        -----                                    ----
/s/ Robert L. Senkler                          Chairman, President and                  February 14, 2005
---------------------------------------        Chief Executive Officer
Robert L. Senkler

*                                              Director
---------------------------------------
Mary K. Brainerd

*                                              Director
---------------------------------------
John W. Castro

*                                              Director
---------------------------------------
John E. Gherty

*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Robert E. Hunstad

*                                              Director
---------------------------------------
Reatha C. King Ph.D.

*                                              Director
---------------------------------------
Dennis E. Prohofsky

*                                              Director
---------------------------------------
Randy F. Wallake

/s/ Gregory S. Strong                          Senior Vice President                    February 14, 2005
---------------------------------------        (chief financial officer)
Gregory S. Strong

/s/ Gregory S. Strong                          Senior Vice President                    February 14, 2005
---------------------------------------        (chief accounting officer)
Gregory S. Strong

/s/ Dianne M. Orbison                          Senior Vice President and                February 14, 2005
---------------------------------------        Treasurer (treasurer)
Dianne M. Orbison

/s/ Dennis E. Prohofsky                        Director and Attorney-in-Fact            February 14, 2005
---------------------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated April 12, 2004, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
      9.        Opinion and consent of Donald F. Gruber, Esq.

     15.        Minnesota Life Insurance Company Power of Attorney to sign
                Registration Statements.